UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3373

Westcore Trust
(exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado 80202
(Address of principal executive offices) (Zip code)

Tané Tyler, Secretary
Westcore Trust
1625 Broadway, Suite 2200
Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-623-2577

Date of fiscal year end:     May 31

Date of reporting period:  May 31, 2006

Item 1.  Reports to Stockholders.

Westcore Equity Funds
Westcore MIDCO Growth Fund
Westcore Growth Fund
Westcore Select Fund
Westcore International Frontier Fund
Westcore Blue Chip Fund
Westcore Mid-Cap Value Fund
Westcore Small-Cap Opportunity Fund
Westcore Small-Cap Value Fund

Westcore Bond Funds
Westcore Flexible Income Fund Westcore Plus Bond Fund Westcore Colorado Tax-Exempt Fund

Westcore Funds are managed by
Denver Investment Advisors LLC.

Shareholder Letter	2
Average Annual Total Returns	4
Fund Expenses	7
Morningstar Ratings	8
Lipper Leaders	9
Important Disclaimers	12
Manager’s Overview	16
Westcore MIDCO Growth Fund	16
Westcore Growth Fund	20
Westcore Select Fund	24
Westcore International Frontier Fund	28
Westcore Blue Chip Fund	32
Westcore Mid-Cap Value Fund	36
Westcore Small-Cap Opportunity Fund	40
Westcore Small-Cap Value Fund	44
Westcore Flexible Income Fund	48
Westcore Plus Bond Fund	52
Westcore Colorado Tax-Exempt Fund	56
Trustees and Officers	60

Financial Statements	65
Statements of Investments	65
Statements of Assets and Liabilities	123
Statements of Operations	128
Statements of Changes in Net Assets	133
Financial Highlights	144
Notes to Financial Statements	166

Shareholder Tax Information	184
Other Important Information	185
Report of Independent Registered Public Accounting Firm	186

1-800-392-CORE (2673) ■ www.westcore.com	1

    Dear Fellow Shareholders:

     We are pleased to provide you with an update on the Westcore Funds. The past year has been a good one for our Fund Family, and we have positive news to share with you on a number of fronts, including performance and research team enhancements.

    Fund Update

     During the past 12 months, assets in the Westcore Funds increased from $851 million to over $1.2 billion, with growth coming from both positive returns across all Funds and new investors joining our Fund Family. We are also pleased to announce that the Westcore Plus Bond Fund was recognized by Lipper for its excellence in delivering consistently strong risk-adjusted performance relative to its peers. The Fund was a 2006 Lipper Fund Award Winner, ranking first in the Intermediate Investment Grade Debt category for the three years ended December 31, 2005. We are proud of this award and of the team that earned it by staying true to our disciplined, research-intensive approach to fixed-income investing.

     Likewise, as of May 31, 2006, eight Westcore Funds were awarded Lipper Leader designations. Please see pages 9 through 11 for more detailed information and pages 12 through 15 for important disclosures on these designations. Overall Fund performance and expense examples can be viewed on pages 4, 5, and 7.

    Market Recap

     From steady rate increases by the Federal Reserve to the spike in energy prices, it has been an active period for the U.S. economy and equity markets. Despite ongoing concerns about inflation and interest rates, the equity markets were able to deliver solid returns over the past 12 months.

     In this environment, as in most market environments, certain investment styles performed better than others. Value stocks (e.g., low P/E stocks), in particular small value, posted double-digit returns, extending their outperformance since 2000 relative to growth stocks. In the fixed-income market, returns of lower-quality corporate bonds were stronger than their higher-quality counterparts. Consistent with the markets’ performance, our value funds performed better than our growth funds, as did our lower-grade bond fund relative to our higher-grade funds. This experience suggests that it is hard to predict which styles will do best in the short run and that successful investing is accomplished over a long time horizon. That is why we encourage our shareholders to diversify across investment styles within the context of a realistic, long-term plan.

2	Annual Report May 31, 2006

    Research Team Update

     As you may recall, each of our Funds is managed based on a team approach, which we believe leverages the strength of each individual portfolio manager and analyst for the benefit of our shareholders. Over the past year, we made analyst additions to the mid-cap growth, international small-cap value and fixed-income research teams to support the portfolio managers in their day-to-day management of the Westcore Funds. These experienced analysts have made valuable contributions since day one and have allowed the investment teams to enhance the rigor of the analysis that underpins every investment decision made by the Funds.

    Looking Forward

     As is always the case, the year ahead will no doubt hold surprises for investors. Will the price of oil move higher or lower? Will the rate of inflation be higher or lower? Will we have an economic slowdown or will growth remain strong? These are just a few of the many questions our investment teams are seeking to answer. But regardless of the macroeconomic climate, we will stay focused on using our bottom-up, research-intensive approach to identify and invest in the most promising investments for the Funds, for the benefit of you, our shareholder.

     Thank you for the privilege of serving your investment needs. For more information, please call 1-800-392-2673, e-mail us at invest@westcore.com or visit us online at www.westcore.com.

     The Shareholder Letter and the Manager Overviews included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

1-800-392-CORE (2673) ■ www.westcore.com	3

Average Annual Total Returns as of 5/31/06
					Since Incep.
Westcore MIDCO	1-Year	3-Year	5-Year	10-Year	8/1/86
Growth Fund	13.90%	12.06%	6.05%	7.71%	12.08%
Russell Midcap Growth Index	15.61%	17.57%	4.86%	8.18%	11.32%
Lipper Mid-Cap Growth Index	18.05%	15.70%	2.55%	5.63%	10.38%

					Since Incep.
	1-Year	3-Year	5-Year	10-Year	6/1/88
Westcore Growth Fund	7.67%	11.65%	1.37%	8.45%	9.90%
Russell 1000 Growth Index	6.14%	9.00%	(1.14%)	5.48%	10.53%
S&P 500 Index	8.64%	11.64%	1.96%	8.35%	11.37%
Lipper Large-Cap Growth Index	6.34%	8.85%	(1.80%)	4.83%	9.74%

					Since Incep.
	1-Year	3-Year	5-Year	10-Year	10/1/99
Westcore Select Fund	22.98%	16.77%	3.38%	NA	17.52%
Russell Midcap Growth Index	15.61%	17.57%	4.86%	NA	4.63%
Lipper Mid-Cap Growth Index	18.05%	15.70%	2.55%	NA	3.25%

					Since Incep.
Westcore International	1-Year	3-Year	5-Year	10-Year	12/15/99
Frontier Fund	28.78%	22.16%	9.11%	NA	5.25%
MSCI EAFE Small-Cap Index	34.79%	35.93%	18.27%	NA	12.87%
Lipper International Small-Cap Index	39.16%	35.10%	17.64%	NA	9.64%

					Since Incep.
	1-Year	3-Year	5-Year	10-Year	6/1/88
Westcore Blue Chip Fund	10.09%	13.60%	2.58%	7.91%	10.55%
S&P 500 Index	8.64%	11.64%	1.96%	8.35%	11.37%
Lipper Large-Cap Core Index	9.39%	10.17%	1.12%	7.18%	10.47%

					Since Incep.
Westcore Mid-Cap	1-Year	3-Year	5-Year	10-Year	10/1/98
Value Fund	15.44%	21.05%	8.51%	NA	13.54%
Russell Midcap Value Index	17.28%	22.14%	12.57%	NA	13.04%
Lipper Mid-Cap Value Index	14.17%	19.03%	10.40%	NA	12.34%

					Since Incep.
Westcore Small-Cap	1-Year	3-Year	5-Year	10-Year	12/28/93
Opportunity Fund	19.04%	21.08%	10.49%	10.05%	11.52%
Russell 2000 Index	18.24%	19.15%	9.10%	8.52%	10.06%
Lipper Small-Cap Core Index	19.23%	19.77%	9.95%	9.59%	11.60%

					Since Incep.
Westcore Small-Cap	1-Year	3-Year	5-Year	10-Year	12/13/04
Value Fund	15.22%	NA	NA	NA	8.66%
Russell 2000 Value Index	18.21%	NA	NA	NA	11.39%
Lipper Small-Cap Value Index	18.77%	NA	NA	NA	12.91%

4	Annual Report May 31, 2006

Average Annual Total Returns as of 5/31/06 (continued)
					Since Incep.
Westcore Flexible	1-Year	3-Year	5-Year	10-Year	6/1/88
Income Fund	5.94%	9.51%	8.11%	7.95%	8.84%
Lehman Brothers U.S. Corporate High
Yield Ba Index	4.89%	7.80%	6.90%	7.64%	9.04%
Westcore Flexible Income Fund Custom Index [1]	4.89%	7.80%	6.90%	7.92%	9.18%
Lipper High Current Yield Index	7.08%	9.46%	6.71%	5.17%	7.30%

					Since Incep.
	1-Year	3-Year	5-Year	10-Year	6/1/88
Westcore Plus Bond Fund	1.48%	4.63%	6.11%	6.45%	7.02%
Lehman Brothers Aggregate Bond Index	(0.48%)	1.91%	5.01%	6.34%	7.57%
Lipper Intermediate Investment Grade Index	(0.33%)	2.08%	4.84%	5.95%	6.86%

					Since Incep.
Westcore Colorado	1-Year	3-Year	5-Year	10-Year	6/1/91
Tax-Exempt Fund	0.93%	1.61%	3.77%	4.52%	5.20%
Lehman Brothers 10-Year Municipal Debt Index	1.18%	2.68%	5.08%	5.87%	6.47%
Lipper Intermediate Municipal Debt Index	1.40%	2.01%	4.07%	4.76%	5.30%

The performance data quoted represent past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 1-800-392-CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 days of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

1 Westcore Flexible Income Fund Custom Index is comprised of the Lehman Brothers Long-Term Government/Corporate Bond Index for the time period 6/1/88 - 9/30/00 and the Lehman Brothers U.S. Corporate High Yield Ba Index for the time period 10/1/00 - 5/31/06 to reflect the change in the Fund’s investment strategy on 10/1/00. The Adviser believes that the Custom Index is the best benchmark measurement for historical performance over five years.

Please see important footnotes on page 6.

1-800-392-CORE (2673) ■ www.westcore.com	5

Westcore International Frontier, Select, and Mid-Cap Value Funds:

These Funds participate in the Initial Public Offering (“IPO”) market, and a significant portion of the Funds’ since inception returns have been attributable to its investment in IPOs, which in turn have had a magnified impact due to the Funds’ relatively small asset base. As the Funds’ assets continue to grow, it will be increasingly less likely to experience substantially similar performance by investing in IPOs.

Westcore International Frontier, Small-Cap Opportunity and Small-Cap Value Funds:

Investing in small-cap funds can be more volatile and loss of principal could be greater than investing in large-cap funds.

Westcore Select Fund:

Investing in non-diversified funds can be more volatile and loss of principal could be greater than investing in more diversified funds.

Westcore International Frontier Fund:

Investing in foreign securities entails special risks, such as currency fluctuations and political uncertainties, which are described in more detail in the prospectus.

Westcore Flexible Income and Plus Bond Funds: These Funds are subject to additional risk in that it may invest in high-yield/high-risk bonds and is subject to greater levels of liquidity risk

Westcore Colorado Tax-Exempt Fund:

This Fund invests primarily in instruments issued by or on behalf of one state and can be more volatile and loss of principal could be greater due to state specific risk as compared to a nationally diversified tax-exempt fund.

6	Annual Report May 31, 2006

		Beginning	Ending	Expenses Paid
		Account	Account	During Period*
		Value at	Value at	12/1/05 to
Fund		12/1/05	5/31/06	5/31/06

Westcore MIDCO Growth Fund	Actual Fund Return	$1,000	$1,036	$5.53
	Hypothetical Fund Return	$1,000	$1,020	$5.49

Westcore Growth Fund	Actual Fund Return	$1,000	$981	$5.33
	Hypothetical Fund Return	$1,000	$1,020	$5.44

Westcore Select Fund	Actual Fund Return	$1,000	$1,077	$5.95
	Hypothetical Fund Return	$1,000	$1,019	$5.79

Westcore International	Actual Fund Return	$1,000	$1,139	$8.00
Frontier Fund	Hypothetical Fund Return	$1,000	$1,017	$7.54

Westcore Blue Chip Fund	Actual Fund Return	$1,000	$1,037	$5.64
	Hypothetical Fund Return	$1,000	$1,019	$5.59

Westcore Mid-Cap Value Fund	Actual Fund Return	$1,000	$1,049	$6.38
	Hypothetical Fund Return	$1,000	$1,019	$6.29

Westcore Small- Cap	Actual Fund Return	$1,000	$1,077	$6.73
Opportunity Fund	Hypothetical Fund Return	$1,000	$1,018	$6.54

Westcore Small-Cap Value Fund	Actual Fund Return	$1,000	$1,060	$6.68
	Hypothetical Fund Return	$1,000	$1,018	$6.54

Westcore Flexible Income Fund	Actual Fund Return	$1,000	$1,045	$4.33
	Hypothetical Fund Return	$1,000	$1,021	$4.28

Westcore Plus Bond Fund	Actual Fund Return	$1,000	$1,010	$2.76
	Hypothetical Fund Return	$1,000	$1,022	$2.77

Westcore Colorado	Actual Fund Return	$1,000	$1,010	$3.26
Tax-Exempt Fund	Hypothetical Fund Return	$1,000	$1,022	$3.28

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the second fiscal half-year/365 (to reflect the half-year period). The annualized expense ratio of Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds were 1.09%, 1.08%, 1.15%, 1.50%, 1.11%, 1.25%, 1.30%, 1.30%, 0.85%, 0.55%, and 0.65%, respectively.

Disclosure Of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as the 2% fee on redemption of Fund shares made within 90 days of purchase; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on December 1, 2005 and held until May 31, 2006.

Actual Return. The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

1-800-392-CORE (2673) ■ www.westcore.com	7

Morningstar Ratings™ as of 5/31/06

Fund	Overall	3-Year	5-Year	10-Year

Westcore MIDCO	«««	««	««««	«««
Growth Fund	out of 818	out of 818	out of 640	out of 228
	Mid-Cap	Mid-Cap	Mid-Cap	Mid-Cap
	Growth Funds	Growth Funds	Growth Funds	Growth Funds

Westcore Growth Fund	««««	««««	««««	««««
	out of 1,379	out of 1,379	out of 1,086	out of 400
	Large	Large	Large	Large
	Growth Funds	Growth Funds	Growth Funds	Growth Funds

Westcore Select Fund	«««	««««	«««
	out of 818	out of 818	out of 640	N/A
	Mid-Cap	Mid-Cap	Mid-Cap
	Growth Funds	Growth Funds	Growth Funds

Westcore International	««	«	««
Frontier Fund	out of 79	out of 79	out of 62	N/A
	Foreign Small/	Foreign Small/	Foreign Small/
	Mid Growth Funds	Mid Growth Funds	Mid Growth Funds

Westcore Blue	«««	««««	«««	«««
Chip Fund	out of 1,472	out of 1,472	out of 1,177	out of 440
	Large	Large	Large	Large
	Blend Funds	Blend Funds	Blend Funds	Blend Funds

Westcore Mid-Cap	«««	««««	«««
Value Fund	out of 367	out of 367	out of 287	N/A
	Mid-Cap	Mid-Cap	Mid-Cap
	Blend Funds	Blend Funds	Blend Funds

Westcore Small-Cap	«««	«««	«««	«««
Opportunity Fund	out of 456	out of 456	out of 340	out of 93
	Small	Small	Small	Small
	Blend Funds	Blend Funds	Blend Funds	Blend Funds

Westcore Flexible	««««	««««	««««	«««««
Income Fund	out of 467	out of 467	out of 382	out of 144
	High Yield	High Yield	High Yield	High Yield
	Bond Funds	Bond Funds	Bond Funds	Bond Funds

Westcore Plus	«««««	«««««	«««««	««««
Bond Fund	out of 895	out of 895	out of 695	out of 348
	Intermediate-	Intermediate-	Intermediate-	Intermediate-
	Term Bond	Term Bond	Term Bond	Term Bond
	Funds	Funds	Funds	Funds

Westcore Colorado	«««	«««	«««	««
Tax-Exempt Fund	out of 328 Muni	out of 328 Muni	out of 293 Muni	out of 233 Muni
	Single State	Single State	Single State	Single State
	Interm Funds	Interm Funds	Interm Funds	Interm Funds

©2006 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 5/31/06. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics.

See complete disclaimers beginning on page 12.

8	Annual Report May 31, 2006

Lipper ratings for Consistent Return reflect funds’ historical risk-adjusted returns, adjusted for volatility, relative to peers as of 5/31/06. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Consistent Return metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Consistent Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. A Lipper Leader for Consistent Return is a fund that has provided superior consistency and risk-adjusted returns when compared to a group of similar funds. Lipper Leaders for Consistent Return may be the best fit for investors who value a fund’s year-to-year consistency relative to other funds in a particular peer group. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www. lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

Lipper ratings for Total Return reflect funds’ historical total return performance relative to peers as of 5/31/06. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return metrics over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Total Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Total Return may be the best fit for investors who want the best historical return, without looking at risk. This measure alone may not be suitable for investors who want to avoid downside risk. For more risk-averse investors, the Total Return scores can be used with Preservation and/or Consistent Return scores to make an appropriate selection that balances the risk and return. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

1-800-392-CORE (2673) ■ www.westcore.com	9

Lipper ratings for Expense reflect funds’ expense minimization relative to peers with similar load structures as of 5/31/06. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Expense, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Expense may be the best fit for investors who want to minimize their total cost. It can be used in conjunction with Total Return or Consistent Return to identify funds with above-average performance and lower-than-average cost. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

Lipper ratings for Preservation reflect funds’ historical loss avoidance relative to other funds within the same asset class, as of 5/31/06. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Preservation metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Preservation, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed income funds. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

10	Annual Report May 31, 2006

Lipper ratings for Tax Efficiency reflect funds’ historical success in postponing taxable distributions relative to peers as of 5/31/06. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Tax Efficiency metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Tax Efficiency, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Tax Efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans. Tax Efficiency on its own does not take relative or absolute performance into account. Investors can pair Tax Efficiency with Consistent Return and/or Total Return to find funds that have delivered solid relative performance and have postponed taxable distributions better than their peers. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

1-800-392-CORE (2673) ■ www.westcore.com	11

Morningstar Ratings

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 5/31/06 and are subject to change every month. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. During periods on which ratings are based, service providers of the Fund waived fees. This waiver had a material impact on the funds’ average annual returns. In the absence of fee waivers, performance would have been reduced.

Westcore MIDCO Growth Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Growth funds over the following time periods: 818 funds in the last three years, 640 funds in the last five years and 228 funds in the last ten years. With respect to these Mid-Cap Growth funds, Westcore MIDCO Growth Fund received a Morningstar Rating of 2 stars, 4 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Growth Fund was rated against the following numbers of U.S.-domiciled Large Growth funds over the following time periods: 1,379 funds in the last three years, 1,086 funds in the last five years and 400 funds in the last ten years. With respect to these Large Growth funds, Westcore Growth Fund received a Morningstar Rating of 4 stars, 4 stars and 4 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Select Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Growth funds over the following time periods: 818 funds in the last three years and 640 funds in the last five years. With respect to these Mid-Cap Growth funds, Westcore Select Fund received a Morningstar Rating of 4 stars and 3 stars for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

Westcore International Frontier Fund was rated against the following numbers of U.S.-domiciled Foreign Small/Mid Growth funds over the following time periods: 79 funds in the last three years and 62 funds in the last five years. With respect to these Foreign Small/Mid Growth funds, Westcore International Frontier Fund received a Morningstar Rating of 1 star and 2 stars for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

Westcore Blue Chip Fund was rated against the following numbers of U.S.-domiciled Large Blend funds over the following time periods: 1,472 funds in the last three years, 1,177 funds in the last five years and 440 funds in the last ten years. With respect to these Large Blend funds, Westcore Blue Chip Fund received a Morningstar Rating of 4 stars, 3 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Mid-Cap Value Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Blend funds over the following time periods: 367 funds in the last three years and 287 funds in the last five years. With respect to these Mid-Cap Blend funds, Westcore Mid-Cap Value Fund received a Morningstar Rating of 4 stars and 3 stars for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

Westcore Small-Cap Opportunity Fund was rated against the following numbers of U.S.-domiciled Small Blend funds over the following time periods: 456 funds in the last three years, 340 funds in the last five years and 93 funds in the last ten years. With respect to these Small Blend funds, Westcore Small-Cap Opportunity Fund received a Morningstar Rating of 3 stars, 3 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Flexible Income Fund was rated against the following numbers of U.S.-domiciled High Yield Bond funds over the following time periods: 467 funds in the last three years, 382 funds in the last five years and 144 funds in the last ten years. With respect to these High Yield Bond funds, Westcore Flexible Income Fund received a Morningstar Rating of 4 stars, 4 stars and 5 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

12	Annual Report May 31, 2006

Westcore Plus Bond Fund was rated against the following numbers of U.S.-domiciled Intermediate-Term Bond funds over the following time periods: 895 funds in the last three years, 695 funds in the last five years and 348 funds in the last ten years. With respect to these Intermediate-Term Bond funds, Westcore Plus Bond Fund received a Morningstar Rating of 5 stars, 5 stars and 4 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Colorado Tax-Exempt Fund was rated against the following numbers of U.S.-domiciled Municipal Single State Intermediate funds over the following time periods: 328 funds in the last three years, 293 funds in the last five years and 233 funds in the last ten years. With respect to these Municipal Single State Intermediate funds, Westcore Colorado Tax-Exempt Fund received a Morningstar Rating of 3 stars, 3 stars and 2 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Lipper Leaders for Consistent Return

Lipper ratings for Consistent Return reflect funds’ historical risk-adjusted returns, adjusted for volatility, relative to peers as of 5/31/06. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Consistent Return metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Consistent Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. A Lipper Leader for Consistent Return is a fund that has provided superior consistency and risk-adjusted returns when compared to a group of similar funds. Lipper Leaders for Consistent Return may be the best fit for investors who value a fund’s year-to-year consistency relative to other funds in a particular peer group. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

Westcore Mid-Cap Value Fund was rated among the following number of Mid-Cap Value Equity Funds for the following time periods: 213 funds in the last three years, 143 funds in the last five years and 213 funds in the overall period. With respect to these Mid-Cap Value Equity Funds, Westcore Mid-Cap Value Fund received a Consistent Return rating of Lipper Leader, 4 and 3 for the three-year, five-year and overall periods, respectively.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income Funds for the following time periods: 383 funds in the last three years, 314 funds in the last five years, 125 funds in the last ten years and 388 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income Funds, Westcore Plus Bond Fund received a Consistent Return rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Lipper Leaders for Total Return

Lipper ratings for Total Return reflect funds’ historical total return performance relative to peers as of 5/31/06. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return metrics over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Total Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Total Return may be the best fit for investors who want the best historical return, without looking at risk. This measure alone may not be suitable for investors who want to avoid downside risk. For more risk-averse investors, the Total Return scores can be used with Preservation and/or Consistent Return scores to make an appropriate selection that balances the risk and return. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

1-800-392-CORE (2673) ■ www.westcore.com	13

Westcore Growth Fund was rated among the following number of Large-Cap Growth Equity Funds for the following time periods: 597 funds in the last three years, 481 funds in the last five years, 166 funds in the last ten years and 597 funds in the overall period. With respect to these Large-Cap Growth Equity Funds, Westcore Growth Fund received a Total Return rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Blue Chip Fund was rated among the following number of Large-Cap Core Equity Funds for the following time periods: 746 funds in the last three years, 625 funds in the last five years, 243 funds in the last ten years and 746 funds in the overall period. With respect to these Large-Cap Core Equity Funds, Westcore Blue Chip Fund received a Total Return rating of Lipper Leader, Lipper Leader, 2 and Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income Funds for the following time periods: 405 funds in the last three years, 324 funds in the last five years, 147 funds in the last ten years and 405 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income Funds, Westcore Plus Bond Fund received a Total Return rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Lipper Leaders for Preservation

Lipper ratings for Preservation reflect funds’ historical loss avoidance relative to other funds within the same asset class, as of 5/31/06. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Preservation metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Preservation, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed income funds. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

Westcore Blue Chip Fund was rated among the following number of Equity Funds for the following time periods: 8,112 funds in the last three years, 6,347 funds in the last five years, 2,238 funds in the last ten years and 8,112 funds in the overall period. With respect to these Equity Funds, Westcore Blue Chip Fund received a Preservation rating of Lipper Leader, 2, 2 and 2 for the three-year, five-year, ten-year and overall periods, respectively.

Lipper Leaders for Tax Efficiency

Lipper ratings for Tax Efficiency reflect funds’ historical success in postponing taxable distributions relative to peers as of 5/31/06. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Tax Efficiency metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Tax Efficiency, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Tax Efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans. Tax Efficiency on its own does not take relative or absolute performance into account. Investors can pair Tax Efficiency with Consistent Return and/or Total Return to find funds that have delivered solid relative performance and have postponed taxable distributions better than their peers. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

Westcore Select Fund was rated among the following number of Mid-Cap Growth Equity Funds for the following time periods: 470 funds in the last three years, 360 funds in the last five years and 470 funds in the overall period. With respect to these Mid-Cap Growth Equity Funds, Westcore Select Fund received a Tax Efficiency rating of Lipper Leader for the three-year, five-year and overall periods, respectively.

14	Annual Report May 31, 2006

Westcore Colorado Tax-Exempt Fund was rated among the following number of Other States Intermediate Municipal Fixed Income Funds for the following time periods: 113 funds in the last three years, 95 funds in the last five years, 66 funds in the last ten years and 113 funds in the overall period. With respect to these Other States Intermediate Municipal Fixed Income Funds, Westcore Colorado Tax-Exempt Fund received a Tax Efficiency rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Lipper Leaders for Expense

Lipper ratings for Expense reflect funds’ expense minimization relative to peers with similar load structures as of 5/31/06. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Expense, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Expense may be the best fit for investors who want to minimize their total cost. It can be used in conjunction with Total Return or Consistent Return to identify funds with above-average performance and lower-than-average cost. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

Westcore MIDCO Growth Fund was rated among the following number of Mid-Cap Growth Equity Funds for the following time periods: 167 funds in the last three years, 138 funds in the last five years, 67 funds in the last ten years and 167 funds in the overall period. With respect to these Mid-Cap Growth Equity Funds, Westcore MIDCO Growth Fund received an Expense rating of Lipper Leader, Lipper Leader, 2 and Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Flexible Income Fund was rated among the following number of High Current Yield Fixed Income Funds for the following time periods: 122 funds in the last three years, 106 funds in the last five years, 49 funds in the last ten years and 122 funds in the overall period. With respect to these High Current Yield Fixed Income Funds, Westcore Flexible Income Fund received an Expense rating of Lipper Leader, Lipper Leader, 2 and Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income Funds for the following time periods: 134 funds in the last three years, 112 funds in the last five years, 64 funds in the last ten years and 134 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income Funds, Westcore Plus Bond Fund received an Expense rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Colorado Tax-Exempt Fund was rated among the following number of Single State Municipal Fixed Income Funds for the following time periods: 375 funds in the last three years, 360 funds in the last five years, 320 funds in the last ten years and 375 funds in the overall period. With respect to these Single State Municipal Fixed Income Funds, Westcore Colorado Tax-Exempt Fund received an Expense rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively. The Single State Category is a culmination of multiple single state categories.

1-800-392-CORE (2673) ■ www.westcore.com	15

Westcore MIDCO Growth Fund

FUND STRATEGY: Investing in a diversified portfolio of medium-sized companies with growth potential.

    Equity markets continued to perform well during the fiscal year ended May 31, 2006, as robust economic growth and strong corporate earnings bolstered stock prices. The Westcore MIDCO Growth Fund finished with a solid gain of 13.90% over the same period, only to trail benchmark and peer group returns of 15.61% for the Russell Midcap Growth Index and 18.05% for the Lipper Mid-Cap Growth Index. Smaller-capitalization stocks posted sizable gains during this period with mid-caps close behind and large-caps noticeably lagging their smaller peers.

     One of the tangible long-term benefits of mid-cap investing is that it tends to produce more consistent returns than the extremes often associated with pure small-caps or large-caps. We believe this consistency is due to an attractive risk/reward profile that combines the stability of large-caps with the growth potential of small-caps. In order to capture this unique blend of stability and growth potential, our investment approach focuses on fundamental research that seeks to uncover superior return prospects before they are widely recognized.

     Such was the case with the healthcare sector, which accounted for approximately 20% of the portfolio and was our largest contributor to performance. Superior stock selection, particularly in the biotechnology group, was reflected in holdings such as Amylin Pharmaceuticals Inc., Vicuron Pharmaceuticals Inc. (acquired by Pfizer Inc.) and Cephalon Inc. Endo Pharmaceuticals Holdings Inc., which specializes in pain management treatments, also performed quite well for the Fund.

     After an extended period of underperformance, the technology sector rebounded nicely, having made significant fiscal-year contributions to Fund performance. Several of our semiconductor holdings such as Broadcom Corp., NVIDIA Corp. and Intersil Corp. were strong performers, as were Akamai Technologies Inc., SanDisk Corp. and Harris Corp. across other technology segments. The software group, however, demonstrated overall weakness, with Take-Two Interactive Software Inc., RSA Security Inc. and Macrovision Corp. all turning in disappointing results.

16	Annual Report May 31, 2006

    One dominant theme of late has been the global leadership of commodity and industrial companies, due in large part to surging demand from China and India. We view these sectors as economically sensitive and more cyclical in nature. Consequently, companies in these areas tend not to meet our criteria for secular growth opportunities with strong underlying fundamentals. This has been a considerable challenge for us and has dampened performance due to our historically limited exposure to groups such as energy, industrials and materials. While we strive to correctly forecast the duration of such trends, the recent correction in commodities has provided some justification that these sectors may have been overextended.

     Another area that has been detrimental to performance has been the consumer discretionary sector. This group continues to face macroeconomic pressures such as high energy prices, rising interest rates, high debt loads and a slowing housing market to name a few. Companies such as Tempur-Pedic International Inc., a leading mattress manufacturer, and Tuesday Morning Corp., a closeout retailer, both disappointed due to slower-than-expected growth. We remain underweight in the consumer discretionary sector, but will continue to search for compelling opportunities that may prove rewarding over the next 12 to 24 months.

     Towards the end of our fiscal year, we sold certain holdings from the portfolio --all of which had unrealized losses --- to reduce the Fund’s net realized capital gains for the year. Tax law requires that we not own these securities for 31 days following their disposition. We invested the cash proceeds from these sales in the iShares Russell Midcap Growth Index so our portfolio would be exposed to the mid-cap growth part of the stock market during this period of time.

     As we near the end of the Fed’s prolonged rate-hike cycle, we are seeing signs of increased inflationary pressures that could force policymakers to extend the current tightening stance. These concerns have been a major catalyst in the significant global correction that has recently roiled the markets. While it is feared that higher interest rates will dampen global economic growth, we believe inflation could edge higher—but not significantly. We believe the Fed will pause from its cycle of tightening monetary policy setting the stage for a sustained period of respectable economic growth, which could prove to be an attractive environment for equities.

(continued on next page)

1-800-392-CORE (2673) ■ www.westcore.com	17

Westcore MIDCO Growth Fund (continued)

     We remain steadfast in our approach knowing that we have endured short-term periods such as this in the past only to be rewarded longer term as patient investors. We appreciate your confidence and look forward to serving you for many years to come.

Russell Midcap Growth Index is an unmanaged index and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values in the Russell 1000 index.

Lipper Mid-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Growth Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index

An investment cannot be made directly in an index

Please see Average Annual Total Return information on pages 4 and 5.

18	Annual Report May 31, 2006

Top 10 Holdings as of May 31, 2006

2.68%	FMC Technologies Inc. (FTI) Designs, manufactures and services systems and products used in offshore, particularly deepwater, exploration and production of crude oil and natural gas
2.28%	T. Rowe Price Group Inc. (TROW) An asset management firm that provides investment, record keeping and communications services to corporate and public retirement plans
2.16%	Dover Corp. (DOV) Manufactures a variety of specialized industrial products and manufacturing equipment for use in waste handling, bulk transport, petroleum and other industries
1.92%	HCC Insurance Holdings Inc. (HCC) Underwrites property and casualty insurance
1.89%	Jacobs Engineering Group Inc. (JEC) Provides engineering, design and consulting services as well as construction and construction management services to industrial, commercial and governmental clients
1.78%	State Street Corp. (STT) Services institutional investors and manages financial assets worldwide
1.77%	Grant Prideco Inc. (GRP) Manufactures, sells and services engineered tubular products used in exploration and development operations
1.68%	Zions Bancorporation (ZION) A bank holding company that operates full-service banking offices
1.62%	Laboratory Corp. of America (LH) A clinical laboratory organization that offers a wide range of clinical laboratory tests which are used in the medical profession
1.60%	Noble Corp. (NE) Provides diversified services for the oil and gas industry
Percent of Net Assets in Top Ten Holdings: 19.38%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	19

Westcore Growth Fund

FUND STRATEGY: Investing primarily in large companies with growth potential.

     “Anyone can hold the helm when the sea is calm”-Publilius Syrus (Roman Empire). In retrospect, equity markets were anything but calm during the past year, as strong corporate profits and solid financial outlooks faced the potentially damaging effects of surging oil prices, increasingly indebted consumers and rising interest rates.

     Given these conflicting data points, market conviction ebbed and flowed. However, our conviction did not waver, nor did our investment discipline, as we continued to uncover a healthy mix of companies with both short-term “tactical” and long-term “strategic” growth catalysts. This enabled the Westcore Growth Fund to stay the course, as evidenced by its 7.67% return for the fiscal year ended May 31, 2006. Having withstood current market conditions, the Fund’s advance outdistanced the 6.14% return of the benchmark Russell 1000 Growth Index, as well as the 6.34% return for the Lipper Large-Cap Growth peer group.

     Overall, the Fund’s relative outperformance was due to individual stock selection rather than sector allocation, further strengthening our conviction in intense fundamental research. Within specific sectors, performance was driven by the financials, energy and technology sectors, whereas our health care and consumer discretionary exposure hampered relative returns.

     In the financials sector, Fund results were lifted by holdings in Goldman Sachs Group Inc. and Franklin Resources Inc. Robust capital markets and merger and acquisition activity benefited Goldman Sachs, while Franklin Resources experienced strong asset flows into international funds, thus boosting profitability. Although higher interest rates may create negative headwinds for certain financial stocks such as traditional banks, we believe there are ample opportunities for companies in improving areas such as capital markets and investment banking.

20	Annual Report May 31, 2006

    Meanwhile, energy holdings Transocean Inc. and Schlumberger Ltd. also delivered superior returns, driven by the global search for new oil and natural gas capacity. As oil and gas companies have resumed capital spending on exploration and development, supplies have only increased modestly while global demand, particularly in the emerging markets of China and India, continues to exceed expectations. Until significant new capacity is discovered, we would expect prices to remain high. With these long-term growth drivers still in place, we believe energy companies are in the early stages of a multi-year expansion cycle.

     Strong stock selection in technology again proved advantageous, with Corning Inc. and Broadcom Corp. boosting returns. The relentless search for improved corporate productivity and profitability will continue to drive global demand for technology products, as will the ability of technology products to enhance individual living standards. The free flow of information will continue to accelerate technological innovations, benefiting both consumers and corporations, while providing ample opportunities for the well-prepared investor.

     Every journey traveled has a few bumps and this past fiscal year was no exception. Although, negative contributors generally resulted from more company specific issues rather than broad thematic events, XM Satellite Radio Holdings, eBay Inc. and UnitedHealth Group Inc. proved especially disappointing. While we remain long-term believers in satellite radio, we were discouraged by XM’s inability to capitalize on their superior technology and translate it into faster revenue growth. At the same time, eBay struggled with the ongoing slowdown in its domestic e-commerce business as well as investor skepticism over its acquisition of Skype. Finally, UnitedHealth Group retreated as controversy surrounding management’s backdating of stock options created a negative headwind. Consequently, all three companies were removed from the Fund.

     Looking ahead, we are encouraged by prospects for the remainder of 2006. The market appears reasonably valued, productivity remains high, corporate balance sheets are flush with cash and we believe the global economy is well positioned for continued growth. While the U.S. economy will likely slow to more reasonable levels, we see a strong probability that the Fed may adopt a more accommodating monetary policy later in the year. Given the backdrop of relative low interest rates, strong operating profit growth and a resilient economy, we believe many market pundits are overly pessimistic – particularly with respect to large-cap growth companies.

1-800-392-CORE (2673) ■ www.westcore.com	21

Russell 1000 Growth Index is an unmanaged index that measures the performance of the largest 1,000 firms in the Russell 3000 Index, which represents approximately 98% of the investable US equity market.

S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Lipper Large-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Large-Cap Growth Funds classification. This classification consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

22	Annual Report May 31, 2006

Top 10 Holdings as of May 31, 2006

3.79%	Corning Inc. (GLW) Conducts operations in the telecommunications, advanced materials and information display industries
3.41%	Microsoft Corp. (MSFT) Develops, manufactures, licenses, sells and supports software products
3.04%	Gilead Sciences Inc. (GILD) Discovers, develops and commercializes therapeutics for viral diseases
2.96%	Texas Instruments Inc. (TXN) A global semiconductor company that designs and supplies digital signal processing and analog technologies
2.90%	QUALCOMM Inc. (QCOM) Develops and delivers digital wireless communications products and services based on the company’s CDMA digital technology
2.87%	Transocean Inc. (RIG) An offshore drilling contractor located throughout the world’s major oil and gas drilling regions
2.85%	American Express Co. (AXP) Through its subsidiaries, provides travel-related, financial advisory and international banking services around the world
2.56%	Hospira Inc. (HSP) A specialty pharmaceuticals and medication delivery company
2.46%	Caterpillar Inc. (CAT) Designs, manufactures and markets construction, mining, agricultural and forestry machinery
2.41%	United Technologies Corp. (UTX) Provides high-technology products and support services to its customers in the aerospace and building industries worldwide
Percent of Net Assets in Top Ten Holdings: 29.25%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	23

Westcore Select Fund

FUND STRATEGY: Investing in a limited number of primarily medium-sized companies selected for their growth potential.

     The Westcore Select Fund returned 22.98% for the fiscal year ended May 31, 2006, significantly ahead of the 15.61% return of our benchmark, the Russell Midcap Growth Index, as well as the 18.05% return of our peer group, the Lipper Mid-Cap Growth Index. This outperformance reflected solid overall stock gains in conjunction with robust economic growth and strong corporate earnings.

     Although concentrated in 20 to 35 mid-cap stocks believed to offer strong long-term performance potential, the Westcore Select Fund typically maintains relatively broad sector and industry diversification. However, due to its concentrated nature it is expected that there will be meaningful deviation across sectors relative to the benchmark. Portfolio holdings are held to a stringent set of investment criteria, including favorable balance sheets, well-defined business franchises, high returns on invested capital and meaningful free cash flow.

     During the period, the Fund’s top-performing sectors comprised healthcare, financials and technology which on average accounted for approximately 21%, 16% and 19% of the portfolio, respectively. Healthcare and financials were significantly overweight versus the benchmark. Within the top-performing healthcare sector, Amylin Pharmaceuticals Inc., Endo Pharmaceuticals Holdings Inc., Pacificare Health Systems and St. Jude Medical Inc. were leading contributors. Additionally, the Fund benefited from the financials sector where companies such as T. Rowe Price Group Inc., State Street Corp. and Zions Bancorp boosted overall returns.

     As for the technology sector, Akamai Technologies Inc. provided excellent returns after posting strong earnings growth. Akamai is a leading supplier of application solutions for performance management and optimization of Internet traffic. Following its significant run-up, we determined the stock to be fairly valued and subsequently liquidated the position.

24	Annual Report May 31, 2006

     In contrast, the consumer cyclical sector where we maintained an underweight position versus the benchmark, proved the most challenging. While Wynn Resorts Ltd. emerged as the one bright spot for the group, others such as XM Satellite Radio Holdings Inc., Mohawk Industries Inc., Tempur-Pedic International Inc., Ross Stores Inc. and Royal Caribbean Cruises Ltd. all proved disappointing. With the exception of Tempur-Pedic, due to its attractive valuation, all were ultimately sold given our cautious outlook for the consumer cyclical sector. Nevertheless, we continue to search for compelling opportunities that may prove rewarding over the next 12 to 18 months.

     Further detracting from Fund performance was our limited exposure to groups such as energy, industrials and basic materials, sectors we view as more cyclical in nature. Because companies in these areas tend not to meet our criteria for secular growth opportunities with strong underlying fundamentals, our historical underweights have resulted in an opportunity cost.

     With the economy and the financial markets seemingly at an inflection point, we are seeing signs of increased inflationary pressures that could force Federal Reserve policymakers to extend the prolonged rate-hike cycle. These concerns have been a major catalyst in the significant global correction that has recently roiled the markets. While it is feared that higher interest rates will dampen global economic growth, we believe inflation could edge higher—but not significantly. We believe the Fed will pause from its cycle of tightening monetary policy setting the stage for a sustained period of respectable economic growth, which could prove to be an attractive environment for equities.

     Overall this past year was very rewarding for our shareholders and we continue to work diligently to identify attractive investment opportunities for the year ahead.

1-800-392-CORE (2673) ■ www.westcore.com	25

Russell Midcap Growth Index is an unmanaged index and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values in the Russell 1000 index.

Lipper Mid-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Growth Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index

An investment cannot be made directly in an index

Please see Average Annual Total Return information on pages 4 and 5.

26	Annual Report May 31, 2006

Top 10 Holdings as of May 31, 2006

5.63%	DaVita Inc. (DVA) Provides dialysis services in the U.S. for patients suffering from chronic kidney failure
5.52%	Amdocs Limited (DOX) Provides integrated customer care and billing systems for major wireless and wireline telecommunications companies in the U.S. and internationally
5.37%	Tempur-Pedic International Inc. (TPX) Manufactures and markets foam mattresses, pillows and miscellaneous products under the Tempur-Pedic and other brand names
5.29%	Zions Bancorporation (ZION) A bank holding company that operates full-service banking offices
5.23%	Oshkosh Truck Corp. (OSK) Designs, manufactures and markets fire and emergency apparatus and specialty commercial and military trucks
5.20%	ATI Technologies Inc. (ATYT) Designs, manufactures and markets multimedia solutions and graphics components for personal computers
5.16%	T. Rowe Price Group Inc. (TROW) An asset management firm that provides investment, record keeping and communications services to corporate and public retirement plans
5.06%	Laboratory Corp. of America (LH) A clinical laboratory organization that offers a wide range of clinical laboratory tests
5.04%	Constellation Brands Inc. Class A (STZ) Produces and markets beverage alcohol in
North America, Europe and Australia including such brands as Corona and Inglenook
5.04%	Dover Corp. (DOV) Manufactures a variety of specialized industrial products and manufacturing equipment for use in waste handling, bulk transport, petroleum and other industries
Percent of Net Assets in Top Ten Holdings: 52.54%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	27

Westcore International Frontier Fund

FUND STRATEGY: Investing in small, international companies that are poised for growth.

     The Westcore International Frontier Fund gained 28.78% for the fiscal year ended May 31, 2006, strong in absolute terms yet disappointing from a relative standpoint. Benchmark returns of 34.70% for the MSCI EAFE Small-Cap Index and 39.16% for the Lipper International Small-Cap peer group reflected a strong rally among international small-cap stocks throughout the year, although persistently choppy markets and an underweight in Japanese securities ultimately worked against Fund performance.

     Since the current global rally commenced in March 2003, your portfolio has more than doubled (excluding cash flows), making the international small-cap asset class among the best performing of the major equity asset classes. However, as interest rates, commodity prices and inflation have all trended higher, the investment environment has become decidedly more curious.

     Into this tableau, weave in a booming China both in terms of its tremendous potential but also, by its sheer size, an ability to disrupt the global economy. Many bears – not to mention the broader market – seem to be suggesting serious economic problems ahead. We are not nearly as concerned. We think that emerging markets, including China, could be at risk from overcapacity and the inherent volatility of being a contract manufacturer, as so much of its industry is. Nevertheless, we are comforted that in developed markets, where we primarily invest, some of the economic cyclicality seems to have been pushed into emerging markets.

     What does this mean for small-cap stocks and our strategy? While we do not rely on explicit economic predictions to drive our investment process, we are incorporating this dynamic into our analysis of future investments. Increasingly, we are looking at companies that should benefit from outsourcing efficiencies of Asian production and growing Chinese demand, but remain cautious regarding the notion of steady demand growth.

28	Annual Report May 31, 2006

     To that end, the Fund owns a number of service sector companies that are capitalizing on global outsourcing trends, including Australia-based G.U.D. Holdings Ltd. G.U.D. has eliminated nearly all of its manufacturing capacity and is sourcing products from China, whereas Misumi Group Inc. of Japan is establishing a distribution network in China, using local manufacturers to deliver parts and supplies to large production facilities. Meanwhile, we are increasingly focused on service companies, such as Trader Classified Media NV, SAI Global Ltd., SurfControl plc and Esprinet SpA, whose limited capital requirements should enable them to prosper in this setting.

     While it is easy to view China and the emerging markets as a panacea, it is also tempting to write off Western economies. Neither is correct. Rather than make absolute statements, it is better to focus on individual companies that will benefit from this new economic paradigm. Despite higher valuations in the international small-cap arena, our fundamental analysis continues to identify attractively valued investment opportunities.

     At the company level, leading contributors to fiscal-year performance included Esprinet SpA, VTECH Holdings Ltd. and Pinguely Haulotte. Esprinet extended its geographic footprint via an acquisition, while VTECH benefited from sales of its V-Smile consoles and cartridges, as well as efforts to restructure its telecom business. Pinguelly continued to grow sales and earnings in line with a robust market for its products.

     In contrast, stocks that detracted from performance included Colorado Group Ltd., Genesys SA and Global Bio-Chem Technology Group Ltd. Colorado Group reported an earnings shortfall that reflected poorly on the company’s forward outlook. Although we subsequently sold the stock, Genesys and Global Bio-Chem were retained despite falling on near-term earnings concerns.

     Finally, in an attempt to address a recent history of underperformance, the Fund’s investment process was recently modified in order to provide investors with more complete exposure to the international small-cap asset class. Consequently, we intend to increase the number of holdings while broadening the geographic and industrial mix. All holdings, however, will continue to undergo bottom-up, fundamental analysis, enabling us to construct a more diversified portfolio that seeks to reduce near-term volatility resulting from country and industry risk. We believe this change will benefit shareholders in the future.

1-800-392-CORE (2673) ■ www.westcore.com	29

Westcore International Frontier Fund (continued)

Country Breakdown as of May 31, 2006

Country	Market Value	%	Country	Market Value	%

Australia	2,733,131	7.49%	New Zealand	742,080	2.03%
Canada	1,647,636	4.51%	Norway	2,210,601	6.05%
France	5,147,551	14.10%	Singapore	2,652,981	7.27%
Germany	3,766,640	10.32%	Sweden	1,071,587	2.93%
Hong Kong	1,098,530	3.01%	United Kingdom	7,110,477	19.47%
Italy	2,196,357	6.01%	Cash Equivalents and
Japan	3,383,223	9.26%	Net Other Assets	900,691	2.47%
Netherlands	1,855,441	5.08%
			Net Assets	$36,516,926	100%

MSCI EAFE Small Cap Index is unmanaged and is an arithmetic, market value-weighted average of the performance of securities of small cap companies listed on the stock exchanges of 21 developed markets outside of North America with a capitalization range of $200 million - $1.5 billion.

Lipper International Small-Cap Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper International Small-Cap Funds classification. This classification consists of funds that invest at least 65% of their assets in equity securities of non-United States companies with market capitalizations less than $1 billion (U.S.) at the time of purchase.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

30	Annual Report May 31, 2006

Top 10 Holdings as of May 31, 2006

5.08%	Trader Classified Media NV (Netherlands) Publisher of paid circulation classified publications with monopoly positions in classified auto, real estate and job search
4.51%	Zarlink Semiconductor Inc. (Canada) Employs analog, digital and mixed signal capabilities to offer products for wired, wireless and optical connectivity markets
3.97%	ProSafe ASA (Norway) Provides specialized oil services for production activity off the coast of Norway
3.83%	Lectra (France) Global leader in CAD and CAM machines for the textile, garment and industrial fabric industry
3.68%	SGL Carbon AG (Germany) Produces carbine and graphite materials used in the production of steel
3.56%	Informa PLC (United Kingdom) Publishes books, scientific and academic journals and provides business information through newspapers, magazines and electronic media
3.34%	Genesys SA (France) Independent teleconferencing group that provides Internet based call solutions and automated calling services
3.31%	IG Group Holdings (United Kingdom) Offers betting on financial markets and sporting, entertainment and political events
3.28%	SAI Global Ltd. (Australia) Publishes, distributes and provides training and consulting services for technical and business standards and codes of practice that conform with
Australian and International Standards
3.16%	Esprinet S.p.A. (Italy) Distributes hardware and software for computers, networks and related information technology systems throughout Italy
Percent of Net Assets in Top Ten Holdings: 37.72%
Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	31

Westcore Blue Chip Fund

FUND STRATEGY: Investing in large, well-established companies whose stocks appear to be undervalued.

     For the fiscal year ended May 31, 2006, the Westcore Blue Chip Fund appreciated 10.09%, beating the benchmark S&P 500 Index, which returned 8.64%. The Fund also bested its peers as represented by the Lipper Large-Cap Core Index, which returned 9.39%.

     While we are pleased with our outperformance for the year, the Fund’s investment process is focused on longer-term performance realized through a clear focus on companies with improving cash flow and returns on invested capital. Therefore, we are especially pleased to have outperformed the S&P 500 Index and the Lipper Large-Cap Core Index for the three-year period by 1.96% and 3.43%, respectively. The Fund’s trailing five-year performance shows an annualized return of 2.58%, which also compares very favorably to S&P 500 Index and Lipper Large-Cap Core Index returns of 1.96% and 1.12% over the same period.

     Broadly speaking, the period was characterized by persistently high energy prices, which were compounded by Hurricanes Katrina, Rita and Wilma, and the continued raising of short-term interest rates, as the Federal Reserve attempted to contain inflation without derailing economic growth. As we enter the summer of 2006, signs suggest that the Fed is approaching the end of its tightening cycle, while economic growth remains steady. Corporate America has built a much stronger balance sheet over the past several years and continues to produce relatively strong free cash flow. Companies have begun to show a growing willingness to invest their capital in new projects and other strategic initiatives. These factors continue to underscore our positive outlook on the equity markets.

     As has been a theme for some time, energy was a primary driver of our outperformance. On average, our energy holdings increased by more than 50% for the twelve-month period, while energy stocks as a whole as measured by the S&P 500 Index recorded average increases just over 25%. We continue to believe that supply-demand imbalances will not be remedied anytime soon. Thus, our holdings

32	Annual Report May 31, 2006

include several exploration and production companies, where cash flow from current reserves suggests attractive valuations and significant incremental opportunities exist. Examples include Suncor Energy Inc. and Marathon Oil Corp. We also held Transocean Inc., an offshore driller whose cash flow and returns improved dramatically as high demand for rigs continued to push rates higher. We continue to be optimistic given the longer-term contracts now being signed, and the needs of producers to unlock larger offshore reserves.

     Performance was also aided by strong returns from Norfolk Southern Corp., an eastern railroad operator. Operational efficiency gains and the ability to deliver goods more reliably have increased demand for the company’s services, as have higher energy costs, which have drawn attention to the lower-cost rail option. Also contributing to performance was consumer cyclicals holding Starwood Hotels & Resorts Worldwide, Inc. As economic recovery has boosted business travel and room rates, incremental cost controls have resulted in improved free cash flow.

     Offsetting some of these strong performances were disappointments in the technology sector. Various factors including cautious capital spending and specific product cycle issues have led to setbacks in the performance of stocks such as Intel Corp., Altera Corp. and VeriSign Inc. However, we have increasing conviction in the opportunities and current valuations of these stocks and others within the sector, and are optimistic about realizing these values going forward.

     Towards the end of our fiscal year, we sold certain holdings from the portfolio -- all of which had unrealized losses --- to reduce the Fund’s net realized capital gains for the year. Tax law requires that we not own these securities for 31 days following their disposition. We invested the cash proceeds from these sales in various sector specific exchange traded funds so our portfolio would be exposed to these sectors during this period of time.

(continued on next page)

1-800-392-CORE (2673) ■ www.westcore.com	33

Westcore Blue Chip Fund (continued)

     Looking ahead, evidence continues to mount that large-cap stocks have become attractively valued relative to their small- and mid-cap counterparts. In addition, when market volatility increases as it has recently, investors historically tend to prefer larger cap stocks. Finally, we continue to find an ample supply of stocks identified by our research as undervalued relative to their free cash flow and growth opportunities. Together, these factors contribute to our positive stance regarding the future of the Westcore Blue Chip Fund. As always, we thank you for your continued trust and support.

S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Lipper Large-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Large-Cap Core Funds classification. This classification consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

34	Annual Report May 31, 2006

Top 10 Holdings as of May 31, 2006

3.83%	Teva Pharmaceutical Industries Ltd. (TEVA) Develops, manufactures and markets generic and branded pharmaceuticals for treatment of post-menopausal bone loss in women and treatment of multiple sclerosis
3.61%	Citigroup Inc. (C) A diversified financial services holding company that provides a broad range of financial services
3.03%	Occidental Petroleum Corp. (OXY) Explores for, develops, produces and markets crude oil and natural gas and manufactures and markets a variety of basic chemicals, including chlorine
2.89%	Abbott Laboratories (ABT) Discovers, develops, manufactures and sells a broad and diversified line of healthcare products and services
2.89%	Intel Corp. (INTC) Designs, manufactures and sells computer components and related products
2.88%	Nokia Corp. ADR (NOK) An international telecommunications company which develops and manufactures mobile phones and networks and systems for cellular and fixed networks
2.83%	Walt Disney Co. (DIS) An entertainment company that conducts operations in media networks, studio entertainment, theme parks and resorts, consumer products and
Internet and direct marketing
2.66%	Norfolk Southern Corp. (NSC) Owns and controls Norfolk Southern Railway Company, a freight railroad, and Pocahontas Land Corporation, a natural resources company
2.48%	Transocean Inc. (RIG) An offshore drilling contractor located throughout the world’s major oil and gas drilling regions
2.38%	J.C. Penney Company Inc. Holdings (JCP) Provides merchandise and services to consumers through department stores, catalog departments and the Internet
Percent of Net Assets in Top Ten Holdings: 29.48%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	35

Westcore Mid-Cap Value Fund

FUND STRATEGY: Investing primarily in medium-sized companies whose stocks appear to be undervalued.

     Mid-cap stocks continued to defy “conventional wisdom,” posting another year of impressive double digits returns. This came as no surprise to us given our long-held belief that the economy was positioned to deliver strong growth despite higher interest rates, energy prices and trade deficits. As such, the Westcore Mid-Cap Value Fund produced a strong 15.44% return for the 12 months ended May 31, 2006. While disappointed that our performance trailed the 17.28% advance for the benchmark Russell Midcap Value Index, we are pleased to have outperformed the 14.17% return of our peer group, the Lipper Mid-Cap Value Index.

     At the portfolio level, sectors that contributed most to relative returns were medical/healthcare, consumer cyclicals and energy. While several of our medical/ healthcare holdings recorded strong gains during the period, Cephalon Inc. stood out due to diminished competitive pressures, successful new product launches and a strong drug pipeline that should continue to drive sales. Elsewhere, Office Depot Inc. led the way among consumer cyclicals with a 12-month return in excess of 100%. Having increased operating profits through sales growth and cost reductions, the office supply giant further maximized shareholder value by actively reducing outstanding shares.

     Within the energy sector, Denbury Resources Inc. has been an outstanding holding over the past 12 months. Enjoying a captive market in carbon dioxide production and residual oil recovery, as well as oil and gas operations in Louisiana, Mississippi, Texas and the Gulf of Mexico, Denbury has benefited from the surge in demand and pricing for both commodities.

     In contrast, sectors having the most adverse effect on Fund performance were consumer staples, technology and basic materials. Within consumer staples, Tyson Foods Inc. experienced considerable difficulties during the year, ranging from avian influenza to declining global poultry consumption to delays in reopening Asian

36	Annual Report May 31, 2006

markets to U.S. beef. Chipmaker Maxim Integrated Products Inc. performed poorly within the technology space, as investors penalized the company for sacrificing near-term gross margin to bolster long-term growth. We believe the added revenue growth will generate more cash flow than the market is currently discounting, and remain optimistic given Maxim’s history of generating superior results.

    Our shortfall in basic materials was due in part to an underweighting of the sector. However, stock selection was the primary reason we lagged the benchmark return. Our holdings in Crown Holdings Inc. and Pactiv Corp. provided modestly positive returns during the period, even as investors questioned whether Crown would be able to offset rising raw material costs in its European beverage container business. We still believe that the company will be able to pass through a substantial portion, if not all, of the higher raw material costs. Pactiv, a producer of specialty packaging products, was also adversely impacted by concerns that higher oil prices would lead to inflated raw material costs.

     Towards the end of our fiscal year, we sold certain holdings from the portfolio -- all of which had unrealized losses --- to reduce the Fund’s net realized capital gains for the year. Tax law requires that we not own these securities for 31 days following their disposition. We invested the cash proceeds from these sales in various sector specific exchange traded funds so our portfolio would be exposed to these sectors during this period of time.

     In summary, economic growth appears more measured as higher interest rates and fuel prices impact the consumer. However, we are confident that a pickup in corporate spending will offset the potential slowdown in consumer spending, as well as provide the impetus for reasonable economic growth without undue inflation. Under this scenario, mid-cap stocks present an interesting investment alternative to large- and small-cap stocks with historically less volatility than small-cap stocks,

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1-800-392-CORE (2673) ■ www.westcore.com	37

Westcore Mid-Cap Value Fund (continued)

but higher upside prospects than large-cap stocks. We continue to find high quality, well-managed mid-cap companies that are generating free cash flow and deploying it in shareholder friendly ways. We believe that a well-diversified portfolio of these companies will reward investors over the long term, and thus remain generally positive with regard to the market. Thank you for your continued confidence and support.

The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Lipper Mid-Cap Value Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Value Funds classification. This classification consists of funds that invest in companies to be undervalued relative to a major stock index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

38	Annual Report May 31, 2006

Top 10 Holdings as of May 31, 2006

3.20%	Cephalon Inc. (CEPH) Discovers, develops and markets biopharmaceutical products to treat neurological disorders and cancer
3.12%	Biovail Corp. (BVF) A full-service pharmaceutical company involved in the formulation, clinical testing, manufacturing and marketing of both branded and generic products
2.76%	Radian Group Inc. (RDN) Provides products and services which enable homebuyers to purchase homes with smaller downpayments, protect lenders against loan default and lower costs of mortgage servicing
2.68%	NiSource Inc. (NI) A holding company whose operating companies engage in all phases of the natural gas business
2.58%	Starwood Hotels & Resorts Worldwide Inc. (HOT) Owns, manages and franchises hotels throughout the world
2.49%	AMBAC Financial Group Inc. (ABK) Provides financial guarantee insurance and financial management services
2.43%	DPL Inc. (DPL) A holding company whose principal subsidiary is The Dayton Power and
Light Company which sells electricity in west central Ohio
2.34%	Public Service Enterprise Group Inc. (PEG) Generates, transmits and distributes electricity and produces natural gas in New Jersey
2.34%	Colonial BancGroup Inc. (CNB) A multi-state bank group that receives deposits, offers credit card services and safe deposit box services, purchases and sells investment securities and originates various loans
2.32%	ARAMARK Corp. (RMK) Provides food and support services, uniforms and career apparel services and childcare services
Percent of Net Assets in Top Ten Holdings: 26.26%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	39

Westcore Small-Cap Opportunity Fund

FUND STRATEGY: Investing in small-company stocks that appear to be undervalued.

    Having climbed the proverbial “wall of worry,” fiscal-year stock returns have been robust even as rising interest rates, energy prices and deficits have dominated the headlines. While these factors have seemingly impacted the consumer, economic growth has remained strong, bolstered by an anticipated pickup in corporate spending. Throughout the year, we have expressed our opinion that investors were likely to be favorably surprised by this showing of economic strength, which has proven to be the case. Our belief is that the economy will continue to grow at a reasonable pace with moderate inflation, thus providing a favorable long-term setting for stocks.

     Against this backdrop, the Westcore Small-Cap Opportunity Fund reported a solid absolute gain of 19.04% for the 12 months ended May 31, 2006. This is particularly gratifying as small-cap stocks continued to lead the market, despite lingering and widespread conjecture calling for their demise. We are also pleased the Fund outperformed its benchmark, the Russell 2000 Index, which returned 18.24% over the same period, while keeping pace with its peer group, the Lipper Small-Cap Core Index, as measured by its 19.23% return. Longer-term results remain strong with the Fund outpacing both the benchmark and peer group for the three and five years ended May 31, 2006.

     At the portfolio level, the capital goods, energy and interest rate sensitive sectors provided the largest boost to Fund results. Within the capital goods sector, wire and cable manufacturer General Cable Corp. was a repeat top performer, as the company continued to benefit from strong demand and improved pricing across most of its product lines. We expect that General Cable will also benefit from the Energy Policy Act of 2005, which calls for increasing power grid investment nationwide.

     Within the energy sector, Carrizo Oil & Gas Inc. was a strong contributor to relative performance. Carrizo has been actively accumulating Barnett Shale acreage

40	Annual Report May 31, 2006

over the past few years. Economics in the field have shown to be better than originally anticipated, and highlight the value of company assets in the region. We believe that as Carrizo accelerates its production, the market will reward the company with a higher valuation.

     Meanwhile, the best performer within the interest rate sensitive sector was investment-banking firm Piper Jaffray Cos. Robust capital markets activity coupled with profitable trading operations were key drivers in achieving strong results. Recently, Piper announced that it would be selling the company’s underperforming private client business to UBS. The proceeds will be used to reduce long-term debt, repurchase outstanding stock and reinvest in growing the core business.

     In contrast, basic materials, medical/healthcare and consumer cyclicals were the weakest sectors in terms of overall Fund performance. Packaging supplier Crown Holdings Inc. was a primary detractor in basic materials, reacting negatively to concerns surrounding increased raw material costs and the company’s ability to pass those higher costs on to customers. We believe the industry is actually tightening and that Crown will be able to raise beverage container prices going forward.

     Elsewhere, HealthTronics Inc. proved to be the Fund’s most noteworthy underperformer in the medical/healthcare sector. Our thesis for owning the stock called for improved operating performance. The failure of this thesis to unfold, coupled with our growing concern regarding negative changes in medical reimbursement, led us to sell the position. Zale Corp., a retail jeweler, has reported disappointing results due to a number of factors over the past year. Despite these difficulties, we believe our thesis remains intact and continue to hold the position.

(continued on next page)

1-800-392-CORE (2673) ■ www.westcore.com	41

Westcore Small-Cap Opportunity Fund (continued)

     Towards the end of our fiscal year, we sold certain holdings from the portfolio -- all of which had unrealized losses --- to reduce the Fund’s net realized capital gains for the year. Tax law requires that we not own these securities for 31 days following their disposition. We invested the cash proceeds from these sales in various sector specific exchange traded funds so our portfolio would be exposed to these sectors during this period of time.

     In summary, we continue to find interesting companies that are generating significant free cash flows and redeploying them in ways that are beneficial to shareholders. We believe these characteristics are fundamental to successful investing, and thus forms the basis of our overall philosophy.

Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index.

Lipper Small-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Small-Cap Core Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

42	Annual Report May 31, 2006

Top 10 Holdings as of May 31, 2006

4.27%	General Cable Corp. (BGC) Designs, develops, manufactures, markets and distributes copper, aluminum and fiber optic wire and cable products for communications, electrical and energy markets around the world
2.85%	Piper Jaffray Cos. (PJC) A financial services firm that provides investment advice and services to businesses, institutions and individuals
2.84%	Crown Holdings Inc. (CCK) Manufactures packaging products for household and consumer goods
2.67%	Clark Inc. (CLK) Provides expert consulting services in designing, funding and administering compensation and benefit plans throughout the U.S.
2.56%	Manitowoc Company Inc. (MTW) Manufactures ice/beverage dispensers and commercial refrigeration equipment for the food service industry and also produces equipment for the construction industry
2.42%	First Horizon Pharmaceutical Corp. (FHRX) A pharmaceutical company focused on the development and marketing of prescription pharmaceuticals for the treatment of chronic diseases
2.41%	EMCOR Group Inc. (EME) Designs and develops compound semiconductor materials and process technology
2.37%	Berry Petroleum Co. (BRY) Produces, explores for and markets crude oil and natural gas in California
2.35%	Fairchild Semiconductor International (FCS) Develops and markets analog, discrete, logic and non-volatile memory semiconductors
2.31%	Triad Guaranty Inc. (TGIC) Offers private mortgage insurance to residential mortgage lenders
Percent of Net Assets in Top Ten Holdings: 27.05%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	43

Westcore Small-Cap Value Fund

FUND STRATEGY: Investing primarily in small, dividend paying company stocks that appear to be undervalued.

     Despite a host of conflicting signals regarding the economy, interest rates and the equity markets, investors have been rewarded over the past year for their commitment to small-cap value stocks. As economic growth appears to be slowly transitioning from the consumer to the corporation, we are steadfast in our belief that the hand-off will allow for sustainable economic growth albeit at a more measured pace. The key question facing investors, and most importantly the Federal Reserve, centers on the magnitude of perceived inflationary pressures. Our view is that inflation will remain moderate, thus providing a solid long-term foundation for stocks.

     Given these conditions, the Westcore Small-Cap Value Fund returned 15.22% for the fiscal year ended May 31, 2006, trailing the 18.21% return for its benchmark, the Russell 2000 Value Index, as well as the 18.77% return for its peer group, the Lipper Small-Cap Value Index. This lag in performance is largely attributable to the first quarter of 2006 and to a lesser extent the fourth quarter of 2005, when non-dividend-paying, high beta (i.e., stocks with higher volatility) stocks performed especially well. For example, stocks in the highest beta quintile posted a gain of 34.4%, while those in the lowest beta quintile delivered a more modest 9.9%. Although our short-term relative performance has been negatively impacted by our focus on higher-quality dividend-paying stocks, we continue to adhere to our investment discipline. Historically, these higher-quality companies have consistently outperformed their non-dividend-paying counterparts, providing superior risk-adjusted returns.

     Turning to the portfolio, sectors making the strongest contributions to performance over the fiscal year were interest rate sensitive, medical/healthcare and utilities. A strong performer in the interest rate sensitive sector was Federal Agricultural Mortgage Corp., which broadened funding sources during the year, while creating several new alliances and lending opportunities, such as rural electric cooperatives and biofuel facilities.

44	Annual Report May 31, 2006

     Meridian Bioscience Inc. was a strong contributor throughout the reporting period, benefiting from increased demand for infectious disease testing equipment, including its new diagnostic test kit for c.difficile, a hospital-based bacteria that has become increasingly prevalent. Meanwhile, no one stock excelled in the utilities sector, although an underweight position in this poorly performing group contributed greatly to relative performance.

     Conversely, sectors hampering portfolio results included transportation, energy and capital goods. Diana Shipping Inc. proved to be the most disappointing stock in the transportation sector, as increased shipping supply led to lower day rates and consequently lower-than-expected revenues. Within the energy sector, the Fund posted a robust absolute return exceeding 27%. However, the energy component of the Russell 2000 Value Index produced an even stronger 32% return. Another factor impacting the energy sector performance was our slight underweight relative to the benchmark. The impact of sector weighting was even more pronounced in capital goods where, although our return was a robust 39%, our underweight was the primary cause of the Fund lagging the index.

        Towards the end of our fiscal year, we sold a holding from the portfolio which had an unrealized loss to reduce the Fund’s net realized capital gains for the year. Tax law requires that we not own this security for 31 days following its disposition. We invested the cash proceeds from this sale in a sector specific exchange traded fund so our portfolio would be exposed to this sector during this period of time.

     Recently, our focus on high quality, dividend-paying companies has created a headwind in terms of relative performance. However, these characteristics are the underpinning of our investment process and we strongly believe that long-term

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1-800-392-CORE (2673) ■ www.westcore.com	45

Westcore Small-Cap Value Fund (continued)

shareholders will be rewarded for owning a diversified portfolio of attractively valued small-cap stocks. To that end, we continue to find compelling opportunities that meet our cash flow and return on capital criteria and remain optimistic about the foreseeable future.

Russell 2000 Value Index is the Fund’s benchmark index. It is an unmanaged index that measures the performance of companies within the Russell 2000 Index having lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index includes the 2000 firms from the Russell 3000 Index with the smallest market capitalizations. The Russell 3000 Index represents 98% of the of the investable US equity market.

Lipper Small-Cap Value Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Small-Cap Value Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

An investment cannot be made directly in an index

Please see Average Annual Total Return information presented on pages 4 and 5.

46	Annual Report May 31, 2006

Top 10 Holdings as of May 31, 2006

4.24%	Belden CDT Inc. (BDC) Manufactures high-speed electronic cables focusing on products for the specialty electronics and date networking markets
2.99%	Berry Petroleum Co. (BRY) Produces, explores for and markets crude oil and natural gas in California
2.60%	Ennis Inc. (EBF) Manufacturer of printed business products including business forms, checks, commercial printing, promotional products, office supplies, etc.
2.49%	Lincoln Electric Holdings Inc. (LECO) Designs and manufactures welding and cutting products
2.48%	Max Re Capital Ltd. (MXRE) Provides risk transfer solutions for clients in the property and casualty and life and annuity insurance markets, operating out of offices in Bermuda and Dublin
2.47%	Lennox International Inc. (LII) Designs, manufactures and markets heating, ventilation, air conditioning and refrigeration equipment
2.43%	Sauer-Danfoss Inc. (SHS) Designs, manufactures and sells hydraulic systems and components for use primarily in applications of off-highway mobile equipment
2.41%	Advanta Corp. (ADVNA) A financial services company that provides business credit cards, insurance and deposit products
2.37%	Albany International Corp. (AIN) Designs, manufactures and markets paper machine clothing which consists of large continuous belts of engineered fabrics that are installed on paper machines
2.30%	Southwest Bancorp Inc. (OKSB) An independent, commercial-oriented financial services institution focusing on growth in Texas and Kansas
Percent of Net Assets in Top Ten Holdings: 26.78%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	47

Westcore Flexible Income Fund

FUND STRATEGY: A more aggressive fixed-income fund focusing on higher-yielding securities.

     Our long-term goal in managing the Westcore Flexible Income Fund is to achieve a higher risk-adjusted return than either a pure high-quality or pure high-yield debt fund. For us, that has meant investing for total return by holding a diversified portfolio of primarily high-yield debt and investment-grade corporate bonds, along with preferred stocks and income-generating equities. While some fixed-income managers engage in rapid trading in order to capture capital gains, we believe in maximizing income yield while seeking to maintain safety of principal, regardless of market conditions.

     With respect to market conditions, what a difference six months make! Since we communicated with you last November at the midpoint of our fiscal year, Fund performance has enjoyed a complete turnaround. Having reported a 1.41% return during the initial six months, the Fund finished the year with a 5.94% return as of May 31, 2006.

     This compared favorably with the 4.89% return of its benchmark, the Lehman Ba-Rated High Yield Index, but fell short of the 7.08% return for its peer group, the Lipper High Current Yield Bond Index. Nevertheless, the Fund continued to outperform both its benchmark and peer group for the three-, five- and 10-year periods ended May 31, 2006. While this turnaround is proof positive that it pays to “stick to your knitting”, it also speaks to the rebound in areas that were major drivers of our early underperformance.

     Specifically, we saw strength in our positions in General Motors Corp, Ford Motor Co. and a rebound in the auto parts makers following Dana Corp.’s Chapter 11 bankruptcy filing in early March. We did see some weakness in the equity positions such as REITs, Master Limited Partnerships and other income distributing entities in the portfolio due to rising interest rates, but we feel the securities we hold still pay a very attractive yield and are fundamentally undervalued.

48	Annual Report May 31, 2006

     Last November we voiced our concerns regarding the financial health of the consumer. Although these concerns remain present, we would say that they have been somewhat tempered by the apparent “soft landing” in the housing market, continued strong employment data and moderate wage gains. Even though the housing market may yet experience further retrenchment, there do not appear to be signs of a wholesale collapse. We will, however, continue to watch for “intangibles” that could signal a significant correction in either the housing market or the financial health of the U.S. consumer.

     Likewise, much has been written recently about the phenomenal growth in the derivative markets over the past few years. This growth has been most pronounced in the Credit Default Swap (CDS) market, which is basically a hedge or “bet” on whether or not a certain issuer will default. Several estimates put the current total of CDS outstanding in the neighborhood of $17 trillion. As of May 31, 2006, the total amount of U.S. and European investment-grade and high-yield bonds outstanding stood at $3.4 trillion.

     What does this mean? In effect, these numbers imply that the major credit markets are 5x leveraged – in other words, there is five times more credit exposure in the financial markets than there are cash bonds in the underlying companies. While this would typically only pose a problem amid a string of massive credit defaults, we worry that increased leverage throughout the entire financial system could create significant problems even with only a few defaults. The Westcore Flexible Income Fund does not currently participate in the CDS market.

     While we are loath to spread doom and gloom – particularly in the absence of a near-term systemic problem – we are being very cautious when it comes to credit selection. For that reason, we remain committed to our longstanding approach, which is to focus on those companies whose underlying strength, relative value, competitive advantages and assets meet our stringent investment criteria – we think this is especially important now!

1-800-392-CORE (2673) ■ www.westcore.com	49

Lehman Brothers U.S. Corporate High Yield Ba Index is an unmanaged index that measures the performance of intermediate (1 to 10 year) U.S. high yield issues. It includes fixed-rate, noninvestment grade debt issues rated Ba1 or lower by Moody’s, rated BB+ or lower by S&P, rated below investment grade by Fitch Investor’s Service or if unrated previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

Note: Westcore Flexible Income Fund Custom Index is comprised of the Lehman Brothers Long-Term Government/ Corporate Bond Index for the time period 6/1/88 - 9/30/00 and the Lehman Brothers U.S. Corporate High Yield Ba Index for the time period 10/1/00 - 5/31/06 to reflect the change in the Fund’s investment strategy on 10/1/00. The Adviser believes that the Custom Index is the best benchmark measurement for historical performance over three years

Lehman Brothers Long-Term Government/Corporate Bond Index is an unmanaged index that includes fixed rate debt issues rated investment grade or higher by Moody’s Investors Services, Standard & Poor’s Corporation or Fitch Investor’s Service, in order. Long-term indices include bonds with maturities of ten years or longer.

Lipper High Current Yield Index is comprised of the 30 largest funds in the Lipper High Current Yield Funds classification. This classification consists of funds that aim at high (relative) current yield from fixed-income securities, has no quality or maturity restrictions, and tends to invest in lower grade debt issues.

Note: Lipper categorizes Westcore Flexible Income Fund in the Lipper Flexible Income category. However, Lipper does not calculate a Lipper Index for this category. Therefore the investment adviser to the Westcore Funds selected Lipper High Current Yield Index as the most comparable index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

50	Annual Report May 31, 2006

Top 10 Corporate Credit Exposure
as of 5/31/06*		Top 10 Sectors as of 5/31/06

4.74%	Ford Capital	14.67%	Autos
3.98%	GMAC	10.43%	Leisure
2.29%	Wynn Resorts	8.32%	Collateralized Debt Obligations
2.23%	MGM Mirage	7.47%	Energy (Non-Utilities)
2.21%	HCA	7.08%	Financial Services
1.92%	iStar Financial Inc.	6.17%	Other Industrials
1.91%	Leucadia	5.51%	Healthcare
1.85%	Tenet Healthcare	4.87%	Airlines
1.73%	Allied Capital	4.03%	REITs-Diversified
1.69%	General Motors	3.55%	Cable & Media
Percent of Net Assets in Top Ten Corporate		Percent of Net Assets in Top Ten Sectors: 72.10%
Credit Exposure: 24.55%

*Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates.
Top ten corporate credit exposure and sectors are subject to change. There are no guarantees that the
Fund will continue to remain invested in any particular security, issuer or sector.

1-800-392-CORE (2673) ■ www.westcore.com	51

Westcore Plus Bond Fund

FUND STRATEGY: A more moderate fixed-income fund focusing on investment quality bonds of varying maturities.

     In light of continued strong inflows, we would like to begin this annual commentary by cordially welcoming all of our new investors, while again thanking our longstanding shareholders for their continued faith in our efforts. Accordingly, we look forward to serving your income needs for many years to come.

     We also want to assure you that the bottom-up discipline with which we manage the Westcore Plus Bond Fund is firmly in place and can easily accommodate current and future asset growth. As such, the Fund remains suitable for investors seeking a fundamental approach to income investing. Given recent market conditions, our ability to generate positive returns in a rising rate environment underscores the benefits of diversification, opportunistic security selection and incremental yield over the Fund’s benchmark.

     Proudly, we would like to note that the Westcore Plus Bond Fund was recently recognized by leading mutual fund rating service Lipper Inc. as the top-ranked fund in the Intermediate Investment Grade Debt category. We hope you join us in appreciation of that recognition.

     With that said, performance for the fiscal year ended May 31, 2006 remained positive. The Fund gained 1.48%, well ahead of the –0.48% return for its benchmark, the Lehman Brothers Aggregate Bond Index, and the –0.33% return for its peer group, the Lipper Intermediate Investment Grade Debt Index. Moreover, the Fund continued to outperform its benchmark and peer group for the three-, five- and 10-year periods ended May 31, 2006.

     As evidenced by these results, our principal focus continues to be the underlying strength and long-term relative value of the companies in which we invest. For the period, however, our outperformance was driven primarily by the Fund’s exposure to higher-yielding securities, which generally outpaced their investment-grade counterparts and experienced less price decline. In turn, higher relative income levels generated by the portfolio provided a buffer when prices declined due to macroeconomic factors.

52	Annual Report May 31, 2006

     Corporate bonds as a whole underperformed during the period, yet several of the Fund’s industry sector weightings buoyed returns. Airline bonds, for example, performed extremely well, and the Fund’s overweight in securities backed by newer, technologically efficient aircraft benefited as rising revenues and load factors bolstered demand. Despite past bankruptcy filings by United, US Air, Delta and Northwest, the value of collateral and bondholder rights was clearly evident.

     While rising oil prices have had a somewhat negative impact on consumer spending, energy securities, particularly those focused on energy infrastructure, turned in a strong showing. In the exploration & production segment, Kerr-McGee Corp. presented considerable opportunity and the Fund’s holdings subsequently added positive return.

     Automobile bonds stabilized during the period, and the yields offered by General Motors Corp. and Ford Motor Co. added significant income return. While these companies continue to implement proposed reorganizations, we will closely monitor their progress and revisit our short-term credit outlook should risk measures turn decidedly negative.

     Shorter-maturity asset-backed securities and other structured credits also provided stable returns as they tend to exhibit less interest rate sensitivity and spread widening in a rising rate environment. Consistent with our view that interest rates will stabilize somewhat, we increased our holdings in Fannie Mae and Freddie Mac mortgage-backed securities given their attractive yields and high credit quality. Lastly, the real investment trust (REIT) sector modestly outperformed for the period, and the Fund’s relative overweight added stable incremental return.

     From our standpoint, the U.S. economy remains steady, though questions remain regarding the over-leveraged consumer and perceived housing market pressures. We are on the lookout for more concrete evidence though at present, economic data suggest a balanced market. Still, recent commentary by new Federal Reserve Chairman Ben Bernanke is illustrative of counterbalancing forces within the economy. While intermittent signs point to a softening, low unemployment and core inflation figures indicate healthy underlying conditions. The Fed has

(continued on next page)

1-800-392-CORE (2673) ■ www.westcore.com	53

Westcore Plus Bond Fund (continued)

proclaimed itself  “data dependent,” and thus the market is following suit. However, we have yet to see signs of broad-based inflation, and interest rates remain at range-bound levels.

     Given the uncertainty about the U.S. macroeconomic outlook and a somewhat volatile equity market, we are optimistic about the Fund’s focus on higher quality, intermediate income-producing bonds which we believe to be an attractive investment.

Lehman Brothers Aggregate Bond Index is an unmanaged index that includes investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Lipper Intermediate Investment Grade Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Investment Grade Debt Funds classification. This classification consists of funds that invest at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years.

Note: For the time period 6/1/88 - 11/30/89, the Lipper Intermediate Investment Grade Index was not in existence. The investment adviser of the Westcore Funds selected the Lipper Corporate Debt BBB Index as the most comparable Lipper Index for this time period.

Lipper Corporate Debt BBB Index is comprised of the 30 largest mutual funds in the Lipper Corporate Debt BBB Rated (BBB) Funds classification. This classification consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

54	Annual Report May 31, 2006

Top 10 Corporate Credit Exposure
as of 5/31/06*		Top 10 Sectors as of 5/31/06

1.82%	Ford Motor	22.90%	Mortgaged-Backed Securities
1.37%	Cox Enterprises	9.98%	Financial Services
1.27%	iStar Financial	5.94%	Autos
1.21%	Simon Property Group	5.03%	Leisure
1.16%	Hilton Hotels	4.90%	Asset-Backed Securities
1.15%	GMAC	4.33%	Energy (Non-Utilities)
1.02%	BHP Billiton	3.97%	Other Industrials
0.99%	Nevada Power Co	3.54%	Cable & Media
0.90%	Wells Fargo	3.37%	REITs-Shopping Centers
0.85%	Allied Capital	3.11%	Collateralized Debt Obligations
Percent of Net Assets in Top Ten		Percent of Net Assets in Top Ten Sectors: 67.07%
Corporate Credit Exposure: 11.74%

*Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates.
Top ten corporate credit exposure and sectors are subject to change. There are no guarantees that the
Fund will continue to remain invested in any particular security, issuer or sector.

1-800-392-CORE (2673) ■ www.westcore.com	55

Westcore Colorado Tax-Exempt Fund

FUND STRATEGY: Offering Colorado investors double tax-exempt income through investing in municipal bonds of investment quality.

     The Federal Reserve maintained its hawkish monetary policy during the course of the fiscal year, raising short-term interest rates for a 16th consecutive time since the current tightening cycle commenced in June 2004. Consequently, for the 12 months ended May 31, 2006, bond prices fell as both short-term and longer-maturity interest rates trended higher. The Municipal 20 Bond Buyer Index, a gauge of “AAA” rated, 20-year general obligation bonds, reflected these increases, as tax-exempt yields rose to 4.52% from 4.24% for the prior-year period.

     Over the same 12-month period, the Westcore Colorado Tax-Exempt Fund returned 0.93% compared to a 1.18% return for its primary benchmark, the Lehman Brothers 10-year Municipal Bond Index, and a 1.40% return for its peer group, the Lipper Intermediate Municipal Index. The Fund’s lower return was attributable to an overweight in three to ten year maturities relative to its benchmark.

     Consistent with its longstanding investment process and overriding philosophy, the Fund continued to concentrate on double-tax exempt income (federal and state) with an emphasis on capital preservation. As a corollary to this important feature, the Fund also resisted purchases of securities subject to the Alternative Minimum Tax (AMT), while being sensitive to limiting any capital gains tax liability, if possible. In keeping with this approach, the majority of holdings represented coupons of 5% or higher in insured credits, which typically carry a “AAA” credit rating from Moody’s Investors Service and Standard & Poor’s.

     Given these conditions, the Fund sought to increase its overall yield to maturity in conjunction with its single-state, double-tax exempt mandate. Aided by the general rise in interest rates, we were able to achieve this by selectively extending maturities and by adding investment-grade securities offering higher income levels. In so doing, we increased the Fund’s exposure to higher-yielding “BBB” rated credits, while still maintaining an overall weighted average quality of “AA1” as rated by Moody’s and “AA+” as rated by Standard & Poor’s.

56	Annual Report May 31, 2006

     One example of our efforts included “BBB” rated (S&P) Colorado Health Facilities Authority Covenant Retirement Communities revenue bonds 5.25% due 12/1/2025, which carry a potential call date of 12/1/2015. These bonds were purchased at a 5.03% yield to maturity and 4.89% yield to the 2015 call. At the time of purchase, this represented a tax equivalent yield of 7.73% and 7.52%, respectively, to investors in the 35% Federal tax bracket.

     Another example involved “Baa2” rated (Moody’s) Denver City and County Golf Enterprise revenue bonds 5.00% due 9/1/2018, with a potential call of 9/1/2016. This issue was purchased at a 4.85% double-tax exempt yield to Colorado residents resulting in an effective tax-equivalent yield of 7.28% should the security be called or 7.33% should it mature in 2018. Our research indicates this Golf district is a mature, self-sustaining and viable enterprise.

      Both of these recent purchases were funded through sales of shorter-duration, lower-yielding securities offering limited prospects of providing competitive returns. Conversely, our analysis suggests that these longer-duration, higher-yielding securities should perform well over the ensuing twelve months, supporting our belief that the Fund remains well positioned from an average weighted duration and average weighted maturity perspective.

     In closing, Colorado’s economic outlook is anticipated to reflect favorable conditions over the next twelve months. For six of the past seven quarters, Colorado business leaders have shown greater confidence in the performance of the state economy than the national economy, and this trend is expected to continue. Net migration should increase, allowing the statewide population to grow at an estimated rate of 1.5% this year compared to 1.0% nationally. Also noteworthy are projections that Colorado’s per capita income will increase at a faster rate than the U.S. average. We believe these conditions should result in higher retail sales and higher tax revenues for the state, both of which should prove positive for Colorado municipalities.

1-800-392-CORE (2673) ■ www.westcore.com	57

Lehman Brothers 10-Year Municipal Bond Index is an unmanaged index that includes investment grade (Moody’s Investor Services Aaa to Baa, Standard & Poor’s Corporation AAA to BBB) tax-exempt bonds with maturities between eight and twelve years.

Lipper Intermediate Municipal Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Municipal Debt Funds classification. This classification consists of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

Note: Lipper categorizes Westcore Colorado Tax-Exempt Fund in the Lipper Other States Municipal Debt category. However, Lipper does not calculate a Lipper Index for this category. Therefore, Westcore Funds selected the Lipper Intermediate Municipal Debt Index as the most comparable Lipper Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

58	Annual Report May 31, 2006

Top 10 Holdings as of May 31, 2006

2.10%	Arkansas River Power Authority, 5.875%, 10/01/2026, SF 10/01/2022 XLCA
1.97%	Larimer County, Poudre School District R-1, 6.00%, 12/15/2017, Optional 12/15/2010
@ 100.00, FGIC
1.93%	Douglas & Elbert Counties School District Re-1, 5.25%, 12/15/2017, Optional
12/15/2011 @100.00, MBIA
1.90%	El Paso County School District 12, 5.00%, 09/15/2013, Optional 09/15/2012 @ 100.00
1.89%	Denver City & County Airport Revenue SER A, 5.00%, 11/15/2018, Optional
11/15/2015 @ 100.00, XLCA
1.87%	Adams & Weld Counties School District 27J, 4.75%, 12/01/2017 Optional
12/01/2014 @ 100.00, FGIC
1.87%	Jefferson County School District R-1, 5.00%, 12/15/2024, Optional 12/15/2014
@ 100.00, FSA
1.85%	Boulder & Gilpin Counties, Boulder Valley School District Re-2, 5.00% 12/01/2011,
Optional 12/01/2008 @100.00, FGIC
1.80%	Colorado Health Facilities Authority, Poudre Valley Health, Series A, 5.00%
03/01/2025, Optional 03/01/2015 @100.00, FSA
1.69%	Adams 12 Five Star Schools, Zero Coupon, 12/15/2024, Optional 12/15/2016
@ 67.784, FGIC
Percent of Net Assets in Top Ten Holdings: 18.87%

Top ten holdings do not include any cash or cash equivalent investments and are subject to change.

1-800-392-CORE (2673) ■ www.westcore.com	59

     The business and affairs of the Funds are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust’s Amended and Restated Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees.” The Trust’s Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll free 1-800-392-CORE (2673).

Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Address and Age[1]	the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Trustee[4]

INDEPENDENT TRUSTEES
Jack D. Henderson	Chairman	Since	Attorney, Jack D. Henderson,	11	None
Age 79		Dec. 12,	Self-Employed Attorney-
		1985	at-Law, 1952 to present.

Mary K. Anstine	Trustee	Since	Retired. President/Chief	11	Financial
Age 65		Feb. 22,	Executive Officer, HealthOne		Investors
		2006	Alliance, Denver, Colorado		Trust; and
			January 1995 to October		Reaves
			2004; Executive Vice President,		Utility
			First Interstate Bank of Denver		Income
			and its predecessors, 1961 to		Fund
1994.

McNeil S. Fiske	Trustee	Since	Chairman of the Board,	11	None
Age 72		Dec. 12,	MacCourt Products
		1985	(plastics manufacturer).

James B. O’Boyle	Trustee	Since	Business Consultant, 1986	11	None
Age 78		Dec. 12,	to present.
1985

Robert L. Stamp	Trustee	Since	Retired	11	None
Age 73		Dec. 12,
1985

60	Annual Report May 31, 2006

Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Address and Age[1]	the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Trustee[4]

INDEPENDENT TRUSTEES (continued)
Lyman E. Seely	Trustee	Since	Retired	11	None
Age 88		April 29,
1987

OFFICERS
Todger	President	Since	Chairman, Denver Investment	N/A	N/A
Anderson, CFA		Feb. 18,	Advisors LLC, January 2004 to
Age 61		2005	present; President and
Denver Investment			Executive Manager, Denver
Advisors LLC			Investment Advisors LLC,
1225 17th Street-26th Fl.			April 1995 to January 2004;
Denver, Colorado 80202			prior thereto, President and
Director of Portfolio
Management, Denver Investment
Advisors, Inc.; Portfolio Manager,
Westcore MIDCO Growth Fund,
August 1986 through May 2005;
Portfolio Co-Manager, Westcore
Select Fund, December 2001
through May 2005.

Jasper R. Frontz,	Treasurer	Since	Treasurer, November 1997	N/A	N/A
CPA, CFA, Age 37		Feb. 12,	to present, Chief Compliance
Denver Investment		1997	Officer September 2004
Advisors LLC			to present, Blue Chip Value
1225 17th Street-26th Fl.	Chief	Sep. 29	Fund, Inc.; Vice President,
Denver, Colorado 80202	Compliance	2004	May 2000 to present and
	Officer		Officer Director of Mutual Fund
Administration, June 1997 to
present, Denver Investment
Advisors LLC; Registered
Representative, ALPS Distributors,
Inc., 1995 to present.

1-800-392-CORE (2673) ■ www.westcore.com	61

Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Address and Age[1]	the Trust	Time Served2	During Past 5 Years	Trustee[3]	Trustee[4]

Wade Clouse	Assistant	Since	Mr. Clouse is a Fund	N/A	N/A
Age 29	Treasurer	2004	Controller of ALPS
ALPS Mutual Funds			Mutual Funds Services, Inc.
Services, Inc			and prior to holding this
1625 Broadway			position, he was a Fund
Suite 2200			Accountant from 1999-2004.
Denver, Colorado 80202			He also serves as Assistant
Treasurer for other mutual
fund clients of ALPS.

Tané T. Tyler	Secretary	Since	Ms. Tyler is General Counsel	N/A	N/A
Age 41		2005	of ALPS and ADI. She also
ALPS Mutual Funds			serves as Secretary for other
Services, Inc			mutual fund clients of
1625 Broadway			ALPS Mutual Funds Services,
Suite 2200			Inc. Formerly Vice President
Denver, Colorado 80202			and Associate Counsel,
OppenheimerFunds, Inc.,
from January 2004 to August
2004 and Vice President and
Assistant General Counsel,
INVESCO Funds Group, Inc.
from September 1991 to
December 2003.

1     Each trustee may be contacted by writing to the trustee, c/o Westcore Trust, 1625 Broadway, Suite 2200, Denver, Colorado 80202.

2    Each trustee holds offices for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns, or is removed, adjudged incompetent, or, having become incapacitated by illness or injury, is retired by the Board of Trustees in accordance with the Trust’s Amended and Restated Declaration of Trust; or (c) the Trust terminates. Each officer is typically elected for a term of one year, serving until the earliest of: (a) the election of his successor; (b) the date the officer dies, resigns or is removed by the Board of Trustees in accordance with the Trust’s Code of Regulations; or (c) the Trust terminates.

3    The Fund Complex includes funds with a common investment adviser or an adviser which is an affiliated person. As of July 1, 2006, there are thirteen Funds in the Fund Complex, including eleven Westcore Funds, Blue Chip Value Fund, Inc. and the Dunham Small-Cap Value Fund which are also advised or sub-advised by Denver Investment Advisors LLC (the “Adviser” or “DIA”).

4     Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

62	Annual Report May 31, 2006

This  Page  Intentionally  Left  Blank

1-800-392-CORE (2673) ■ www.westcore.com	63

Statement of Investments	65
Westcore MIDCO Growth Fund	65
Westcore Growth Fund	68
Westcore Select Fund	71
Westcore International Frontier Fund	73
Westcore Blue Chip Fund	76
Westcore Mid-Cap Value Fund	79
Westcore Small-Cap Opportunity Fund	82
Westcore Small-Cap Value Fund	85
Westcore Flexible Income Fund	88
Westcore Plus Bond Fund	101
Westcore Colorado Tax-Exempt Fund	114

Statements of Assets and Liabilities	123

Statements of Operations	128

Statements of Changes in Net Assets	133

Financial Highlights	144

Notes to Financial Statements	166

Shareholder Tax Information	184

Other Important Information	185

Report of Independent Registered Public Accounting Firm	186

64	Annual Report May 31, 2006

Westcore MIDCO Growth Fund

	Shares	Market Value		Shares	Market Value
Common Stocks 80.49%			Nabors Industries Inc. **	61,800	$2,219,238
Consumer Discretionary 12.07%			Noble Corp.	44,500	3,094,085
Hotels - Restaurants - Leisure 4.33%					13,924,273
International Game
Technology	65,800	$2,449,734	Oil & Gas 0.90%
Scientific Games Corp. **	78,900	3,008,457	Apache Corp.	26,894	1,744,883
Wynn Resorts Ltd. **	41,200	2,933,440
		8,391,631	Total Energy
			(Cost $7,315,196)		15,669,156
Household Durables 2.07%
Mohawk Industries Inc. **	26,500	1,953,050	Financials 11.58%
Tempur-Pedic			Banks 2.73%
International Inc. **	149,500	2,057,120	Marshall & Ilsley Corp.	44,800	2,031,232
		4,010,170	Zions Bancorporation	40,200	3,257,406
					5,288,638
Internet & Catalog Retail 0.99%
Coldwater Creek Inc. **	74,200	1,906,940	Diversified Financials 6.93%
			Ambac Financial
Specialty Retail 3.15%			Group Inc.	36,450	2,921,467
Bed Bath & Beyond Inc. **	69,700	2,451,349	Eaton Vance Corp.	98,700	2,617,524
GameStop Corp. **	38,900	1,670,366	State Street Corp.	55,600	3,452,760
Ross Stores Inc.	70,000	1,977,500	T Rowe Price Group Inc.	55,900	4,421,690
		6,099,215			13,413,441
			Insurance 1.92%
Textiles & Apparel 1.53%			HCC Insurance
Polo Ralph Lauren Corp.	52,600	2,971,900	Holdings Inc.	121,150	3,718,094

Total Consumer Discretionary			Total Financials
(Cost $19,654,377)		23,379,856	(Cost $15,051,650)		22,420,173

Consumer Staples 1.14%			Healthcare 13.91%
Beverages 1.14%			Biotechnology 3.26%
Constellation Brands Inc. **	89,200	2,203,240	Amylin Pharmaceuticals
			Inc. **	47,800	2,172,510
Total Consumer Staples			Celgene Corp. **	53,900	2,234,155
(Cost $1,466,855)		2,203,240	Cephalon Inc. **	31,800	1,899,096
					6,305,761
Energy 8.09%
Energy Equipment & Services 7.19%			Healthcare Equipment & Supplies 5.33%
FMC Technologies Inc. **	77,700	5,185,698	Haemonetics Corp. **	20,300	1,025,150
Grant Prideco Inc. **	71,300	3,425,252	Illumina Inc. **	89,700	2,451,501

1-800-392-CORE (2673) ■ www.westcore.com	65

Westcore MIDCO Growth Fund (continued)

	Shares	Market Value		Shares	Market Value
Kinetic Concepts Inc. **	48,000	$1,867,200	Trading Companies & Distributors 0.99%
St. Jude Medical Inc. **	58,300	1,988,030	MSC Industrial Direct Inc.	41,300	$1,909,299
Thermo Electron Corp. **	54,400	1,998,656
Ventana Medical			Total Industrials
Systems Inc. **	21,100	1,001,406	(Cost $18,720,105)		23,105,905
		10,331,943
			Information Technology 18.87%
Healthcare Providers & Services 3.83%			Communications Equipment 0.91%
Covance Inc. **	36,800	2,173,776	Harris Corporation	43,000	1,750,960
DaVita Inc. **	39,800	2,107,808
Laboratory Corporation			Computers & Peripherals 2.11%
of America **	52,700	3,128,272	ATI Technologies Inc. **	64,800	1,069,848
		7,409,856	SanDisk Corp. **	53,500	3,010,445
					4,080,293
Pharmaceuticals 1.49%
Endo Pharmaceuticals **	98,300	2,884,122	Internet Software & Services 3.39%
			Akamai Technologies,
Total Healthcare			Inc. **	70,100	2,193,429
(Cost $18,994,663)		26,931,682	Digital River Inc. **	55,400	2,435,384
			NeuStar Inc. **	60,300	1,939,851
Industrials 11.93%					6,568,664
Airlines 1.78%
AMR Corp. **	66,000	1,627,560	Semiconductors & Semiconductor
Continental Airlines Inc. **	73,800	1,830,240	Equipment 5.22%
		3,457,800	Broadcom Corp. **	43,450	1,469,044
			Intersil Corp.	110,400	2,959,824
Commercial Services & Supplies 3.02%			Micron Technology Inc. **	102,900	1,704,024
ChoicePoint Inc. **	69,400	3,088,994	NVIDIA Corp. **	86,800	1,994,664
Fidelity National Information			Varian Semiconductor
Services Inc.	75,000	2,755,500	Equipment **	64,100	1,983,895
		5,844,494			10,111,451
			Software 7.24%
Construction & Engineering 1.88%			Activision Inc. **	215,200	2,812,664
Jacobs Engineering			Amdocs Limited **	49,200	1,843,524
Group Inc. **	46,800	3,651,804	Cadence Design
			Systems Inc. **	147,800	2,666,312
Electrical Equipment 1.24%			Citrix Systems Inc. **	41,000	1,540,780
Rockwell Automation Inc.	35,100	2,396,628	NAVTEQ Corp. **	62,200	2,596,850
			Quest Software Inc. **	42,300	587,124
			RSA Security Inc. **	131,400	1,974,942
Machinery 3.02%					14,022,196
Dover Corp.	85,500	4,175,820
Oshkosh Truck Corp.	31,600	1,670,060	Total Information Technology
		5,845,880	(Cost $29,990,242)		36,533,564

66	Annual Report May 31, 2006

Westcore MIDCO Growth Fund (continued)

	Shares	Market Value
Materials 1.44%
Chemicals 1.44%
Rohm & Haas	55,200	$2,782,632

Total Materials
(Cost $2,163,833)		2,782,632

Telecommunication Services 1.46%
Wireless Telecommunication Services 1.46%
NII Holdings Inc. **	51,800	2,821,028

Total Telecommunication Services
(Cost $2,526,825)		2,821,028

Total Common Stocks
(Cost $115,883,746)		155,847,236

Exchange Traded Funds (ETFs) 10.30%
Market Cap ETFs 10.30%
iShares Russell Midcap
Growth Index	206,300	19,955,399

Total Exchange Traded Funds (ETFs)
(Cost $19,986,323)		19,955,399

Money Market Mutual Funds 8.71%
Barclays Global Investors
Funds Prime Money
Market Fund	7,973,583	7,973,583

Goldman Sachs
Financial Square Prime
Obligations Fund
- FST Shares	8,895,984	8,895,984

Total Money Market Mutual Funds
(Cost $16,869,597)		16,869,567

Total Investments	99.50%	$192,672,202
(Cost $152,739,636)

Other Assets in
Excess of Liabilities	0.50%	974,979

Net Assets	100.00%	$193,647,181

See Notes to Statement of Investments on page 122

1-800-392-CORE (2673) ■ www.westcore.com	67

Westcore Growth Fund

	Shares	Market Value		Shares	Market Value
Common Stocks 96.91%			Financials 11.16%
Consumer Discretionary 9.98%			Banks 1.22%
Hotels - Restaurants - Leisure 4.69%			Bank of America Corp.	64,440	$3,118,896
Harrah’s Entertainment Inc.	47,840	$3,637,754
Marriott International Inc.	35,210	2,546,739	Diversified Financials 8.89%
MGM Mirage **	63,180	2,619,443	American Express Co.	133,980	7,283,152
Starbucks Corp. **	89,250	3,181,762	Chicago Mercantile Exchange
		11,985,698	Holdings Inc.	6,150	2,713,995
			Countrywide Financial Corp.	74,460	2,850,329
Media 4.22%			Goldman Sachs Group Inc.	37,400	5,645,530
CBS Corp.	123,920	3,210,767	T Rowe Price Group Inc.	53,030	4,194,673
Time Warner Inc.	184,780	3,180,064			22,687,679
Univision
Communications Inc. **	121,670	4,374,036	Insurance 1.05%
		10,764,867	Assurant Inc.	55,110	2,693,777

Multiline Retail 1.07%			Total Financials
Nordstrom Inc.	74,290	2,736,101	(Cost $25,000,893)		28,500,352

Total Consumer Discretionary			Healthcare 14.08%
(Cost $23,458,410)		25,486,666	Biotechnology 5.77%
			Genentech Inc. **	46,800	3,882,528
Consumer Staples 3.03%			Genzyme Corp. **	51,730	3,077,935
Food & Drug Retailing	3.03%		Gilead Sciences Inc. **	135,450	7,765,348
CVS Corp.	167,520	4,673,808			14,725,811
Walgreen Co.	75,560	3,067,736
		7,741,544	Healthcare Equipment & Supplies 2.56%
			Hospira Inc. **	146,150	6,548,982
Total Consumer Staples
(Cost $8,078,273)		7,741,544	Healthcare Providers & Services 0.94%
			WellPoint Inc. **	33,350	2,387,193
Energy 7.61%
Energy Equipment & Services 7.61%			Pharmaceuticals 4.81%
Baker Hughes Inc.	66,480	5,737,224	Novartis AG	91,390	5,070,317
Grant Prideco Inc. **	78,950	3,792,758	Teva Pharmaceutical
Schlumberger Ltd.	39,360	2,580,835	Industries Ltd.	95,570	3,479,704
Transocean Inc. **	89,910	7,315,977	Wyeth	81,670	3,735,586
		19,426,794			12,285,607

Total Energy			Total Healthcare
(Cost $12,910,881)		19,426,794	(Cost $31,513,126)		35,947,593

68	Annual Report May 31, 2006

Westcore Growth Fund (continued)

	Shares	Market Value		Shares	Market Value
Industrials 17.13%			IT Consulting & Services 2.06%
Aerospace & Defense 5.04%			Cognizant Technology
Boeing Co.	24,130	$2,008,822	Solutions **	89,040	$5,253,360
Precision Castparts Corp.	81,740	4,710,676
United Technologies Corp.	98,440	6,154,469	Semiconductor Equipment & Products 5.79%
		12,873,967	Applied Materials Inc.	141,350	2,390,229
			Broadcom Corp. **	143,300	4,844,973
Air Freight & Couriers 3.34%			Texas Instruments Inc.	241,770	7,550,477
FedEx Corp.	41,120	4,493,182			14,785,679
United Parcel Service Inc.	49,930	4,021,862
		8,515,044	Software 5.44%
			Microsoft Corp.	384,830	8,716,399
Electrical Equipment 1.81%			Oracle Corp. **	165,920	2,359,382
Rockwell Automation Inc.	67,700	4,622,556	Red Hat Inc. **	107,780	2,825,992
					13,901,773
Machinery 6.94%
Caterpillar Inc.	86,090	6,280,266	Total Information Technology
Danaher Corp.	54,440	3,490,148	(Cost $68,700,461)		74,777,763
ITT Industries Inc.	81,080	4,228,322
Parker Hannifin Corp.	47,800	3,729,356	Materials 1.34%
		17,728,092	Chemicals 1.34%
			EI Du Pont de
Total Industrials			Nemours & Co.	80,580	3,427,067
(Cost $39,447,911)		43,739,659
			Total Materials
Information Technology 29.29%			(Cost $3,495,605)		3,427,067
Communication Equipment 9.71%
Cisco Systems Inc. **	135,960	2,675,693	TelecommunicationServices 3.29%
Corning Inc. **	398,620	9,666,535	Wireless TelecommunicationServices 3.29%
Motorola Inc.	132,410	2,792,527	America Movil
Nokia Corp.	105,125	2,257,034	SA de CV ADS **	154,890	5,058,707
QUALCOMM Inc.	163,545	7,393,869	NII Holdings Inc. **	61,460	3,347,112
		24,785,658			8,405,819

Computers & Peripherals 4.12%			Total Telecommunication Services
Apple Computer Inc. **	95,340	5,698,472	(Cost $5,695,539)		8,405,819
International Business
Machines Corp.	24,010	1,918,399	Total Common Stocks
SanDisk Corp. **	51,640	2,905,783	(Cost $218,301,099)		247,453,257
		10,522,654

Internet Software & Services 2.17%
Google Inc. **	7,300	2,714,286
Yahoo! Inc. **	89,090	2,814,353
		5,528,639

1-800-392-CORE (2673) ■ www.westcore.com	69

Westcore Growth Fund (continued)

	Shares	Market Value
Money Market Mutual Funds 3.83%
Goldman Sachs Financial
Square Prime Obligations
Fund - FST Shares	9,773,921	$9,773,921

Total Money Market Mutual Funds
(Cost $9,773,921)		9,773,921

Total Investments	100.74%	$257,227,178
(Cost $228,075,020)

Liabilities in Excess
of Other Assets	(0.74)%	(1,883,946)

Net Assets	100.00%	$255,343,232

See Notes to Statements of Investments on page 122

70	Annual Report May 31, 2006

Westcore Select Fund

	Shares	Market Value		Shares	Market Value

Common Stocks 92.85%			Healthcare 25.45%
Consumer Discretionary 10.38%			Biotechnology 2.78%
Household Durables 5.38%			Amylin
Tempur-Pedic			Pharmaceuticals Inc. **	5,800	$ 263,610
International Inc. **	37,100	$ 510,496
			Healthcare Providers & Services 18.19%
Specialty Retail 5.00%			Centene Corp. **	9,100	237,055
Aaron Rents Inc.	17,600	475,200	DaVita Inc. **	10,100	534,896
			Genesis Healthcare
Total Consumer Discretionary			Corp. **	10,100	475,407
(Cost $919,128)		985,696	Laboratory Corporation
			of America **	8,100	480,816
Consumer Staples 5.04%					1,728,174
Beverages 5.04%
Constellation			Pharmaceuticals 4.48%
Brands Inc. **	19,400	479,180	Endo Pharmaceuticals **	14,500	425,430

Total Consumer Staples			Total Healthcare
(Cost $476,877)		479,180	(Cost $1,946,767)		2,417,214

Energy 4.99%			Industrials 13.25%
Energy Equipment & Services 4.99%			Airlines 2.98%
FMC Technologies Inc. **	7,100	473,854	Continental Airlines Inc. **	11,400	282,720

Total Energy			Machinery 10.27%
(Cost $256,517)		473,854	Dover Corp.	9,800	478,632
			Oshkosh Truck Corp.	9,400	496,790
Financials 20.44%					975,422
Banks 10.30%
Marshall & Ilsley Corp.	10,500	476,070	Total Industrials
Zions Bancorporation	6,200	502,386	(Cost $1,237,750)		1,258,142
		978,456
			Information Technology 10.72%
Diversified Financials 5.16%			Computers & Peripherals 5.20%
T Rowe Price Group Inc.	6,200	490,420	ATI Technologies Inc. **	29,900	493,649

Insurance 4.98%			Software 5.52%
HCC Insurance			Amdocs Limited **	14,000	524,580
Holdings Inc.	15,400	472,626
			Total Information Technology
Total Financials			(Cost $971,251)		1,018,229
(Cost $1,698,641)		1,941,502

1-800-392-CORE (2673) ■ www.westcore.com	71

Westcore Select Fund (continued)

	Shares	Market Value

Telecommunication Services 2.58%
Wireless Telecommunication Services 2.58%
NII Holdings Inc. **	4,500	$245,070

Total Telecommunication Services
(Cost $225,674)		245,070

Total Common Stocks
(Cost $7,732,605)		8,818,887

Money Market Mutual Funds 5.19%
Barclays Global Investors
Funds Prime Money
Market Fund	57,736	57,736

Goldman Sachs Financial
Square Prime Obligations
Fund - FST Shares	435,324	435,324

Total Money Market Mutual Funds
(Cost $493,060)		493,060

Total Investments	98.04%	$9,311,947
(Cost $8,225,665)

Other Assets in Excess
of Liabilities	1.96%	186,581

Net Assets	100.00%	$9,498,528

See Notes to Statements of Investments on page 122

72	Annual Report May 31, 2006

Westcore International Frontier Fund

	Shares	Market Value		Shares	Market Value

Common Stocks 97.50%			Consumer Services 13.93%
Commercial Services 12.05%			Casinos - Gaming 3.30%
Advertising - Marketing Services 0.98%			IG Group Holdings
Eniro AB (Sweden)	32,943	$356,639	PLC (United Kingdom)	290,700	$1,206,901

Miscellaneous Commercial Services 11.07%			Other Consumer Services 7.07%
SAI Global Ltd.			NETeller PLC
(Australia)	684,700	1,692,418	(United Kingdom) **	61,800	725,808
Savills PLC			Trader Classified
(United Kingdom)	98,900	1,054,253	Media NV
Secom Techno Service			(Netherlands)	129,400	1,855,441
(Japan)	12,200	552,845			2,581,249
Techem AG (Germany)	16,900	742,786
		4,042,302	Publishing - Books - Magazines 3.56%
			Informa Group PLC
Total Commercial Services			(United Kingdom)	162,626	1,299,408
(Cost $3,639,137)		4,398,941
			Total Consumer Services
Communications 3.34%			(Cost $4,418,136)		5,087,558
Specialty Telecommunications 3.34%
Genesys S.A. (France) **	806,585	1,219,593	Distribution Services 10.43%
			Electronics Distributors 5.99%
Total Communications			Diploma PLC
(Cost $1,139,127)		1,219,593	(United Kingdom)	74,900	1,034,442
			Esprinet SpA (Italy)	62,700	1,152,928
Consumer Durables 6.50%					2,187,370
Electronics - Appliances 2.85%
G.U.D. Holdings Ltd.			Wholesale Distributors 4.44%
(Australia)	177,800	1,040,713	KS Energy Services
			Ltd. (Singapore)	652,940	930,497
Home Furnishings 3.65%			Misumi Corp. (Japan)	35,900	690,599
Ekornes ASA (Norway)	36,000	760,624			1,621,096
HTL International
Holdings (Singapore)	760,400	573,123	Total Distribution Services
		1,333,747	(Cost $3,136,480)		3,808,466

Total Consumer Durables			Electronic Technology 13.42%
(Cost $2,266,109)		2,374,460	Computer Peripherals 3.84%
			Lectra SA (France)	204,250	1,400,228

			Electronic Equipment - Instruments 2.05%
			Optex Co. Ltd. (Japan)	28,400	746,937

1-800-392-CORE (2673) ■ www.westcore.com	73

Westcore International Frontier Fund (continued)

	Shares	Market Value		Shares	Market Value

Semiconductors 4.51%			Industrial Specialities 3.68%
Zarlink Semiconductor			SGL Carbon AG
Inc. (Canada) **	619,410	$ 1,647,636	(Germany) **	63,900	$ 1,343,669

Telecommunications Equipment 3.02%			Total Process Industries
VTECH Holdings Ltd.			(Cost $2,587,540)		3,000,444
(Hong Kong)	130,400	578,207
Wavecom SA (France) **	46,900	525,852	Producer Manufacturing 15.97%
		1,104,059	Electrical Products 2.84%
			Pfeiffer Vacuum
Total Electronic Technology			Technology AG
(Cost $4,315,608)		4,898,860	(Germany)	16,210	1,037,531

Health Technology 7.80%			Industrial Machinery 2.86%
Medical Specialties 5.87%			Interpump Group
Elekta AB (Sweden)	44,936	714,948	SpA (Italy)	121,900	1,043,429
Fisher & Paykel
Healthcare Corp.			Office Equipment - Supplies 7.76%
Ltd. (New Zealand)	259,390	742,080	Boewe Systec AG
Mani Inc. (Japan)	9,107	687,809	(Germany)	10,767	642,654
		2,144,837	Domino Printing
			Sciences PLC
Pharmaceuticals - Other 1.93%			(United Kingdom)	212,900	1,106,863
EPS Co. Ltd. (Japan)	239	705,033	Neopost (France)	10,130	1,086,470
					2,835,987
Total Health Technology
(Cost $2,335,445)		2,849,870	Trucks - Construction - Farm Machinery 2.51%
			Pinguely-Haulotte
Industrial Services 3.97%			(France)	32,800	915,408
Oilfield Services - Equipment 3.97%
ProSafe ASA (Norway)	25,524	1,449,977	Total Producer Manufacturing
			(Cost $4,002,203)		5,832,355
Total Industrial Services
(Cost $743,849)		1,449,977	Technology Services 1.87%
			Internet Software & Services 1.87%
Process Industries 8.22%			SurfControl PLC
Agricultural Commodities - Milling 1.43%			(United Kingdom) **	77,600	682,802
Global Bio-Chem
Technology Group			Total Technology Services
Company Ltd.			(Cost $766,676)		682,802
(Hong Kong)	1,271,400	520,323
			Total Common Stocks
Containers - Packaging 3.11%			(Cost $29,350,310)		35,603,326
Goodpack Ltd.
(Singapore) **	1,031,200	1,136,452

74	Annual Report May 31, 2006

Westcore International Frontier Fund (continued)

	Shares	Market Value
			Country Breakdown as of May 31, 2006
Warrants 0.04%
Process Industries 0.04%			Country	Market Value	%
Containers - Packaging 0.04%
Goodpack Ltd. -			Australia	2,733,131	7.49%
Warrants (Singapore) ** 33,412		$12,909	Canada	1,647,636	4.51%
			France	5,147,551	14.10%
Total Process Industries			Germany	3,766,640	10.32%
(Cost $1,214)		12,909	Hong Kong	1,098,530	3.01%
			Italy	2,196,357	6.01%
Total Warrants			Japan	3,383,223	9.26%
(Cost $1,214)		12,909	Netherlands	1,855,441	5.08%
			New Zealand	742,080	2.03%
Money Market Mutual Funds 2.54%			Norway	2,210,601	6.05%
Goldman Sachs Financial			Singapore	2,652,981	7.27%
Square Prime Obligations			Sweden	1,071,587	2.93%
Fund - FST Shares	929,254	929,254	United Kingdom	7,110,477	19.47%
			Cash Equivalents and
Total Money Market Mutual Funds			Net Other Assets	900,691	2.47%
(Cost $929,254)		929,254	Net Assets	$36,516,926	100%

Total Investments	100.08%	$36,545,489
(Cost $30,280,778)

Liabilities in Excess
of Other Assets	(.08)%	(28,563)

Net Assets	100.00%	$36,516,926

See Notes to Statements of Investments on page 122

1-800-392-CORE (2673) ■ www.westcore.com	75

Westcore Blue Chip Fund

	Shares	Market Value		Shares	Market Value

Common Stocks 93.39%			General Merchandise 1.35%
Capital Goods 7.72%			Target Corp.	17,600	$ 860,992
Aerospace & Defense 3.31%
General Dynamics Corp.	18,000	$ 1,145,520	Hotels & Gaming 1.89%
Raytheon Co.	21,000	962,850	Starwood Hotels &
		2,108,370	Resorts Worldwide Inc.	19,700	1,203,670

Electrical Equipment 1.63%			Publishing & Media 2.83%
General Electric Co.	30,300	1,038,078	Walt Disney Co.	59,200	1,805,600

Industrial Products 2.78%			Restaurants 1.45%
ITT Industries Inc.	11,600	604,940	Darden Restaurants Inc.	26,100	924,201
Parker Hannifin Corp.	15,000	1,170,300
		1,775,240	Total Consumer Cyclicals
			(Cost $4,922,394)		7,596,174
Total Capital Goods
(Cost $3,625,553)		4,921,688	Consumer Staples 6.30%
			Consumer Products	2.25%
Commercial Services 4.05%			Colgate Palmolive Co.	23,800	1,436,092
IT Services 1.83%
Computer Sciences			Food & Agricultural Products 4.05%
Corp. **	20,700	1,164,375	Bunge Ltd.	20,100	1,137,660
			Campbell Soup Co.	41,000	1,442,790
Transaction Processing 2.22%					2,580,450
First Data Corp.	30,750	1,417,882
			Total Consumer Staples
Total Commercial Services			(Cost $3,250,705)		4,016,542
(Cost $2,070,382)		2,582,257
			Energy 9.39%
Communications 2.88%			Exploration & Production 5.07%
Telecomm Equipment & Solutions 2.88%			Occidental Petroleum
Nokia Corp.	85,600	1,837,832	Corp.	19,500	1,932,255
			XTO Energy Inc.	31,600	1,302,552
Total Communications					3,234,807
(Cost $1,177,422)		1,837,832
			Integrated Oils 1.85%
Consumer Cyclicals 11.91%			Marathon Oil Corp.	15,700	1,178,285
Clothing & Accessories 2.01%
TJX Companies Inc.	54,100	1,282,711	Oil Services 2.47%
			Transocean Inc. **	19,400	1,578,578
Department Stores 2.38%
JC Penney Co. Inc.	25,000	1,519,000

76	Annual Report May 31, 2006

Westcore Blue Chip Fund (continued)

	Shares	Market Value		Shares	Market Value

Total Energy			Medtronic Inc.	19,900	$1,004,751
(Cost $2,789,077)		$5,991,670	Zimmer Holdings Inc. **	19,800	1,198,890
					3,059,793
Interest Rate Sensitive 23.53%
Integrated Financial Services 3.60%			Pharmaceuticals 10.57%
Citigroup Inc.	46,666	2,300,634	Abbott Laboratories	43,150	1,842,505
			Amgen Inc. **	22,300	1,507,257
Money Center Banks 2.05%			Barr Pharmaceuticals
Bank of America Corp.	27,000	1,306,800	Inc. **	18,050	951,235
			Teva Pharmaceutical
Property & Casualty Insurance 4.10%			Industries Ltd.	67,000	2,439,470
ACE Ltd.	24,200	1,252,834			6,740,467
American International
Group Inc.	22,400	1,361,920	Total Medical - Healthcare
		2,614,754	(Cost $8,918,816)		9,800,260

Regional Banks 4.92%			Technology 9.58%
The Bank of New			Computer Software 3.86%
York Co. Inc.	35,700	1,186,311	Microsoft Corp.	46,200	1,046,430
SunTrust Banks Inc.	8,700	658,677	VeriSign Inc. **	63,000	1,414,350
US Bancorp	21,600	666,792			2,460,780
Wachovia Corp.	11,700	625,950	PC’s & Servers 2.07%
		3,137,730	International Business
			Machines Corp.	16,500	1,318,350
Securities & Asset Management 3.49%
Merrill Lynch & Co., Inc	17,800	1,288,898	Semiconductors 3.65%
Morgan Stanley	15,700	936,034	Altera Corp. **	24,700	483,132
		2,224,932	Intel Corp.	102,200	1,841,644
Specialty Finance 3.37%					2,324,776
Countrywide Financial
Corp.	32,900	1,259,412	Total Technology
Freddie Mac	14,800	888,592	(Cost $6,503,528)		6,103,906
		2,148,004
			Transportation 2.66%
			Railroads 2.66%
Thrifts 2.00%			Norfolk Southern Corp.	32,150	1,696,234
Washington Mutual Inc.	27,800	1,276,298
			Total Transportation
Total Interest Rate Sensitive			(Cost $1,144,485)		1,696,234
(Cost $13,725,894)		15,009,152
			Total Common Stocks
Medical - Healthcare 15.37%			(Cost $48,128,256)		59,555,715
Medical Technology 4.80%
Boston Scientific Corp. **	41,400	856,152

1-800-392-CORE (2673) ■ www.westcore.com	77

Westcore Blue Chip Fund (continued)

	Shares	Market Value

Exchange Traded Funds (ETFs) 4.63%
Technology ETFs 4.63%
iShares Goldman Sachs
Semiconductor Index	10,800	$652,320
iShares Goldman Sachs
Software Index	32,000	1,207,680
iShares Goldman Sachs
Technology Index	24,150	1,096,410

Total Exchange Traded Funds (ETFs)
(Cost $2,951,782)		2,956,410

Money Market Mutual Funds 1.96%
Goldman Sachs Financial
Square Prime
Obligations Fund -
FST Shares	1,247,865	1,247,865

Total Money Market Mutual Funds
(Cost $1,247,865)		1,247,865

Total Investments	99.98%	$63,759,990
(Cost $52,327,903)

Other Assets in Excess
of Liabilities	0.02%	15,299

Net Assets	100.00%	$63,775,289

See Notes to Statements of Investments on page 122

78	Annual Report May 31, 2006

Westcore Mid-Cap Value Fund

	Shares	Market Value		Shares	Market Value

Common Stocks 89.04%			Hotels & Gaming 2.59%
Basic Materials 3.79%			Starwood Hotels & Resorts
Other Materials (Rubber & Plastic) 3.79%			Worldwide Inc.	30,050	$1,836,055
Crown Holdings Inc. **	74,800	$1,206,524
Pactiv Corp. **	60,300	1,487,601	Motor Vehicle Parts 1.88%
		2,694,125	Autoliv Inc.	24,050	1,337,180

Total Basic Materials			Other Consumer Services 1.14%
(Cost $2,151,151)		2,694,125	Laidlaw International Inc.	32,150	810,180

Capital Goods 1.10%			Restaurants 3.81%
Industrial Products 1.10%			Brinker International Inc.	36,400	1,335,880
Parker Hannifin Corp.	10,050	784,101	Darden Restaurants Inc.	38,650	1,368,596
					2,704,476
Total Capital Goods			Specialty Retail 1.94%
(Cost $607,834)		784,101	Office Depot Inc. **	33,150	1,378,046

Commercial Services 4.82%			Total Consumer Cyclicals
Distributors & Wholesalers 2.32%			(Cost $8,676,873)		10,406,025
ARAMARK Worldwide Corp.	50,300	1,647,325
			Consumer Staples 4.33%
Environmental - Pollution Control 1.52%			Food & Agricultural Products 4.33%
Waste Connections Inc. **	28,100	1,080,445	Bunge Ltd.	26,300	1,488,580
			Smithfield Foods Inc. **	11,900	330,939
IT Services 0.98%			Tyson Food Inc.	78,350	1,254,383
Computer Sciences Corp. **	12,400	697,500			3,073,902

Total Commercial Services			Total Consumer Staples
(Cost $2,839,604)		3,425,270	(Cost $3,036,675)		3,073,902

Communications 0.64%
Telecom Equipment & Solutions 0.64%			Energy 6.12%
Adtran Inc.	18,050	455,221	Exploration & Production 6.12%
			Denbury Resources Inc. **	34,100	1,077,560
			Forest Oil Corp. **	20,500	669,120
Total Communications			Range Resources Corp.	46,200	1,196,580
(Cost $353,357)		455,221	XTO Energy Inc.	34,066	1,404,201
					4,347,461
Consumer Cyclicals 14.65%
Clothing & Accessories 2.01%			Total Energy
TJX Companies Inc.	60,300	1,429,713	(Cost $3,102,576)		4,347,461

Department Stores 1.28%
Federated Department
Stores Inc.	12,500	910,375

1-800-392-CORE (2673) ■ www.westcore.com	79

Westcore Mid-Cap Value Fund (continued)

	Shares	Market Value		Shares	Market Value

Interest Rate Sensitive 23.59%			Real Estate Investment Trusts (REITs) 5.90%
Life & Health Insurance 2.35%			Hotels 0.47%
Nationwide Financial			Host Marriott Corp.	16,425	$329,650
Services Inc.	20,050	$868,165
Protective Life Corp.	18,100	802,192	Office Properties 5.43%
		1,670,357	Boston Properties Inc.	14,300	1,210,495
			Mack-Cali Realty Corp.	34,100	1,462,208
Other Banks 2.34%			Trizec Properties Inc.	50,300	1,186,577
Colonial BancGroup Inc.	62,250	1,659,585			3,859,280

Property Casualty Insurance 10.11%			Total Real Estate Investment Trusts (REITs)
Ambac Financial Group Inc.	22,100	1,771,315	(Cost $3,681,672)		4,188,930
Assured Guaranty Ltd. **	48,250	1,201,907
First American Financial			Technology 6.02%
Corp.	24,100	1,011,477	Computer Software 1.59%
PartnerRe Ltd.	20,100	1,234,542	VeriSign Inc. **	50,300	1,129,235
Radian Group Inc.	32,100	1,961,952
		7,181,193	Semiconductors 4.43%
			Altera Corp. **	48,200	942,792
Regional Banks 3.96%			ATI Technologies Inc. **	44,250	730,567
Marshall & Ilsley Corp.	26,050	1,181,107	Fairchild Semiconductor
UnionBanCal Corp.	24,100	1,630,365	International Inc. **	84,400	1,474,468
		2,811,472			3,147,827

Securities & Asset Management 3.77%			Total Technology
Affiliated Managers			(Cost $4,091,040)		4,277,062
Group Inc. **	14,050	1,267,310
Amvescap PLC.	72,300	1,413,465	Utilities 10.41%
		2,680,775	Competitive Electric 2.34%
Specialty Finance 1.06%			Public Service Enterprises
American Capital			Group Inc.	26,050	1,660,167
Strategies Ltd.	22,100	756,925
			Regulated Electric 5.40%
Total Interest Rate Sensitive			Centerpoint Energy Inc.	61,700	739,783
(Cost $15,062,669)		16,760,307	DPL Inc.	64,300	1,723,240
			Westar Energy Inc.	64,350	1,371,298
Medical - Healthcare 7.67%					3,834,321
Pharmaceuticals 7.67%
Barr Pharmaceuticals Inc. **	18,075	952,552	Regulated Gas 2.67%
Biovail Corp.	90,350	2,218,996	NiSource Inc.	87,350	1,901,610
Cephalon Inc. **	38,100	2,275,332
		5,446,880	Total Utilities
			(Cost $7,046,468)		7,396,098
Total Medical - Healthcare
(Cost $4,580,471)		5,446,880	Total Common Stocks
			(Cost $55,230,390)		63,255,382

80	Annual Report May 31, 2006

Westcore Mid-Cap Value Fund (continued)

	Shares	Market Value

Exchange Traded Funds (ETFs) 7.00%
Basic Materials ETFs 0.77%
iShares Dow Jones U.S.
Basic Materials Index	9,700	$546,401

Capital Goods ETFs 0.89%
iShares Dow Jones U.S.
Industrial Sector Index	10,100	632,462

Consumer Staples ETFs 1.36%
iShares Dow Jones U.S.
Consumer Index	18,000	964,980

Technology ETFs 3.09%
iShares Goldman Sachs
Semiconductor Index	18,600	1,123,440
iShares Goldman Sachs
Technology Index	23,550	1,069,170
		2,192,610
Utilities ETFs 0.89%
iShares Dow Jones U.S.
Utilities Sector Index	8,200	636,402

Total Exchange Traded Funds (ETFs)
(Cost $4,967,883)		4,972,855

Money Market Mutual Funds 3.78%
Goldman Sachs Financial
Square Prime
Obligations Fund -
FST Shares	2,685,618	2,685,618

Total Money Market Mutual Funds
(Cost $2,685,618)		2,685,618

Total Investments	99.82%	$70,913,855
(Cost $62,883,890)

Other Assets in Excess
of Liabilities	0.18%	126,330

Net Assets	100.00%	$71,040,185

See Notes to Statements of Investments on page 122

1-800-392-CORE (2673) ■ www.westcore.com	81

Westcore Small-Cap Opportunity Fund

	Shares	Market Value		Shares	Market Value

Common Stocks 88.61%
Basic Materials 7.02%			Communications 3.49%
Other Materials (Rubber &Plastic) 7.02%			Telecomm Equipment & Solutions 3.49%
A. Schulman Inc.	16,425	$396,664	Belden CDT Inc.	11,425	$363,658
Crown Holdings Inc. **	36,050	581,486	Novatel Wireless Inc. **	31,400	349,796
Spartech Corp.	20,025	459,774			713,454
		1,437,924
			Total Communications
Total Basic Materials			(Cost $536,321)		713,454
(Cost $974,531)		1,437,924
			Consumer Cyclical 8.00%
Capital Goods 13.69%			Apparel & FootwearManufacturers 1.47%
Electric Equipment 4.27%			Wolverine World Wide Inc.	13,200	302,808
General Cable Corp. **	27,120	874,891
			Clothing & Accessories 1.60%
Engineering & Construction 3.12%			Hot Topic Inc. **	23,700	328,008
EMCOR Group Inc. **	10,260	493,403
Insituform Technologies Inc. **	5,700	145,920	Motor Vehicle Parts 2.32%
		639,323	Cooper Tire & Rubber Co.	17,450	198,581
Industrial Products 1.39%			CSK Auto Corp. **	21,700	275,807
Flanders Corp. **	27,950	283,693			474,388

Machinery 4.91%			Recreation & Leisure 0.88%
Columbus McKinnon			WMS Industries Inc. **	6,925	179,634
Corp. **	9,400	247,220
Manitowoc Co. Inc	11,400	524,286	Specialty Retail 1.73%
Paxar Corp. **	10,925	232,375	Zale Corp. **	15,100	354,548
		1,003,881
			Total Consumer Cyclical
Total Capital Goods			(Cost $1,763,207)		1,639,386
(Cost $1,597,053)		2,801,788
			Consumer Staples 2.23%
Commercial Services 7.01%			Grocery & Convenience 2.23%
Business Products & Services5.03%			Casey’s General Stores Inc.	20,425	457,316
Consolidated Graphics Inc. **	5,350	272,529
Quanta Services Inc. **	19,225	320,096	Total Consumer Staples
Source Interlink Cos. Inc. **	38,550	437,157	(Cost $428,787)		457,316
		1,029,782

Environmental - PollutionControl1.98%
Waste Connections Inc. **	10,525	404,686

Total Commercial Services
(Cost $1,156,415)		1,434,468

82	Annual Report May 31, 2006

Westcore Small-Cap Opportunity Fund (continued)

	Shares	Market Value		Shares	Market Value

Energy 6.95%
Exploration & Production 6.95%			Pharmaceuticals 4.28%
ATP Oil and Gas Corp. **	8,540	$358,509	First Horizon
Berry Petroleum Co.	7,800	484,380	Pharmaceutical Corp. **	23,500	$496,085
Carrizo Oil & Gas Inc.	11,750	331,115	K-V Pharmaceutical Co. -
Denbury Resources Inc. **	7,850	248,060	Class A **	18,750	380,250
		1,422,064			876,335

Total Energy			Total Medical - Healthcare
(Cost $779,883)		1,422,064	(Cost $1,623,718)		1,658,176

Interest Rate Sensitive 17.53%			Real Estate Investment Trusts (REITs) 2.90%
Insurance-Real Estate Brokers 2.67%			Hotels 1.30%
Clark Inc.	41,375	546,150	Winston Hotels Inc.	24,450	266,016

Other Banks 5.03%			Office Properties 1.60%
City Holding Co.	4,950	178,992	PS Business Parks Inc.	6,150	326,873
First Community Bancorp
Inc.	7,550	438,353	Total Real Estate Investment Trusts (REITs)
First Republic Bank			(Cost $556,090)		592,889
(California)	5,125	215,352
State National Bancshares			Technology 8.14%
Inc.	6,900	197,409	Electronic Equipment 3.11%
		1,030,106	Radisys Corp. **	10,550	218,913
Property Casualty Insurance 3.42%			X-Rite Inc.	35,725	417,268
Triad Guaranty Inc. **	8,750	473,638			636,181
United America Indemnity
Ltd. **	9,900	225,027	Semiconductor Capital Equipment 2.68%
		698,665	ChipMOS Technologies **	42,950	278,745
			FEI Co. **	11,550	270,270
Securities & Asset Management 2.85%					549,015
Piper Jaffray Cos. **	9,225	583,850
			Semiconductors 2.35%
Specialty Finance 3.56%			Fairchild Semiconductor
Advanta Corp.	8,150	298,290	International Inc. **	27,575	481,735
KKR Financial Corp.	20,000	431,000
		729,290	Total Technology
			(Cost $1,494,696)		1,666,931
Total Interest Rate Sensitive
(Cost $2,696,543)		3,588,061	Transportation 3.55%
			Trucking - Shipping - Air Freight 3.55%
Medical - Healthcare 8.10%			Marten Transportation
Medical Products & Supplies 3.82%			Ltd. **	21,900	428,583
Molecular Devices Corp. **	14,075	404,516	Tsakos Energy Navigation
Orthofix Intl. N.V. **	5,200	197,600	Ltd.	8,100	298,566
STERIS Corp.	7,900	179,725
		781,841

1-800-392-CORE (2673) ■ www.westcore.com	83

Westcore Small-Cap Opportunity Fund (continued)

	Shares	Market Value		Shares	Market Value

Total Transportation			Money Market Mutual Funds 1.09%
(Cost $503,912)		$ 727,149	Goldman Sachs Financial
			Square Prime
Total Common Stocks			Obligations Fund -
(Cost $14,111,156)		18,139,606	FST Shares	223,362	$223,362

Exchange Traded Funds (ETFs) 9.06%			Total Money Market Mutual Funds
Consumer Cyclical ETFs 1.16%			(Cost $223,362)		223,362
iShares Dow Jones
U.S. Consumer Index	3,900	236,769
			Total Investments	98.76%	$20,219,076
			(Cost $16,187,184)
Interest Rate Sensitive ETFs 1.53%
iShares Dow Jones
U.S. Financial Index	3,000	313,770	Other Assets in Excess
			of Liabilities	1.24%	254,196

Medical-Healthcare ETFs 2.65%
iShares Dow Jones U.S.			Net Assets	100.00%	$20,473,272
Healthcare Index	4,500	272,070
iShares NASDAQ
Biotechnology Index	3,700	271,469	See Notes to Statement of Investments on page 122
		543,539
Technology ETFs 3.72%
iShares Goldman Sachs
Software Index	15,500	584,970
iShares Goldman Sachs
Technology Index	3,900	177,060
		762,030

Total Exchange Traded Funds (ETFs)
(Cost $1,852,666)		1,856,108

84	Annual Report May 31, 2006

Westcore Small-Cap Value Fund

	Shares	Market Value		Shares	Market Value

Common Stocks 95.39%			Consumer Cyclical 12.82%
Basic Materials 4.50%			Apparel & Footwear Manufacturers 1.50%
Forestry & Paper 2.37%			Cherokee Inc.	14,995	$566,661
Albany International Corp.	22,430	$896,303
			Hard Goods Retail 2.23%
Other Materials (Rubber & Plastic) 2.13%			Aaron Rents Inc.	31,200	842,400
A. Schulman Inc.	17,100	412,965
Spartech Corp.	17,100	392,616	Motor Vehicle Parts 1.04%
		805,581	Cooper Tire & Rubber Co.	34,400	391,472

Total Basic Materials			Recreation & Leisure 1.55%
(Cost $1,488,629)		1,701,884	Callaway Golf Co.	43,905	585,254

Capital Goods 8.25%			Restaurants 3.31%
Electrical Equipment 3.33%			Bob Evans Farms Inc.	24,925	695,158
Lennox International Inc.	32,795	933,673	Ruby Tuesday Inc.	20,050	557,591
LSI Industries Inc.	22,100	324,870			1,252,749
		1,258,543
			Specialty Retail 3.19%
			Movado Group Inc.	34,415	643,216
Industrial Products 4.92%			Yankee Candle Co. Inc.	20,635	562,923
Lincoln Electric Holdings					1,206,139
Inc.	17,100	939,816
Sauer-Danfoss Inc.	36,910	918,321	Total Consumer Cyclical
		1,858,137	(Cost $4,779,533)		4,844,675

Total Capital Goods			Consumer Staples 3.32%
(Cost $2,581,225)		3,116,680	Food & Agriculture Products 1.28%
			Lancaster Colony Corp.	12,470	485,956
Commercial Services 6.07%
Business Products &Services 6.07%			Grocery & Convenience 2.04%
Banta Corp.	11,370	562,360	Casey’s General Stores Inc.	34,415	770,552
CDI Corp.	25,475	750,239
Ennis Business Forms Inc.	50,350	982,832	Total Consumer Staples
		2,295,431	(Cost $1,244,271)		1,256,508

Total Commercial Services			Energy 5.06%
(Cost $2,018,951)		2,295,431	Exploration & Production 3.84%
			Berry Petroleum Co.	18,175	1,128,668
Communications 6.02%			Cabot Oil & Gas Corp.	7,375	323,541
Telecomm Equipment & Solutions 6.02%					1,452,209
Belden CDT Inc.	50,320	1,601,686	Oil Services 1.22%
Inter-Tel Inc.	32,200	673,946	Gulf Island Fabrication Inc.	20,085	460,549
		2,275,632
			Total Energy
Total Communications			(Cost $2,035,198)		1,912,758
(Cost $1,812,462)		2,275,632

1-800-392-CORE (2673) ■ www.westcore.com	85

Westcore Small-Cap Value Fund (continued)

	Shares	Market Value		Shares	Market Value

Interest Rate Sensitive 23.76%			Real Estate Investment Trusts (REITs) 7.03%
Insurance-Real Estate Brokers 1.70%			Hotels 1.52%
Clark Inc.	48,620	$641,784	Equity Inns Inc.	37,125	$573,581

Other Banks 9.00%			Multi-Family 3.19%
First Community Bancorp			Associated Estates Realty
Inc.	14,255	827,645	Corp.	72,185	825,796
Hanmi Financial Corp.	19,180	367,681	Home Properties Inc.	7,635	379,765
PFF Bancorp Inc.	17,835	606,390			1,205,561
Southwest Bancorp	36,170	868,442
Westamerica Bancorp	15,060	731,012	Office-Industrial 2.32%
		3,401,170	Glenborough Realty Trust	18,555	369,430
			Parkway Properties	12,945	509,386
Property Casualty Insurance 4.72%					878,816
Assured Guaranty Ltd.	14,995	373,525
Max Re Capital Ltd.	39,015	936,360	Total Real Estate Investment Trusts (REITs)
Platinum Underwriters			(Cost $2,456,959)		2,657,958
Holdings Ltd.	17,575	473,471
		1,783,356	Technology 5.24%
			Computer Software 1.02%
Specialty Finance 6.58%			Blackbaud Inc.	20,065	385,449
Advanta Corp. - Class B	24,925	912,255
Cash America International			Electronic Equipment 3.40%
Inc.	26,370	811,405	Bel Fuse Inc.	16,650	522,477
MCG Capital Corp.	48,530	763,377	X-Rite Inc.	65,175	761,244
		2,487,037			1,283,721

Thrifts 1.76%			Technology Resellers - Distributors 0.82%
BankUnited Financial Corp.	21,500	666,930	Richardson Electronics Ltd.	45,050	309,493

Total Interest Rate Sensitive			Total Technology
(Cost $8,154,237)		8,980,277	(Cost $1,915,640)		1,978,663

Medical - Healthcare 4.84%			Transportation 5.14%
Healthcare Services 1.76%			Trucking - Shipping - AirFreight 5.14%
Owens & Minor Inc.	22,430	666,171	Diana Shipping Inc.	42,730	468,748
			OMI Corp.	29,475	549,414
Pharmaceuticals 3.08%			Ship Finance International
Meridian Bioscience Inc. **	26,450	629,245	Ltd.	18,380	312,460
Perrigo Co.	31,645	532,269	Tsakos Energy Navigation
		1,161,514	Ltd.	16,655	613,903
					1,944,525
Total Medical - Healthcare
(Cost $1,566,133)		1,827,685	Total Transportation
			(Cost $2,095,863)		1,944,525

86	Annual Report May 31, 2006

Westcore Small-Cap Value Fund (continued)

	Shares	Market Value

Utilities 3.34%
Regulated Gas 3.34%
Cascade Natural Gas Corp.	16,650	$349,650
Northwest Natural Gas Co.	11,370	396,585
South Jersey Industries Inc.	19,195	515,578
		1,261,813

Total Utilities
(Cost $1,296,467)		1,261,813

Total Common Stocks
(Cost $33,445,568)		36,054,489

Exchange Traded Funds (ETFs) 0.61%
Interest Rate Sensitive ETFs 0.61%
iShares Dow Jones U.S.
Financial Index	2,200	230,098

Total Exchange Traded Funds (ETFs)
(Cost $229,961)		230,098

Money Market Mutual Funds 3.89%
Goldman Sachs Financial
Square Prime
Obligations Fund -
FST Shares	1,469,278	1,469,278

Total Money Market Mutual Funds
(Cost $1,469,278)		1,469,278

Total Investments	99.89%	$37,753,865
(Cost $35,144,807)

Other Assets in Excess
of Liabilities	0.11%	42,938

Net Assets	100.00%	$37,796,803

See Notes to Statements of Investments on page 122

1-800-392-CORE (2673) ■ www.westcore.com	87

Westcore Flexible Income Fund

	Shares	Market Value

Common Stocks 13.32%
Financial 9.12%
Financial Services 2.79%
Alliance Capital Management Holding LP	13,000	$848,640
Allied Capital Corp.	66,000	1,985,280
Apollo Investment Co.	24,636	469,069
Crystal River Capital (1)(6)(7)	37,000	925,000
Tortoise Capital Partners (1)(6)(7) **	36,500	547,500
		4,775,489

Real Estate Investment Trusts (REITs) 6.33%
Apartments 0.25%
American Campus Community Inc.	18,000	429,480

Diversified 1.43%
iStar Financial Inc.	42,400	1,614,591
KKR Financial Corp.	38,500	829,675
		2,444,266
Healthcare 0.91%
Health Care Property Investors Inc.	29,500	771,425
Healthcare Realty Trust Inc.	24,100	787,106
		1,558,531

Hotels 0.08%
Host Marriott Corp.	7,100	142,497

Mortgage 0.66%
Anthracite Capital Inc.	100,000	1,126,000

Office Property 1.22%
American Financial Realty Trust	56,500	559,350
Hospitality Properties Trust	21,800	919,306
HRPT Properties Trust	55,000	613,800
		2,092,456
Regional Malls 0.28%
The Mills Corp.	15,600	481,572

Timber 0.50%
Plum Creek Timber Co. Inc.	11,000	393,250
Rayonier Inc.	12,000	466,680
		859,930

88	Annual Report May 31, 2006

Westcore Flexible Income Fund (continued)

	Shares	Market Value

Warehouse-Industrial 1.00%
First Industrial Realty Trust Inc.	46,000	$1,702,000

Total Financial
(Cost $15,335,143)		15,612,221

Industrial 0.86%
Other Industrial 0.86%
B&G Foods Inc.	17,000	261,800
Centerplate Inc.	20,000	281,000
Fording Canadian Coal Trust	26,400	924,000
		1,466,800

Total Industrial
(Cost $1,228,947)		1,466,800

Utilities & Energy 3.34%
Energy-Non Utility 3.34%
Enbridge Energy Partners LP	37,900	1,649,408
Enterprise Products Partners LP	36,000	907,200
Kinder Morgan Energy Partners LP	29,600	1,397,120
Kinder Morgan Inc.	1	101
ONEOK Partners LP	35,300	1,754,410
		5,708,239

Total Utilities & Energy
(Cost $5,553,507)		5,708,239

Total Common Stocks
(Cost $22,117,597)		22,787,260

Warrants 0.00%
Financial 0.00%
Financial Services 0.00%
Tortoise Capital Partners-Warrants (1)(6)(7)**	9,125	0

Total Financials
(Cost $0)		0

Total Warrants
(Cost $0)		0

1-800-392-CORE (2673) ■ www.westcore.com	89

Westcore Flexible Income Fund (continued)

	Bond Rating
	Moody’s/S&P*	Shares	Market Value

Convertible Preferred Stocks 4.14%
Financial 0.30%
Real Estate Investment Trusts (REITs) 0.30%
Diversified 0.19%
Crescent Real Estate, Series A, 6.75%	B3/B-	15,000	$315,300

Hotels 0.11%
Felcor Lodging, Series A, 1.95%	B2/CCC+	8,000	195,120

Total Financial
(Cost $524,500)			510,420

Industrial 2.62%
Airlines 0.13%
Continental Airlines Finance Trust II,
6.00%, 11/15/2030	C/CCC	7,500	229,688

Autos 2.49%
Ford Motor Co. Capital Trust II,
6.50%, 01/15/2032	B2/B-	73,000	2,118,460
General Motors Corp., Series C,
6.25%, 07/15/2033	B3/B	107,000	2,138,930
			4,257,390
Total Industrial
(Cost $5,619,660)			4,487,078

Utilities & Energy 1.22%
Energy-Non Utility 1.22%
AES Trust III, 6.75%, 10/15/2029	B3/B	26,100	1,224,090
Chesapeake Energy Corp., 4.50%	NR/B+	9,250	857,937
			2,082,027

Total Utilities & Energy
(Cost $2,060,455)			2,082,027

Total Convertible Preferred Stocks
(Cost $8,204,615)			7,079,525

90	Annual Report May 31, 2006

Westcore Flexible Income Fund (continued)

	Bond Rating
	Moody’s/S&P*	Shares	Market Value

Nonconvertible Preferred Stocks 14.74%
Financial 13.65%
Financial Services 1.52%
First Republic Capital Trust II,
Series B, 8.75% (1)(7)	NR/BB+	20,000	$493,126
Invesco Navigator Fund, 8.00% (1)(6)(7)	NR/NR	2,000	2,109,040
			2,602,166
Insurance 0.15%
Delphi Financial Group Inc., 8.00%, 05/15/2033	Baa3/BBB	10,000	256,100

Real Estate Investment Trusts (REITs) 11.98%
Apartments 0.85%
Apartment Investment & Management Co.:
Series T, 8.00%	Ba3/B+	48,000	1,202,880
Series V, 8.00%	Ba3/B+	10,000	251,000
			1,453,880

Diversified 2.41%
Colonial Properties Trust, Series D, 8.125%	Ba1/BB+	6,000	153,240
Cousins Properties Inc., 7.50%	NR/NR	25,000	615,250
Digital Realty Trust Inc., 8.50%	NR/NR	13,300	339,981
Entertainment Properties Trust, 7.75%	NR/NR	25,000	606,250
iStar Financial Inc., Series E, 7.875%	Ba1/BB+	68,000	1,675,520
Realty Income Corp., Series D, 7.375%	Baa3/BBB-	20,000	502,400
Vornado Realty Trust, Series E, 7.00%	Baa3/BBB-	9,400	232,650
			4,125,291

Healthcare 1.70%
Health Care Property Investors Inc., Series F, 7.10%	Baa3/BBB	10,000	247,400
Health Care REIT Inc., Series F, 7.625%	Ba1/BB+	45,000	1,127,250
LTC Properties Inc., Series F, 8.00%	NR/NR	20,625	518,849
Nationwide Health Properties Inc., 7.68%	Ba1/BB+	950	93,248
Omega Healthcare Investors Inc., Series D, 8.375%	B2/B+	12,500	315,000
SNH Capital Trust I, 10.125%, 06/15/2041	Ba3/BB-	24,000	613,200
			2,914,947
Hotels 1.24%
Hospitality Properties, Series B, 8.875%	Baa3/BB+	15,000	389,250
Host Marriott Corp., Class E, 8.875%	B1/B-	29,000	786,190
Strategic Hotels, Series C, 8.25%	NR/NR	37,500	937,125
			2,112,565

1-800-392-CORE (2673) ■ www.westcore.com	91

Westcore Flexible Income Fund (continued)

	Bond Rating
	Moody’s/S&P*	Shares	Market Value

Manufactured Homes 0.20%
Affordable Residential, Series A, 8.25%	NR/NR	15,000	$342,600

Mortgage 1.04%
Anthracite Capital Inc., Series C, 9.375%	NR/NR	41,200	1,058,840
Thornburg Mortgage Inc., Series C, 8.00%	B1/B	28,900	726,257
			1,785,097

Office Property 0.60%
Brandywine Realty, Series C, 7.50%	NR/NR	8,000	198,800
Highwoods Properties Inc., Series A, 8.625%	Ba2/BB+	50	50,985
Maguire Properties Inc., Series A, 7.625%	NR/NR	20,500	508,400
SL Green Realty Corp., Series C, 7.625%	NR/NR	10,000	252,000
			1,010,185

Regional Malls 2.40%
CBL & Associates Properties, Series D, 7.375%	NR/NR	40,000	1,000,000
Glimcher Realty Trust, Series G, 8.125%	Ba3/B	12,000	300,600
The Mills Corp.:
Series C, 9.00%	NR/NR	14,800	348,244
Series E, 8.75%	NR/NR	22,500	531,000
Taubman Centers Inc.:
Series G, 8.00%	B1/B+	27,200	701,760
Series H, 7.625%	B1/B+	49,100	1,231,428
			4,113,032

Shopping Centers 0.66%
Regency Centers Corp., Series D, 7.25%	Baa3/BBB-	12,000	297,600
Tanger Factory Outlet, Series C, 7.50%	Ba1/BB+	35,000	838,950
			1,136,550

Storage 0.06%
Public Storage Inc., Series R, 8.00%	Baa2/BBB+	4,000	100,000

Warehouse-Industrial 0.82%
Centerpoint Properties Trust, 5.377%(6)	Ba1/NR	1,500	1,151,250
First Industrial Realty Trust Inc., 6.24%	Baa3/BBB-	250	251,094
			1,402,344

Total Financial
(Cost $23,952,238)			23,354,757

92	Annual Report May 31, 2006

Westcore Flexible Income Fund (continued)

	Bond Rating	Shares/Principal
	Moody’s/S&P*	Amount	Market Value

Industrial 0.96%
Airlines 0.12%
AMR Corp., 7.875%, 07/13/2039	Caa2/NR	10,000	$200,400

Autos 0.38%
Delphi Automotive Capital Trust, 8.25%, 10/15/2033	D/D	40,600	649,600

Cable & Media 0.14%
Shaw Communications Inc., 8.875%, 09/28/2049	Ba3/B+	10,000	236,133

Leisure 0.32%
Hilton Hotels Corp., 8.00%, 08/15/2031	Ba2/BB	22,000	556,380

Total Industrial
(Cost $1,722,487)			1,642,513

Utilities & Energy 0.13%
Utilities 0.13%
Cleveland Electric Financing Trust I, 9.00%, 12/15/2031	Ba1/BB+	4,000	103,720
TECO Capital Trust I, 8.50%, 01/31/2041	Ba3/B	5,001	126,275
			229,995

Total Utilities & Energy
(Cost $237,704)			229,995
Total Nonconvertible Preferred Stocks
(Cost $25,912,429)			25,227,265

Convertible Bonds 0.42%
Industrial 0.42%
Cable & Media 0.42%
Charter Communications Holdings Capital Corp.,
5.875%, 11/16/2009	Ca/CCC-	1,000,000	728,750

Total Industrial
(Cost $1,000,000)			728,750
Total Convertible Bonds
(Cost $1,000,000)			728,750

Corporate Bonds 53.66%
Financial 5.46%

1-800-392-CORE (2673) ■ www.westcore.com	93

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Financial Services 2.77%
Allied Capital, 6.34%, 10/13/2012 (1)(7)	NR/NR	1,000,000	$973,200
Emigrant Capital Trust II, 7.33%, 04/14/2034 (1)(2)	NR/BBB-	500,000	499,301
Finova Capital Corp., 7.50%, 11/15/2009	NR/NR	7,950	2,603
Leucadia National Corp., 7.75%, 08/15/2013	Ba2/BB	1,540,000	1,609,300
8.65%, 01/15/2027	Ba3/B	1,611,000	1,659,330
			4,743,734
Insurance 1.50%
Markel Capital Trust I, Series B, 8.71%, 01/01/2046	Ba1/BB	750,000	779,522
Provident Financing Trust, 7.405%, 03/15/2038	Ba2/B+	250,000	225,899
Zurich Reinsurance, 7.125%, 10/15/2023	B2/BB+	1,700,000	1,572,500
			2,577,921

Real Estate Investment Trusts (REITs) 1.19%
Hotels 0.46%
Host Marriott Corp. 6.75%, 06/01/2016 (1)	Ba2/BB-	800,000	781,000

Restaurants 0.58%
Trustreet Properties Inc., 7.50%, 04/01/2015	B1/B+	1,000,000	991,250

Shopping Centers 0.15%
Price Development Co. LP, 7.29%, 03/11/2008	Ba1/BB+	250,000	252,065

Total Financial
(Cost $8,823,719)			9,345,970

Industrial 44.65%
Airlines 4.62%
American Airlines Inc.:
Pass-Through Certificates,
Series 2004-1A, 7.25%, 02/05/2009 (4)	Ba2/BBB-	500,000	502,500
Pass-Through Certificates, Series 1993-A6,
8.04%, 09/16/2011 (4)	Ba2/CCC+	401,471	357,504
Pass-Through Certificates, Series 2001-1,
Class A-2, 6.817%, 05/23/2011 (4)	Ba1/BB+	750,000	733,594
Atlas Air Inc.:
Pass-Through Certificates, Series 1999-1,
Class A-2, 6.88%, 07/02/2009 (4)	NR/NR	1,494,566	1,450,663
Pass-Through Certificates, Series 1999-1,
Class A-1, 7.20%, 01/02/2019 (4)	NR/NR	87,743	86,920
Continental Airlines Inc.:

94	Annual Report May 31, 2006

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Pass-Through Certificates, Series 1998-3,
Class A-2, 6.32%, 11/01/2008 (4)	Baa3/A-	50,000	$49,992
Pass-Through Certificates, Series 2001-1,
Class C, 7.033%, 06/15/2011 (4)	B2/B+	51,046	49,787
Pass-Through Certificates, Series 1997-1,
Class B, 7.461%, 04/01/2013 (4)	Ba3/B-	67,960	66,280
Pass-Through Certificates, Series 1999-1,
Class B, 6.795%, 08/02/2018 (4)	Ba2/BBB-	179,981	170,140
Pass-Through Certificates, Series 1999-2,
Class B, 7.566%, 03/15/2020 (4)	Ba2/BBB-	253,925	238,928
Pass-Through Certificates, Series 1999-1,
Class A, 6.545%, 02/02/2019 (4)	Baa3/A-	802,885	797,481
Delta Air Lines Inc.:
10.00%, 08/15/2008 (5) **	NR/NR	1,214,000	327,780
Pass-Through Certificates, Series 2000-1,
Class A-1, 7.379%, 05/18/2010 (4)	Ba2/BB	23,471	23,563
Pass-Through Certificates, Series 2001-1,
Class A-1, 6.619%, 03/18/2011 (4)	Ba2/BB+	21,663	21,826
Pass-Through Certificates, Series 2001-1,
Class A-2, 7.111%, 09/18/2011 (4)	Ba2/BB+	1,750,000	1,733,886
Northwest Airlines Corp.:
Pass-Through Certificates, 7.95%, 03/01/2015 (4)	B3/B+	182,234	181,437
Pass-Through Certificates, 7.36%, 02/01/2020 (4)	Caa3/CCC+	350,713	347,426
United AirLines Inc.,
Pass-Through Certificates, Series 92-A2, 9.35%,
04/07/2016 (5) **	D/D	409,497	114,915
US Airways Inc.,
Pass-Through Certificates, Series 1998-1,
Class A, 6.85%, 01/30/2018 (4)	Ba1/BBB+	648,335	656,844
			7,911,466

Autos 11.80%
American Axle & Manufacturing, 5.25%, 02/11/2014	Ba3/BB	1,000,000	833,750
Dana Corp., 5.85%, 01/15/2015 (5) **	D/NR	1,300,000	1,014,000
Delphi Corp., 6.50%, 05/01/2009 (5) **	D/NR	1,375,000	1,134,375
Ford Capital BV, 9.50%, 06/01/2010	Ba3/BB-	3,000,000	2,700,000
Ford Motor Co.:
9.215%, 09/15/2021	Ba3/BB-	800,000	634,000
7.45%, 07/16/2031	Ba3/BB-	3,000,000	2,190,000
Ford Motor Credit Co., 7.875%, 06/15/2010	Ba2/BB-	500,000	461,697
General Motors Acceptance Corp.:
7.4306%, 12/01/2014 (2)	Ba1/BB	3,200,000	3,049,370

1-800-392-CORE (2673) ■ www.westcore.com	95

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

8.00%, 11/01/2031	Ba1/BB	4,000,000	$3,766,960
General Motors Corp., 8.25%, 07/15/2023	B3/B	1,000,000	757,500
Sonic Automotive Inc., 8.625%, 08/15/2013	B2/B	1,750,000	1,776,250
Visteon Corp., 8.25%, 08/01/2010	B3/B-	2,000,000	1,870,000
			20,187,902
Cable & Media 2.99%
CCH I Holdings, LLC:
11.125%, 01/15/2014 (1)	Ca/CCC-	296,000	188,700
12.125%, 01/15/2015 (1)	Ca/CCC-	2,225,000	1,201,500
CCH I LLC, 11.00%, 10/01/2015	Ca/CCC-	242,000	209,330
Charter Communications Inc., 8.25%, 04/01/2007	Ca/CCC-	100,000	97,750
DirecTV Holdings, 6.375%, 06/15/2015	Ba2/BB-	2,000,000	1,890,000
Echostar DBS Corp., 8.24%, 10/01/2008 (2)	Ba3/BB-	1,500,000	1,528,125
			5,115,405

Chemicals 1.22%
Borden Inc., 7.875%, 02/15/2023	Caa1/B-	575,000	477,250
Ferro Corp., 9.125%, 01/01/2009	NR/B	1,050,000	1,097,250
Solutia Inc., 11.25%, 07/15/2009 (5)**	D/NR	250,000	251,250
Union Carbide Chemical & Plastics Co. Inc,
7.875%, 04/01/2023	Ba2/BBB-	250,000	260,792
			2,086,542

Healthcare 5.51%
Columbia-HCA Inc.:
7.19%, 11/15/2015	Ba2/BB+	1,752,000	1,745,899
7.58%, 09/15/2025	Ba2/BB+	2,153,000	2,036,930
Davita Inc., 7.25%, 03/15/2015	B3/B	1,200,000	1,176,000
Eszopiclone Royalty Sub LLC, Series IV, 12.00%,
03/15/2014 (6)(7)	NR/NR	1,250,000	1,287,500
Tenet Healthcare Corp., 9.875%, 07/01/2014	B3/B	3,100,000	3,169,750
			9,416,079

Leisure 10.11%
Hyatt Equities LLC, 6.875%, 06/15/2007 (1)	Baa2/BBB+	50,000	50,475
Intrawest Corp., 7.50%, 10/15/2013	B1/B+	2,250,000	2,295,000
Kerzner International, 6.75%, 10/01/2015	B2/B	2,375,000	2,517,500
Las Vegas Sands Corp., 6.375%, 02/15/2015	B1/B	2,750,000	2,598,750
MGM Mirage Resorts Inc., 7.25%, 08/01/2017	Ba2/BB	3,850,000	3,811,500
Mohegan Tribal Gaming Authority, 6.875%, 02/15/2015	Ba3/B+	900,000	864,000
Pinnacle Entertainment Inc., 8.25%, 03/15/2012	Caa1/B-	875,000	892,500
Premier Entertainment Biloxi, 10.75%, 02/01/2012	Caa1/CCC	250,000	258,750

96	Annual Report May 31, 2006

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Seneca Gaming Corp., 7.25%, 05/01/2012	B1/BB-	100,000	$99,250
Wynn Las Vegas LLC, 6.625%, 12/01/2014	B2/B+	4,100,000	3,910,375
			17,298,100

Other Industrial 5.31%
Advanced Micro Devices Inc., 7.75%, 11/01/2012	B1/B	983,000	1,017,405
Allegheny Ludlum Corp., 6.95%, 12/15/2025	Ba2/BB-	580,000	603,200
Amerigas Partners LP, Series B, 7.25%, 05/20/2015	B1/NR	1,500,000	1,470,000
Freeport-McMoRan Company Inc., 6.875%, 02/01/2014	B1/B+	500,000	485,000
The Goodyear Tire & Rubber Co., 7.857%, 08/15/2011	B3/B-	1,000,000	972,500
IDEX Corp., 6.875%, 02/15/2008	Baa3/BBB	75,000	75,754
Levi Strauss & Co., 9.75%, 01/15/2015	B3/B-	1,500,000	1,556,250
Novelis Inc., 7.25%, 02/15/2015 (1)	B1/B	225,000	216,000
Spectrum Brands, 7.375%, 02/01/2015	Caa1/CCC	1,000,000	817,500
Winn-Dixie Stores Inc., 8.875%, 04/01/2008 (5)**	D/NR	2,150,000	1,881,250
			9,094,859

Telecom & Related 3.09%
American Tower Corp., 7.50%, 05/01/2012	B1/BB-	500,000	512,500
Level 3 Communications Inc., 12.875%, 03/15/2010	Ca/CCC-	200,000	205,500
Level 3 Financing Inc., 10.75%, 10/15/2011	Caa1/CCC-	950,000	992,750
Qwest Communications International Inc.,
7.84%, 02/15/2009 (2)	B2/B	1,000,000	1,022,500
Qwest Corp.:
7.50%, 06/15/2023	Ba3/BB	375,000	360,000
6.875%, 09/15/2033	Ba3/BB	976,000	864,980
Rogers Cantel, 9.75%, 06/01/2016	Ba2/BB	700,000	819,000
Rogers Wireless Inc., 7.50%, 03/15/2015	NR/BB	500,000	511,250
			5,288,480

Total Industrial
(Cost $78,849,900)			76,398,833

Utilities & Energy 3.55%
Energy-Non Utility 2.91%
Calpine Corp., 8.75%, 07/15/2013 (1)(5)**	NR/D	200,000	193,500
Kerr-McGee Corp., 6.95%, 07/01/2024	Ba2/BB+	1,050,000	1,038,123
Tennessee Gas Pipeline Co.:
7.50%, 04/01/2017	B1/B+	400,000	414,952
7.00%, 03/15/2027	B1/B+	100,000	101,220
Transcontinental Gas, 6.40%, 04/15/2016 (1)	Ba2/BB-	1,000,000	985,000
Utilicorp United, 8.00%, 03/01/2023	B2/NR	1,300,000	1,332,500

1-800-392-CORE (2673) ■ www.westcore.com	97

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Whiting Petroleum Corp., 7.00%, 02/01/2014	B2/B-	950,000	$921,500
			4,986,795

Utilities 0.64%
Indianapolis Power & Light:
6.30%, 07/01/2013 (1)	Baa2/BBB-	100,000	100,673
7.05%, 02/01/2024	Baa2/BBB-	250,000	251,164
Portland General Electric, 7.875%, 03/15/2010	Baa2/BBB	100,000	106,227
WPD Holdings, 7.25%, 12/15/2017 (1)	Baa3/BBB-	600,000	629,143
			1,087,207

Total Utilities & Energy
(Cost $5,931,403)			6,074,002
Total Corporate Bonds
(Cost $93,605,022)			91,818,805

Asset-Backed Securities, Collateralized Obligations
& Mortgage-Backed Securities 9.34%
Asset-Backed Securities 0.37%
ACE Securities Corp., Series 2004-IN1, Class B,
8.5813%, 02/25/2014 (1)(2)(4)(7)	Ba2/BB+	300,000	267,529
Vanderbilt Mortgage Finance, Series 2002-B, Class B-1,
5.85%, 04/07/2018	Baa2/BBB	375,000	368,769
			636,298

Collateralized Debt Obligations 8.32%
Anthracite Capital CDO, Ltd., Series 2004-1A, Class G, 8.03%,
02/24/2014 (1)(2)(4)(6)(7)	NR/BBB-	500,000	507,615
Archstone, Series 2005-C1, 6.98%, 03/20/2010 (1)(2)(7)	NR/A	1,000,000	951,250
CREST Ltd., Series 2003-1A, Class PS, 8.50%,
08/28/2012 (1)(3)(4)(7)	NR/BB-	200,000	124,412
CREST Ltd., Series 2003-2A:
Class E1, 9.81%, 12/28/2013 (1)(2)(4)(6)(7)	Ba3/BB	250,000	267,100
Class PS, 6.00%, 12/28/2013 (1)(3)(4)(6)(7)	NR/BB-	413,450	226,535
CREST Ltd., Series 2004-1A:
Class H2, 7.334%, 10/28/2014 (1)(4)(6)(7)	Ba3/BB	300,000	271,902
Class PS, 7.667%, 12/28/2013 (1)(3)(4)(6)(7)	NR/NR	1,064,633	542,697
Exeter Street Solar, Class E1,
8.715%, 10/28/2014 (1)(2)(4)(6)(7)	NR/BB+	469,005	481,340
Fairfield Street Solar, Class F, 10.085%,
12/28/2014 (1)(2)(4)(6)(7)	NR/NR	1,087,500	1,089,501

98	Annual Report May 31, 2006

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Denali Capital CLO III Ltd., Series 3A, Class B2L,
12.6137%, 07/21/2008 (1)(2)(4)(6)(7)	Ba2/BB	250,000	$252,617
Denali Capital CLO VI Ltd., Series 6A, Class B2L,
9.2175%, 04/21/2010 (1)(2)(4)(6)(7)	Ba2/BB	800,000	800,000
I-Preferred Term Securities I Ltd., Subordinate Income
Notes, 22.00%, 12/04/2012 (1)(3)(4)(7)	NR/NR	100,000	87,625
MM Community Funding II Ltd., Series 2I, 21.28%,
12/15/2011 (1)(3)(4)(6)(7)	NR/NR	500,000	230,000
N-STAR Real Estate CDO Ltd., Series 2004-2A,
Class C2B, 6.591%, 06/28/2039 (1)(4)(6)(7)	NR/BBB	500,000	481,300
Preferred CPO Ltd, 10.026%, 07/26/2010 (1)(4)(7)	Baa3/NR	1,100,000	1,189,031
Preferred Term Securities VI Ltd., Subordinate
Income Notes, 24.569%, 7/ 3/2012 (1)(3)(4)(7)	NR/NR	100,000	66,055
Preferred Term Securities X Ltd., Subordinate
Income Notes, 19.00%, 07/03/2013 (1)(3)(4)(7)	NR/NR	150,000	120,188
Preferred Term Securities XI Ltd., Subordinate
Income Notes, 19.00%, 10/03/2013 (1)(3)(4)(7)	NR/NR	150,000	125,063
Preferred Term Securities XII Ltd., Subordinate
Income Notes, 19.00%, 12/24/2013 (1)(3)(4)(7)	NR/NR	750,000	708,094
Preferred Term Securities XIII Ltd., Subordinate
Income Notes, 18.00%, 03/24/2014 (1)(3)(4)(7)	NR/NR	900,000	828,742
Preferred Term Securities XIV Ltd., Subordinate
Income Notes, 17.50%, 06/24/2014 (1)(3)(4)(7)	NR/NR	500,000	432,625
Regional Diversified Funding, Series 2004-1 16.849%,
02/15/2014 (1)(3)(4)(6)(7)	NR/NR	500,000	400,000
Regional Diversified Funding, Series 2005-1, 14.10%,
03/15/2015 (1)(3)(4)(6)(7)	NR/NR	750,000	712,500
River North CDO Ltd., Series 2005-1A, 12.50%,
02/06/2014 (1)(3)(4)(6)(7)	NR/NR	600,000	570,000
Soloso Bank Pref 2005, 12.50%, 10/15/2015 (1)(3)(4)(6)(7)	NR/NR	750,000	744,529
TIAA Real Estate CDO Ltd., Series 2003-1A, Class PS,
16.00%, 09/30/2013 (1)(3)(4)(6)(7)	NR/NR	250,000	260,074
Tricadia:
Series 2003-1, Class PS, 17.575%, 12/15/2013 (1)(3)(4)(6)(7)	NR/NR	250,000	237,500
Series 2004-2A, Class C, 8.184%, 12/23/2019 (1)(2)(4)(6)(7)	Baa1/BBB+	494,231	491,760
Tropic:
Series 2003-1A, Class PS, 12.85%,
10/15/2013 (1)(3)(4)(7)	NR/NR	700,000	560,000
Series 2004-1A, Class PS, 16.50%, 04/15/2014 (1)(3)(4)(6)(7)	NR/NR	500,000	482,500
			14,242,555

1-800-392-CORE (2673) ■ www.westcore.com	99

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Commercial Mortgage-Backed Securities 0.65%
Global Signal Trust, Series 2004-2A, Class G, 7.113%,
12/15/2014 (1)(4)(6)(7)	Ba2/BB-	1,000,000	$1,002,300
Times Square Hotel Trust, 8.528%, 08/01/2026 (1)(7)	Baa3/BB+	93,129	101,268
			1,103,568
Total Asset-Backed Securities, Collateralized Obligations
& Mortgage-Backed Securities
(Cost $16,687,530)			15,982,421

Money Market Mutual Funds 3.06%
Goldman Sachs Financial Square Prime Obligations
Fund - FST Shares		5,236,579	$5,236,579
Total Money Market Mutual Funds
(Cost $5,236,579)			5,236,579

Total Investments		98.68%	$168,860,605
(Cost $172,763,772)
Other Assets in Excess of Liabilities		1.32%	2,255,006
Net Assets		100.00%	$171,115,611

See Notes to Statements of Investments on page 122

100	Annual Report May 31, 2006

Westcore Plus Bond Fund

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Convertible Preferred Stocks 0.29%
Industrial 0.29%
Autos 0.29%
Ford Motor Co. Capital Trust II, 6.50%, 01/15/2032	B2/B-	22,000	$638,440
General Motors Corp., Series C, 6.25%, 07/15/2033	B3/B	35,000	699,650
			1,338,090

Total Industrial
(Cost $1,780,965)			1,338,090
Total Convertible Preferred Stocks
(Cost $1,780,965)			1,338,090

Nonconvertible Preferred Stocks 3.47%
Financial 3.27%
Financial Services 0.55%
First Tennessee Bank, 5.8725% (1)(2)	A3/BBB+	1,500	1,538,344
Goldman Sachs, 6.20%, 10/31/2010	A2/A-	40,000	992,000
			2,530,344

Real Estate Investment Trusts (REITs) 2.72%
Apartments 0.36%
Apartment Investment & Management Co.:
Series T, 8.00%	Ba3/B+	9,000	225,900
Series V, 8.00%	Ba3/B+	34,000	852,040
BRE Properties Inc., Series C, 6.75%	Baa3/BBB	10,000	237,100
Cousins Properties Inc., 7.50%	NR/NR	15,000	369,150
			1,684,190

Diversified 0.45%
Colonial Properties Trust, Series D, 8.125%	Ba1/BB+	13,000	332,020
iStar Financial Inc., Series E, 7.875%	Ba1/BB+	70,500	1,737,120
			2,069,140
Health Care 0.28%
Health Care REIT Inc., Series F, 7.625%	Ba1/BB+	40,000	1,002,000
Omega Healthcare Investors, Series D, 8.375%	B3/B-	12,500	315,000
			1,317,000

Manufactured Homes 0.10%
Affordable Residential, Series A, 8.25%	NR/NR	19,500	445,380

1-800-392-CORE (2673) ■ www.westcore.com	101

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Shopping Centers 0.68%
New Plan Excel Realty Trust, Series E, 7.625%	Baa3/BBB-	13,000	$329,030
Realty Income Corp., Series D, 7.375%	Baa3/BBB-	20,000	502,400
Tanger Factory Outlet, Series C, 7.50%	Ba1/BB+	36,000	862,920
Taubman Centers Inc.:
Series G, 8.00%	B1/B+	20,000	516,000
Series H, 7.625%	B1/B+	36,100	905,388
			3,115,738

Storage 0.05%
Public Storage Inc., Series R, 8.00%	Baa2/BBB+	9,000	225,000

Warehouse-Industrial 0.80%
Centerpoint Property Trust, 5.377% (6)	Baa3/NR	3,900	2,993,250
First Industrial Realty Trust Inc., 6.236%	Baa3/BBB-	675	677,953
			3,671,203

Total Financial
(Cost $15,993,227)			15,057,995

Utilities & Energy 0.20%
Utilities 0.20%
Southern Cal Ed., 5.349%, 04/30/2010	Baa3/BBB-	9,400	925,900

Total Utilities & Energy
(Cost $940,000)			925,900
Total Nonconvertible Preferred Stocks
(Cost $16,933,227)			15,983,895

Corporate Bonds 56.00%
Financial 25.31%
Financial Services 9.43%
Allied Capital, 6.34%, 10/13/2012 (1)(7)	NR/NR	4,000,000	3,892,800
BB&T Corp., 4.90%, 06/30/2017	A1/A	1,100,000	1,004,839
BHP Billiton Finance, 5.00%, 12/15/2010	A1/A+	4,825,000	4,714,440
Charles Schwab Corp., 8.05%, 03/01/2010	A2/A-	210,000	225,759
Citicorp Capital II, 8.015%, 02/15/2027	Aa2/A	1,400,000	1,474,477
Comerica Inc., 4.80%, 05/01/2015	A3/A-	50,000	45,662
Emigrant Capital Trust II, 7.33%, 04/14/2034 (1)(2)	NR/BBB	850,000	848,812
Fifth Third Bancorp, 4.50%, 06/ 01/2018	Aa3/A	75,000	65,304
First Empire Capital Trust, 8.277%, 06/01/2027	Baa1/BBB	25,000	26,493
General Electric Capital Corp., Series A, 5.875%,
01/15/2010	Aaa/AAA	2,250,000	2,277,207
HSBC Holdings PLC, 6.50%, 05/02/2036	Aa3/A	200,000	198,811

102	Annual Report May 31, 2006

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Leucadia National Corp.:
7.75%, 08/15/2013	Ba2/BB	1,925,000	$2,011,625
8.65%, 01/15/2027	Ba2/B	635,000	654,050
M&I Capital Trust, 7.65%, 12/ 01/2026	A2/BBB+	900,000	939,829
Manufacturers & Traders Trust Co., 3.85%, 04/ 01/2013 (1)	A3/A-	526,000	510,257
Marshall & Ilsley Bank, 2.90%, 08/18/2009	Aa3/A+	827,273	795,650
MBNA America Bank, 6.625%, 06/15/2012	Aa2/AA-	2,700,000	2,822,170
Merrill Lynch & Company Inc., 5.04%, 10/01/2009 (2)	Aa3/A+	1,500,000	1,447,890
Residential Capital, 6.375%, 06/30/2010	Baa3/BBB-	3,000,000	2,964,009
Royal Bank of Canada, 4.70%, 07/19/2010	Aa2/AA-	1,250,000	1,212,069
Union Bank of CA, 5.95%, 05/11/2016	A2/A	3,000,000	2,989,971
USAA Capital Corp., 4.64%, 12/15/2009 (1)	Aa1/AAA	1,500,000	1,472,752
Wachovia Capital Trust III, 5.80%, 08/29/2049	Baa3/A-	3,300,000	3,210,382
Washington Mutual, Inc., 8.25%, 04/01/2010	Baa1/BBB+	3,200,000	3,450,733
Wells Fargo & Co., 4.625%, 08/09/2010	Aa1/AA-	4,300,000	4,148,429
			43,404,420

Foreign Financials 0.53%
Swedish Export Credit, 4.125%, 10/15/2008	Aa1/AA+	2,500,000	2,435,740

Insurance 1.94%
Berkshire Hathaway, 4.85%, 01/15/2015	Aaa/AAA	1,000,000	934,887
Commerce Group Inc., 5.95%, 12/09/2013	Baa2/BBB	225,000	218,694
Fund American Companies Inc., 5.875%, 05/15/2013	Baa2/BBB	2,850,000	2,770,092
Markel Capital Trust, 8.71%, 01/01/2046	Ba1/BB	690,000	717,160
Prime Property, 5.60%, 06/15/2011 (1)	Baa3/A	2,410,000	2,376,682

Prudential Financial, 4.35%, 05/12/2015	A3/A	1,836,702	1,717,906
Zurich Reinsurance, 7.125%, 10/15/2023	B2/BB+	200,000	185,000
			8,920,421

Real Estate Investment Trusts (REITS) 13.41%
Apartments 1.13%
BRE Properties Inc., 7.45%, 01/15/2011	Baa2/BBB	1,200,000	1,272,287
Colonial Realty LP, 4.75%, 2/01/2010	Baa3/BBB-	1,960,000	1,883,556
United Dominion Realty Trust:
3.90%, 03/15/2010	Baa2/BBB	625,000	587,133
5.25%, 01/15/2015	Baa2/BBB	1,575,000	1,470,223
			5,213,199
Diversified 2.31%
Commercial Net Lease Realty, 6.25%, 06/15/2014	Baa3/BBB-	975,000	960,065
iStar Financial Inc., 6.50%, 12/15/2013	Baa2/BBB	4,116,000	4,101,985
Vornado Realty LP, 4.75%, 12/01/2010	Baa2/BBB	1,991,000	1,898,062
Washington REIT, 5.25%, 01/15/2014	Baa1/A-	3,850,000	3,675,341
			10,635,453

1-800-392-CORE (2673) ■ www.westcore.com	103

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Health Care 1.86%
Baxter Finco BV, 4.75%, 10/15/2010 (1)	Baa1/A-	1,175,000	$1,131,168
Health Care Property Investors Inc., 7.072%, 06/08/2015	Baa2/BBB+	2,000,000	2,099,294
Health Care REIT Inc., 5.875%, 05/15/2015	Baa3/BBB-	1,500,000	1,436,777
Healthcare Realty Trust Inc.:
8.125%, 05/01/2011	Baa3/BBB-	375,000	405,556
5.125%, 04/01/2014	Baa3/BBB-	1,325,000	1,224,717
Nationwide Health, 6.00%, 05/20/2015	Baa3/BBB-	2,000,000	1,919,082
Senior Housing Properties Trust, 8.625%, 01/15/2012	Ba2/BB+	325,000	355,875
			8,572,469

Hotels 1.08%
Felcor Suites LP, 7.625%, 10/01/2007	Ba3/B	250,000	256,250
Hospitality Properties Trust, 5.125%, 02/15/2015	Baa2/BBB	3,000,000	2,753,718
Host Marriott, 6.75%, 06/01/2016 (1)	Ba2/BB-	2,000,000	1,952,500
			4,962,468

Office Property 1.64%
Boston Properties LP, 5.00%, 06/01/2015	Baa2/BBB	375,000	346,405
CarrAmerica Realty, 3.625%, 04/01/2009	Aa2/BBB	1,425,000	1,351,493
EOP Operating Partnership Ltd.:
8.10%, 08/01/2010	Baa2/BBB	1,631,000	1,765,461
7.35%, 12/01/2017	Baa2/BBB	1,150,000	1,229,669
Highwoods Realty LP:
7.125%, 02/01/2008	Ba1/BBB-	1,250,000	1,273,219
8.125%, 01/15/2009	Ba1/BBB-	250,000	260,628
HRPT Properties Trust, 5.75%, 02/15/2014	Baa2/BBB	1,115,000	1,081,095
Mack-Cali Realty LP, 5.125%, 02/15/2014	Baa2/BBB	250,000	233,469
			7,541,439

Regional Malls 1.38%
The Rouse Co., 8.00%, 04/30/2009	Ba1/BB+	775,000	808,906
Simon Property Group:
6.10%, 05/01/2016	Baa1/A-	2,500,000	2,485,727
7.375%, 06/15/2018	Baa1/A-	2,868,000	3,086,195
			6,380,828

Restaurants 0.18%
Trustreet Properties Inc., 7.50%, 04/01/2015	B1/B+	850,000	842,563

Shopping Centers 2.69%
Developers Diversified Realty, 5.375%, 10/15/2012	Baa3/BBB	2,200,000	2,122,206
Kimco Realty Corp.:
5.98%, 07/30/2012	Baa1/A-	1,800,000	1,813,757
5.783%, 03/15/2016	Baa1/A-	2,000,000	1,954,650
Price Development Co. LP, 7.29%, 03/11/2008	Ba1/BB+	2,000,000	2,016,520

104	Annual Report May 31, 2006

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Weingarten Realty Investors:
7.00%, 07/15/2011	A3/A	550,000	$581,255
4.857%, 01/15/2014	A3/A	1,040,000	963,730
6.64%, 07/15/2026	A3/A	545,000	571,176
Westfield Capital Corp., 5.125%, 11/15/2014 (1)	A2/A	2,500,000	2,350,317
			12,373,611

Timber 0.50%
Plum Creek Timberland, 5.875%, 11/15/2015	Baa3/BBB-	2,400,000	2,320,668

Warehouse 0.64%
Prologis Trust:
5.25%, 11/15/2010 (1)	Baa1/BBB+	650,000	634,692
7.625%, 07/01/2017	Baa1/BBB+	1,100,000	1,212,467
7.81%, 02/01/2015	Baa1/BBB+	1,000,000	1,089,328
			2,936,487

Total Financial
(Cost $119,641,839)			116,539,766

Industrial 23.56%
Airlines 2.01%
America West Airlines Inc.,
Pass-Through Certificates, Series 1999-1,
Class G, 7.93%, 01/02/2019, AMBAC (4)	Aaa/AAA	127,766	134,873
American Airlines:
Pass-Through Certificates, Series 2004-1,
7.25%, 02/05/2009 (4)	Ba2/BBB-	750,000	753,750
Pass-Through Certificates, Series 1999-1, 7.024%,
10/15/2009 (4)	Baa3/BBB+	500,000	514,063
Pass-Through Certificates, Series 1993-1, 8.04%,
09/16/2011(4)	Ba2/CCC+	501,839	446,880
Atlas Air Inc.,
Pass-Through Certificates, Series 1999-1,
Class A-2, 6.88%, 07/02/2009 (4)	B3/NR	1,573,228	1,527,014
Continental Airlines Inc.:
Pass-Through Certificates, Series 1998-3,
Class A-2, 6.32%, 11/01/2008 (4)	Baa3/A-	250,000	249,958
Pass-Through Certificates, Series 1999-A1,
Class A-1, 6.545%, 2/02/2019 (4)	Baa3/A-	2,496,972	2,480,165
Pass-Through Certificates, Series 1999-2,
Class B, 7.566%, 03/15/2020 (4)	Ba2/BBB-	232,764	219,017
Delta Air Lines Inc.:
10.00%, 08/15/2008 (5)**	NR/NR	336,000	90,720
Pass-Through Certificates, Series 2001-1, Class A-2,
7.111%, 09/18/2011 (4)	Ba2/BB+	1,125,000	1,114,641
FedEx Corp.: Series A2, 7.89%, 09/23/2008	Baa1/BBB+	538,650	548,052

1-800-392-CORE (2673) ■ www.westcore.com	105

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Series 1997-A, 7.50%, 01/15/2018 (4)	A3/A+	724,718	$784,626
Northwest Airlines Corp.,
Pass-Through Certificates, 7.95%, 03/01/2015 (4)	B3/B+	273,352	272,156
United Airlines Inc.:
Equipment Trust, Pass-Through Certificates,
Series 92-A2, 9.35%, 04/07/2016 (5)**	D/D	301,735	84,674
Pass-Through Certificates, Series 91-A2, 10.02%,
03/22/2014 (5)**	D/NR	50,000	21,781
			9,242,370

Autos 5.65%
American Axle & Manufacturing Inc., 5.25%, 02/11/2014	Ba3/BB-	850,000	708,688
American Honda Finance Corp., 5.125%, 12/15/2010 (1)	A1/A+	3,600,000	3,523,180
DaimlerChrysler NA Holdings Corp., 6.50%, 11/15/2013	A3/BBB	600,000	605,476
Dana Corp., 5.85%, 01/15/2015 (5)**	D/NR	1,600,000	1,248,000
Delphi Corp., 6.50%, 05/01/2009 (5)**	D/D	1,000,000	825,000
Ford Capital BV, 9.50%, 06/01/2010	Ba3/BB-	1,200,000	1,080,000
Ford Motor Co., 7.45%, 07/16/2031	Ba3/BB-	2,775,000	2,025,750
Ford Motor Credit Co.:
6.6383%, 01/15/2010	Ba2/BB-	3,100,000	2,810,404
7.875%, 06/15/2010	Ba2/BB-	2,000,000	1,846,790
General Motors Acceptance Corp., 7.4306%,
12/01/2014 (2)	Baa1/BB	5,550,000	5,288,750
General Motors Corp., 8.25%, 07/15/2023	B3/B	2,850,000	2,158,875
Strats-DaimlerChrysler CPI Notes, 5.36%,
11/15/2013 (1)(2)(6)(7)	A3/BBB+	3,465,000	3,206,857
Visteon Corp., 8.25%, 08/01/2010	B3/B-	750,000	701,250
			26,029,020

Brewery 0.13%
Anheuser-Busch Companies Inc.:
4.95%, 01/15/2014	A1/A+	175,000	166,456
5.05%, 10/15/2016	A1/A+	450,000	423,121
			589,577

Cable & Media 3.54%
AT&T Broadband Corp., 8.375%, 03/15/2013	Baa2/BBB+	1,375,000	1,535,032
CCH I Holdings, LLC, 11.125%, 01/15/2014 (1)	Ca/CCC-	308,000	196,350
CCH I LLC, 11.00%, 10/01/2015	Caa3/CCC-	253,000	218,845
Cox Communications Inc., 7.25%, 11/15/2015	Baa3/BBB-	3,000,000	3,123,510
Cox Enterprises Inc., 7.875%, 09/15/2010 (1)	Baa3/BB+	3,000,000	3,184,128
DirecTV Holdings, 6.375%, 06/15/2015	Ba2/BB-	1,650,000	1,559,250
Echostar DBS Corp., 8.24%, 10/01/2008 (2)	Ba3/BB-	1,000,000	1,018,750
Rogers Cable Inc., 5.50%, 03/15/2014	Ba2/BB+	1,275,000	1,160,250
Time Warner Inc., 9.15%, 02/01/2023	Baa2/BBB+	2,410,000	2,867,649
Tribune Co., 5.25%, 08/15/2015	Baa3/BBB-	1,575,000	1,425,468
			16,289,232

106	Annual Report May 31, 2006

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Chemicals 0.67%
Borden Inc., 7.875%, 02/15/2023	Caa1/B-	775,000	$643,250
Dow Chemical Co., 6.125%, 2/01/2011	A3/A-	350,000	356,047
Ferro Corp., 9.125%, 01/01/2009	NR//B	1,325,000	1,384,625
PPG Industries Inc., 6.875%, 02/15/2012	A2/A	688,000	724,206
			3,108,128

Commercial Services 0.15%
Aramark Services Inc.:
7.00%, 05/01/2007	Baa3/BBB-	275,000	276,442
6.375%, 02/15/2008	Baa3/BBB-	405,000	404,905
			681,347

Healthcare 1.59%
Columbia/HCA Inc., 7.19%, 11/15/2015	Ba2/BB+	2,225,000	2,217,253
Coventry Health Care Inc., 6.125%, 01/15/2015	Ba1/BBB-	1,195,000	1,165,125
Davita Inc., 7.25%, 03/15/2015	B3/B	600,000	588,000
Eszopiclone Royalty Sub LLC, Series IV,
12.00%, 03/15/2014 (1)(6)(7)	NR/NR	1,250,000	1,287,500
Tenet Healthcare Corp., 9.875%, 07/01/2014	B3/B	2,000,000	2,045,000
			7,302,878

Leisure 5.03%
Caesars Entertainment Inc., 7.50%, 9/01/2009	Baa3/BBB-	225,000	235,710
Carnival Corp., 3.75%, 11/15/2007	A3/A-	500,000	486,754
Harrah’s Entertainment Inc., 5.625%, 06/01/2015	Baa3/BBB-	2,725,000	2,565,449
Hilton Hotels Corp., 7.50%, 12/15/2017	Ba2/BB	5,000,000	5,324,005
Hyatt Equities LLC, 6.875%, 6/15/2007 (1)	Baa2/BBB+	300,000	302,851
Intrawest Corp., 7.50%, 10/15/2013	B1/B+	1,500,000	1,530,000
Las Vegas Sands Corp., 6.375%, 02/15/2015	B1/B	2,000,000	1,890,000
Marriott International Inc., 4.625%, 06/15/2012	Baa2/BBB+	775,000	722,088
Mashantucket West, 5.912%, 9/01/2021 (1)	Baa2/BBB-	800,000	742,286
MGM Mirage:
7.625%, 07/15/2013	Ba3/B+	1,500,000	1,528,125
7.25%, 08/01/2017	Ba2/BB	1,600,000	1,584,000
Royal Caribbean Cruises Ltd., 6.75%, 03/15/2008	Ba1/BBB-	350,000	354,683
Starwood Hotels & Resorts Worldwide Inc.,
7.375%, 11/15/2015	Ba1/BB+	2,250,000	2,323,125
Station Casinos Inc., 6.875%, 03/01/2016	Ba3/B+	1,100,000	1,068,375
Wynn Las Vegas LLC, 6.625%, 12/01/2014	B2/NR	2,650,000	2,527,437
			23,184,888

1-800-392-CORE (2673) ■ www.westcore.com	107

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Other Industrial 3.97%
Advanced Micro Devices Inc., 7.75%, 11/01/2012	B3/B	645,000	$667,575
Amerigas Partners, 7.25%, 05/20/2015	B1/NR	1,250,000	1,225,000
BAE Systems Holdings Inc., 4.75%, 08/15/2010 (1)	Baa2/BBB	1,775,000	1,706,020
Burlington Northern SantaFe Co., 4.575%, 01/15/2021	Aa3/A+	1,712,291	1,605,745
Burlington Resources Inc., 6.875%, 02/15/2026	A3/A-	1,000,000	1,075,443
CSX Transportation Inc., 9.75%, 06/15/2020	Baa2/BBB	1,250,000	1,628,360
GATX Corp., 5.697%, 01/02/2025 (1)	Baa2/BBB+	303,625	290,770
International Steel Group Inc., 6.50%, 04/15/2014	Ba1/BBB-	1,100,000	1,061,500
Kennametal Inc., 7.20%, 06/15/2012	Baa3/BBB	1,910,000	2,010,059
Levi Strauss & Co., 9.75%, 01/15/2015	B3/B-	500,000	518,750
McDonald’s Corp., 7.31%, 09/15/2027	A3/A-	1,525,000	1,551,015
Science Applications:
5.50%, 07/01/2033	A3/A-	1,225,000	1,033,459
6.25%, 07/01/2012	A3/A-	1,400,000	1,399,567
Sweetwater Investors LLC, 5.875%, 05/15/2014 (1)	NR/BBB+	611,507	599,246
Target Corp., 7.50%, 08/15/2010	A2/A+	800,000	858,537
WM Wrigley Jr Co., 4.65%, 07/15/2015	A1/A+	1,125,000	1,036,240
			18,267,286
Telecom & Related 0.82%
American Tower Corp., 7.50%, 05/01/2012	B1/BB-	500,000	512,500
Anixter International Inc., 5.95%, 03/01/2015	Ba1/BB+	1,325,000	1,222,313
Qwest Communications International Inc.,
7.84%, 02/15/2009 (2)	B2/B	500,000	511,250
Rogers Wireless Inc., 6.375%, 03/01/2014	Ba2/BB	1,500,000	1,436,250
Verizon Global, 4.375%, 06/01/2013	A3/A	125,000	113,474
			3,795,787

Total Industrial
(Cost $113,129,778)			108,490,513

Utilities 0.56%
Electric 0.56%
Westar Energy Inc., 5.10%, 07/15/2020	Baa2/BBB-	2,900,000	2,592,609

Total Utilities
(Cost $2,579,715)			2,592,609

Utilities & Energy 6.57%
Energy-Non Utility 4.33%
Ametek Inc., 7.20%, 07/15/2008	Baa3/BBB	1,650,000	1,687,993
Conoco Phillips 66 Capital Trust II, 8.00%, 01/15/2037	A3/BBB	950,000	998,015
Consumers Energy Co., 6.875%, 03/01/2018	Baa3/BBB-	1,564,000	1,632,339
Duke Capital LLC, 5.668%, 08/15/2014	Baa2/BBB	2,250,000	2,189,873

108	Annual Report May 31, 2006

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Duke Energy Corp., 5.30%, 10/01/2015	A2/BBB+	525,000	$505,159
Energy Transfer Partners LP, 5.65%, 08/01/2012	NR/BBB-	1,325,000	1,276,256
Kerr-McGee Corp., 6.95%, 07/01/2024	Ba2/BB+	3,000,000	2,966,064
Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	Baa1/BBB+	2,450,000	2,226,923
Lasmo Inc., 7.50%, 06/30/2006	Aa3/AA	90,000	90,157
Magellan Midstream Partners, 6.45%, 06/01/2014	Baa3/BBB	800,000	816,732
Northern Border Partners LP:
7.10%, 03/15/2011	Baa2/BBB	1,000,000	1,048,995
8.875%, 06/15/2010	Baa2/BBB	1,000,000	1,105,061
Northern Natural Gas Co., 5.375%, 10/31/2012 (1)	A3/A	350,000	341,935
Tennessee Gas Pipeline, 7.00%, 03/15/2027	B1/B+	75,000	75,915
Transcontinental Gas Pipe Line:
6.25%, 01/15/2008	Ba2/BB-	50,000	50,375
6.40%, 04/15/2016 (1)	Ba2/BB-	1,100,000	1,083,500
Utilicorp United, 8.00%, 03/01/2023	B2/NR	850,000	871,250
Whiting Petroleum Corp., 7.00%, 02/01/2014	B2/B-	1,000,000	970,000
			19,936,542
Utilities 2.24%
CE Electric UK Funding Co., 6.995%, 12/30/2007 (1)	Baa2/BBB-	600,000	606,885
Centerpoint Energy Inc., 7.25%, 09/01/2010	Ba1/BBB-	225,000	235,728
Curtis Palmer Inc., 5.90%, 07/15/2014 (1)	NR/A-	825,000	828,419
Indianapolis Power & Light:
6.30%, 07/01/2013 (1)	Baa2/BBB-	400,000	402,693
7.05%, 02/01/2024	Baa2/BBB-	350,000	351,630
Midamerican Energy Holdings Co., 5.875%, 10/ 01/2012	Baa1/BBB+	200,000	199,928
Nevada Power Co.:
Series E, 10.875%, 10/15/2009	Ba1/NR	128,000	137,623
6.50%, 04/15/2012	Ba1/BB	175,000	176,600
9.00%, 08/15/2013	Ba1/BB	3,851,000	4,228,460
Pacific Gas & Electric, 4.80%, 03/01/2014	Baa1/BBB	700,000	655,127
Portland General Electric, 7.875%, 03/15/2010	Baa2/BBB	200,000	212,453
Power Contract Financing LLC, 6.256%, 02/01/2010 (1)	Baa2/BBB	300,000	300,894
Power Receivables Finance LLC, 6.29%, 01/01/2012 (1)	Baa2/BBB	81,191	81,215
Tenaska Alabama II Partners LP, 6.125%, 03/30/2023 (1)	Baa3/BBB-	278,690	272,596
Tenaska Virginia Partners LP, 6.119%, 03/30/2024 (1)	Baa3/BBB-	241,687	237,586
Virginia Electric & Power, 4.10%, 12/15/2008	Baa1/BBB	250,000	241,214
WPD Holdings:
6.875%, 12/15/2007 (1)	Baa3/BBB-	150,000	151,366
7.25%, 12/15/2017 (1)	Baa3/BBB-	800,000	838,857
Yorkshire Power Finance, 6.496%, 02/25/2008	Baa2/BBB-	175,000	176,869
			10,336,143

Total Utilities & Energy
(Cost $31,072,028)			30,272,685
Total Corporate Bonds			257,895,573
(Cost $266,423,360)		$

1-800-392-CORE (2673) ■ www.westcore.com	109

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Asset-Backed Securities, Collateralized Obligations
& Mortgage-Backed Securities 31.76%
Asset-Backed Securities 4.90%
ACE Securities Corp.:
Series 2003-MH1, Class A2, 3.28%, 04/15/2008 (1)(4)	Aaa/AAA	243,361	$236,938
Series 2004-IN1, Class B, 8.5813%, 02/25/2014 (1)(2)(4)(7)	Ba2/BB+	379,000	337,979
Bank of America Funding Corp.:
Series 2005-4, Class 2A4, 5.50%, 08/01/2035	Aa1/NR	1,000,000	468,688
Series 2005-4, Class 1A4, 5.50%, 08/01/2035	Aa1/NR	500,000	922,631
Banc of America Alternative Loan Trust,
Series 2005-4 CB9, 5.50%, 04/25/2020 (4)	Aa1/NR	833,000	798,389
Bear Stearns Co., Series 2003-7, Class A4, 4.9231%,
10/25/2033	Aaa/AAA	284,145	269,500
California Infrastructure SCE-1 Series 1997-1, Class A6,
6.38%, 09/25/2006 (4)	Aaa/AAA	39,027	39,133
Carmax Auto Owner Trust, Series 2005-3, Class A4, 4.91%,
01/18/2011	Aaa/AAA	1,100,000	1,084,124
Citibank Credit Card Issuance Trust:
Series 2003-A6, Class A6, 2.90%, 05/15/2008 (4)	Aaa/AAA	300,000	286,356
Series 2005-B1, Class B1, 4.40%, 09/15/2010	A2/A	2,500,000	2,437,872
COMED Transitional Funding Trust, Series 1998-1,
Class A6, 5.63%, 06/25/2009 (4)	Aaa/AAA	83,056	83,171
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-2, Class 3A1, 5.48%, 11/25/2014 (4)	Aaa/AAA	404,256	389,790
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A4, 6.19%, 03/01/2011 (4)	Aaa/AAA	400,000	410,386
Ford Credit Auto, 4.52%, 09/15/2010	Aa3/A	3,000,000	2,912,313
Harley-Davidson Motorcycle Trust:
Series 2003-3, Class A2, 2.76%, 03/15/2008 (4)	Aaa/AAA	385,328	378,812
Series 2005-3, Class B, 4.60%, 05/15/2013 (4)	A3/A	1,000,000	976,863
Honda Auto Receivables Owner Trust, Series 2003-3,
Class A4, 2.77%, 12/21/2007 (4)	Aaa/AAA	362,261	355,702
Nissan Auto Receivables Owner Trust, Series 2003-C,
Class A4, 2.70%, 12/17/2007 (4)	Aaa/AAA	169,638	168,562
Provident Funding Mortgage Loan Trust, Series 2004-1,
Class 1A1, 4.097%, 03/25/2009 (4)	Aaa/AAA	326,779	316,323
Strats-FHLB, 5.04%, 08/15/2019 (1)(2)(6)(7)	NR/AAA	2,150,000	2,023,150
Union Acceptance Corp., Series 2002-A, Class A4, 4.59%,
07/08/2008 (4)	Aaa/AAA	51,639	51,647
Vanderbilt Mortgage Finance:
Series 2002-B, Class B-1, 5.85%, 04/07/2018	Baa2/BBB	550,000	540,861
Series 1996-A, Class A5, 7.425%, 05/07/2026	Aaa/AAA	48,028	48,431
Washington Mutual, Series 2003-AR3,
Class B1, 4.78%, 04/25/2033	Aaa/AAA	204,239	201,658
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-M, Class A1, 4.786%, 12/25/2033	Aaa/AAA	1,069,601	1,018,527

110	Annual Report May 31, 2006

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Series 2004-O, Class A1, 4.956%, 08/25/2034	Aaa/AAA	5,601,211	$5,328,712
Series 2004-E, Class A1, 4.911%, 11/25/2039	Aaa/AAA	397,919	372,886
West Penn Funding LLC Transition Bonds, Series 1999-A,
Class A4, 6.98%, 12/26/2008	Aaa/AAA	105,000	107,116
			22,566,520

Collateralized Debt Obligations 3.11%
Anthracite Capital CDO, Ltd., Series 2004-1A, Class G, 8.03%,
02/24/2014 (1)(2)(4)(6)(7)	NR/BBB-	500,000	507,615
Archstone, Series 2005-C1, 6.98%, 03/20/2010 (1)(2)(7)	NR/A	1,300,000	1,236,625
Crest Ltd., Series 2003-1A, Class PS, 8.58%,
08/28/2012 (1)(3)(4)(7)	Ba3/BB-	800,000	497,648
Crest Ltd., Series 2003-2A Class PS, 6.00%,
12/28/2013 (1)(3)(4)(6)(7)	Ba3/BB	620,174	339,801
Crest Ltd., Series 2004-1A, Class H2, 7.334%,
10/28/2014 (1)(4)(6)(7)	Ba3/BB	750,000	679,755
Fairfield Street Solar, Class F, 10.085%,
12/28/2014 (1)(2)(4)(6)(7)	NR/BB-	1,000,000	1,001,840
Diversified REIT Trust, Series 1999-1A,
Class D, 6.78%, 03/18/2011	Baa3/BBB-	300,000	298,309
I-Preferred Term Securities I Ltd., Subordinate Income
Notes, 22.00%, 12/04/2012 (1)(3)(4)(7)	NR/NR	150,000	131,437
N-STAR Real Estate CDO Ltd., Series 2004-2A, Class C2B,
6.591%, 06/28/2014 (1)(4)(6)(7)	NR/BBB-	600,000	577,560
Preferred CPO Ltd., 10.026%, 07/26/2010 (1)(4)(7)	Baa3/NR	1,000,000	1,080,937
Preferred Term Securities VI Ltd., Subordinate Income
Notes, 24.569%, 07/03/2012 (1)(3)(4)(7)	NR/NR	250,000	165,138
Preferred Term Securities X Ltd., Subordinate Income
Notes, 19.00%, 07/03/2013 (1)(3)(4)(7)	NR/NR	350,000	280,437
Preferred Term Securities XI Ltd., Subordinate Income
Notes, 19.00%, 10/03/2013 (1)(3)(4)(7)	NR/NR	350,000	291,813
Preferred Term Securities XI B-3 Ltd., Subordinate Income
Notes, 5.30%, 09/24/2008 (1)(2)(4)(7)	A2/NR	500,000	491,875
Preferred Term Securities XII Ltd., Subordinate Income
Notes, 19.00%, 12/24/2013 (1)(3)(4)(7)	NR/NR	500,000	472,063
Preferred Term Securities XIII Ltd., Subordinate Income
Notes, 18.00%, 03/24/2014 (1)(3)(4)(7)	NR/NR	500,000	460,412
Preferred Term Securities XIV Ltd., Subordinate Income
Notes, 17.50%, 06/17/2014 (1)(3)(4)(7)	NR/NR	500,000	432,625
Regional Diversified Funding:
Series 2004-1, 16.80%, 02/15/2014 (1)(3)(4)(6)(7)	NR/NR	500,000	400,000
Series 2005-1, 14.10%, 03/15/2015 (1)(3)(4)(6)(7)	NR/NR	750,000	712,500
River North CDO Ltd., Series 2005-1A, 12.50%,
02/06/2014 (1)(3)(4)(6)(7)	NR/Ba3	800,000	760,000

1-800-392-CORE (2673) ■ www.westcore.com	111

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Soloso Bank Pref, 12.50%, 10/15/2015 (1)(3)(4)(6)(7)	NR/NR	750,000	$744,530
TIAA Real Estate CDO Ltd., Series 2003-1A, 16.00%,
09/30/2013 (1)(3)(4)(6)(7)	NR/NR	250,000	260,075
Tricadia:
Series 2004-2A, Class C, 8.1838%, 12/15/2019 (1)(2)(4)(6)(7)	Baa1/BBB+	494,231	491,760
Series 2003-1, Class PS, 17.575%, 12/15/2013 (1)(3)(4)(6)(7)	NR/NR	250,000	237,500
Tropic:
Series 2003-1A, Class PS, 12.85%, 10/15/2013 (1)(3)(4)(7)	NR/NR	1,000,000	800,000
Series 2004-1A, Class PS, 16.50%, 04/15/2014 (1)(3)(4)(6)(7)	NR/NR	1,000,000	965,000
			14,317,255

Collateralized Mortgage Obligations 0.27%
Banc of America Mortgage Securities:
Series 2005-2, Class 1A12, 5.50%, 03/25/2035	NR/AAA	346,316	331,167
Series 2005-8, Class A14, 5.50%, 09/25/2035	NR/NR	1,000,000	927,064
			1,258,231

Commercial Mortgage-Backed Securities 0.58%
Global Signal Trust:
Series 2004-2A, Class G, 7.113%, 12/15/2014 (1)(4)(6)(7)	Ba2/BB-	1,225,000	1,227,818
Series 2006-1, Class E, 6.495%, 02/15/2011 (1)(4)	Baa3/BB-	1,000,000	998,139
Times Square Hotel Trust, 8.528%, 08/01/2026 (1)(7)	Baa3/NR	395,798	430,386
			2,656,343

Agency Mortgage-Backed Securities 22.90%
FHARM:
Pool #781804, 5.078%, 07/01/2034 (2)		3,772,780	3,631,999
Pool #781811, 5.113%, 07/01/2034 (2)		1,896,040	1,827,333
Pool #781958, 5.005%, 09/01/2034 (2)		4,792,034	4,613,732
FHLMC:
Gold Pool #G00336, 6.00%, 10/01/2024		298,956	297,321
Gold Pool #G08061, 5.50%, 06/01/2035		1,979,640	1,909,778
Gold Pool #G01960, 5.00%, 12/01/2035		8,905,261	8,356,866
Gold Pool #G02064, 5.00%, 02/01/2036		14,814,384	13,902,099
FNMA:
Pool #356801, 6.00%, 12/01/2008		9,232	9,233
Pool #303845, 7.00%, 05/01/2011		56,530	57,462
Pool #703703, 5.054%, 01/01/2033 (2)		158,529	156,799
Pool #555717, 4.343%, 08/01/2033 (2)		383,630	370,540
Pool #779610, 4.994%, 06/01/2034 (2)		437,119	424,449
Pool #725705, 5.00%, 08/01/2034		3,756,467	3,567,834
Pool #809894, 4.951%, 03/01/2035 (2)		3,013,352	2,942,303
Pool #809893, 5.095%, 03/01/2035 (2)		2,668,607	2,626,638
Pool #255706, 5.50%, 05/01/2035		23,002,472	22,262,611

112	Annual Report May 31, 2006

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Pool #836496, 5.00%, 10/01/2035		18,237,731	$17,572,207
Pool #735897, 5.50%, 10/01/2035		11,597,595	11,331,212
Pool #850582, 5.50%, 01/01/2036		6,748,721	6,741,021
GNMA:
Pool #780019, 9.50%, 12/15/2009 (2)		72,947	75,829
Pool #550656, 5.00%, 09/15/2035		2,903,454	2,762,965
			105,440,231
Total Asset-Backed Securities, Collateralized Obligations
& Mortgage-Backed Securities
(Cost $151,150,519)			146,238,580

U.S. Government & Agency Obligations 4.61%
Government 4.61%
FHLB, 5.125%, 11/18/2013	Aaa/AAA	75,000	72,459
FNMA:
4.738%, 02/17/2009	Aaa/AAA	2,000,000	1,956,700
8.20%, 03/10/2016	Aaa/AAA	55,000	66,341
6.78%, 12/28/2016	Aaa/AAA	70,000	70,126
6.50%, 04/24/2017	Aaa/AAA	70,000	69,605
U.S. Treasury Notes:
6.00%, 02/15/2026		3,000,000	3,235,314
7.00%, 07/15/2006		650,000	651,676
3.375%, 11/15/2008		10,000,000	9,622,270
4.25%, 01/15/2011		5,500,000	5,323,401
3.625%, 05/15/2013		200,000	183,164
			21,251,056

Total U.S. Government & Agency Obligations
(Cost $21,646,238)			21,251,056

Money Market Mutual Funds 4.29%
Goldman Sachs Financial Square Prime
Obligations Fund - FST Shares		19,772,602	$19,772,602

Total Money Market Mutual Funds
(Cost $19,772,602)			19,772,602

Total Investments		100.43%	$462,479,796
(Cost $477,706,911)
Liabilities in Excess of Other Assets		(0.43)%	(1,970,500)
Net Assets		100.00%	460,509,296

See Notes to Statements of Investments on page 122

1-800-392-CORE (2673) ■ www.westcore.com	113

Westcore Colorado Tax-Exempt Fund

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Certificates of Participation 4.40%
Colorado State Certificate of Participation UCDHSC
Fitzsimons Academic, 5.00% 11/01/2018, Optional
11/01/2015 MBIA	Aaa/AAA	700,000	$737,548
Fremont County, Certificate of Participation,
Lease Purchase Agreement,
5.125%, 12/15/2012, Prerefunded 12/15/2007
@ 101.00, MBIA	Aaa/AAA	500,000	516,190
Larimer County, Certificate of Participation,
Courthouse & Jail Facilities Lease Purchase Agreement,
4.75%, 12/15/2009, Optional anytime @ 100.00, FSA	Aaa/AAA	500,000	511,825
University of Colorado Certificates of Participation,
5.00%, 06/01/2023, Optional 06/01/2013
@ 100.00, AMBAC	Aaa/AAA	150,000	155,181
Weld County, Certificate of Participation,
Correctional Facilities Lease Purchase
Agreement, 5.35%, 08/01/2010, Optional anytime
@ 100.00, MBIA	Aaa/AAA	510,000	525,295

Total Certificates of Participation
(Cost $2,399,235)			2,446,039

General Obligation Bonds 42.94%
County-City-Special District- School District 42.94%
Adams County School District 12, Series A:
5.00%, 12/15/2020, Prerefunded 12/15/2011
@ 100.00, MBIA	Aaa/AAA	500,000	530,425
5.00%, 12/15/2021, Prerefunded 12/15/2011
@ 100.00, MBIA	Aaa/AAA	200,000	209,032
Adams & Arapahoe Counties
Joint School District 28J:
5.35%, 12/01/2015, Escrowed to Maturity	Aa3/AA-	260,000	285,979
Adams & Weld Counties School District 27J:
5.50%. 12/01/2016, Prerefunded 12/01/2006
@ 101.00, FGIC	Aaa/AAA	550,000	560,686
4.75%. 12/01/2017, Optional 12/01/2014
@ 100.00, FGIC	Aaa/AAA	1,000,000	1,038,930

114	Annual Report May 31, 2006

Westcore Colorado Tax-Exempt Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Adams 12 Five Star Schools,
zero coupon, 12/15/2024, Optional 12/15/2016
@ 67.784, FGIC	Aaa/AAA	2,385,000	$939,833
Arapahoe County School District 5:
4.00%, 12/15/2022, Optional 12/15/2014
@ 100.00, FSA	Aaa/AAA	500,000	477,245
Eagle Bend, District No. 2,
4.50%, 12/01/2025 Optional 12/01/2015 @ 100, RADIAN	NR/AA	400,000	389,360
Basalt & Rural Fire Protection District,
Eagle & Pitkin Counties:
5.20%, 12/01/2015, Prerefunded 12/01/2006
@ 100.00, AMBAC	Aaa/NR	95,000	95,775
5.20%, 12/01/2015, Optional 12/01/2006
@ 100.00, AMBAC	Aaa/NR	5,000	5,044
Basalt Colorado Sanitation District,
5.00%, 12/01/2018, Optional 12/01/2011,
@ 100.00, AMBAC	AAA/NR	125,000	129,546
Boulder County Open Space Open Space Cap Impt Tr Fd,
5.40%, 08/15/2015, Optional 08/15/2010 @ 100.00	AA1/AA+	500,000	529,725
Boulder & Gilpin Counties,
Boulder Valley School District Re-2:
5.00%, 12/01/2011, Optional 12/01/2007
@ 101.00, FGIC	Aaa/AAA	1,000,000	1,028,570
5.125%, 12/01/2017, Optional 12/01/2009 @ 100.00	Aa3/AA	300,000	312,375
Carbondale & Rural Fire Protection District,
Garfield, Gunnison & Pitkin Counties,
5.20%, 12/01/2010, Optional 12/01/2006
@ 100.00, AMBAC	Aaa/AAA	100,000	100,568
City & County of Denver
Board Water Commissioners,
5.50%, 10/01/2011	Aa1/AA+	250,000	270,165
City & County of Denver, School District No. 1, Series A:
5.00%, 12/01/2017, Optional 12/01/2014 @
100.00 FGIC	Aaa/AAA	500,000	528,315
5.50%, 12/01/2022, FGIC	Aaa/AAA	500,000	567,800
Clear Creek County School District Re-1:
4.30%, 12/01/2013, Optional 12/01/2012
@ 100.00, FSA	NR/AAA	125,000	127,410
Denver West Metropolitan District:
4.05%, 12/01/2013	NR/BBB	500,000	477,125
4.25%, 12/01/2016	NR/BBB	140,000	134,582

1-800-392-CORE (2673) ■ www.westcore.com	115

Westcore Colorado Tax-Exempt Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Douglas & Elbert Counties
School District Re-1:
5.25%, 12/15/2016, Prerefunded
12/15/2011 @ 100.00, MBIA	Aaa/AAA	500,000	$536,610
5.25%, 12/15/2017, Prerefunded 12/15/2011
@ 100.00, MBIA	Aaa/AAA	1,000,000	1,073,220
Eagle, Garfield & Routt Counties
School District Re-50J:
5.25%, 12/01/2015, Optional, Unrefunded portion,
12/01/2009 @ 101.00, FGIC	Aaa/AAA	290,000	306,063
5.25%, 12/01/2015, Prerefunded
12/01/2009 @ 101.00, FGIC	Aaa/AAA	710,000	752,912
El Paso County School District 2:
5.25%, 12/01/2012, Optional
12/01/2010 @ 100.00, MBIA	Aaa/AAA	250,000	264,940
5.00%, 12/01/2023, Optional
12/01/2012 @ 100.00, MBIA	Aaa/NR	250,000	258,103
El Paso County School District 12,
5.00%, 09/15/2013, Optional 09/15/2012 @ 100.00	Aa1/NR	1,000,000	1,056,110
Evergreen Park & Recreation District,
5.25%, 12/01/2017, Optional 12/01/2010
@ 100.00, AMBAC	Aaa/NR	115,000	122,407
Garfield, Pitkin & Eagle Counties
Roaring Fork School District Re-1,
5.00%, 12/15/2020, Optional
12/15/2014 @ 100.00, FSA	Aaa/AAA	500,000	523,305
Jefferson County School
District R-1:
5.25%, 12/15/2011, Prerefunded
12/15/2008 @101.00, FGIC	Aaa/AAA	750,000	785,745
5.00%, 12/15/2018, Optional 12/15/2014 @ 100.00, FSA	Aaa/AAA	800,000	842,536
5.00%, 12/15/2024, Optional 12/15/2014 @ 100.00, FSA	Aaa/AAA	1,000,000	1,038,660
La Plata County School District 9-R,
5.25%,11/01/2020, Prerefunded 11/01/2012
@100.00, MBIA	Aaa/NR	125,000	134,920
Larimer County, Poudre School District R-1:
5.50%, 12/15/2008	Aa3/AA-	500,000	520,420
5.00%, 12/15/2016, Optional 12/15/2008 @ 100.00, FSA	NR/AAA	700,000	720,055
6.00%, 12/15/2017, Prerefunded 12/15/2010
@ 100.00, FGIC	Aaa/AAA	1,000,000	1,095,940

116	Annual Report May 31, 2006

Westcore Colorado Tax-Exempt Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Larimer, Weld, & Boulder Counties,
Thompson School District R2-J,
5.40%, 12/15/2013, Prerefunded
06/5/2007 @ 101.00, FGIC	Aaa/AAA	500,000	$513,970
Mesa County Valley School District 51:
5.40%, 12/01/2012, Prerefunded 12/01/2006
@ 101.00, MBIA	Aaa/AAA	500,000	509,475
5.00%, 12/01/2021, Optional 12/01/2014
@ 100.00, MBIA	AAA/NR	500,000	522,500
5.00% 12/01/2022, Optional 12/01/2014
@ 100.00, MBIA	AAA/NR	300,000	313,068
5.00%, 12/01/2024, Optional 12/01/2014
@ 100.00, MBIA	Aaa/NR	565,000	588,798
Pitkin County Open Space Acquisition,
5.25%, 12/01/2018, Optional 12/01/2010
@ 100.00, AMBAC	Aaa/NR	340,000	354,889
Pitkin County School District No. 001,
5.00%, 12/01/2020, Optional 12/01/2011
@ 100.00, FGIC	Aaa/AAA	150,000	154,788
Pueblo County School District 70:
5.00%, 12/01/2011, Optional 12/01/2007
@ 100.00, AMBAC	Aaa/AAA	225,000	229,298
5.00%, 12/01/2015, Optional 12/01/2011
@ 100.00, FGIC	Aaa/AAA	165,000	172,809
San Miguel County School District R-1,
5.20%, 12/01/2006, Escrowed to Maturity	Aaa/AAA	160,000	161,267
South Suburban Park and Recreation District,
Arapahoe, Douglas & Jefferson Counties,
5.00%, 12/15/2012, Optional 12/15/2008
@ 100.00, FGIC	Aaa/AAA	250,000	257,468
Weld County School District Re-4:
5.00%, 12/01/2012, Optional 12/01/2011
@ 100.00, MBIA	Aaa/NR	750,000	791,168
5.45%, 12/01/2016, Prerefunded 12/01/2006
@ 100.00, MBIA	Aaa/AAA	500,000	504,680

Total General Obligation Bonds
(Cost $23,642,662)			23,844,614

Revenue Bonds 48.92%
Special Tax 35.02%
Aspen Colorado Sales Tax,
5.00%, 11/01/2010, Prerefunded 11/01/2009 @ 100.00	NR/NR	120,000	124,711

1-800-392-CORE (2673) ■ www.westcore.com	117

Westcore Colorado Tax-Exempt Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Aurora Colorado Golf Course Enterprise:
4.125%, 12/01/2013	Baa2/NR	110,000	$104,664
4.250%, 12/01/2014	Baa2/NR	125,000	118,415
4.375%, 12/01/2015	Baa2/NR	125,000	118,567
Boulder County Sales & Use Tax,
5.15%, 08/15/2013, Optional 08/15/2009
@ 100.00, AMBAC	Aaa/AAA	100,000	104,050
Broomfield Sales & Use Tax,
5.20%, 12/01/2017, Optional 12/01/2012
@ 100.00, AMBAC	Aaa/NR	500,000	530,470
City and County of Denver Airport Series A Revenue:
5.75%, 11/15/2016, Optional 11/15/2006
@ 101.00, MBIA	Aaa/AAA	300,000	305,598
5.00%, 11/15/2018, Optional 11/15/2015
@ 100.00, XLCA	Aaa/AAA	1,000,000	1,049,090
City of Colorado Springs, Revenue Refunding Bonds,
The Colorado College Project,
4.375%, 06/01/2026, Optional 06/01/2015 @ 100.00	Aa3/AA-	500,000	477,210
Colorado Department of Transportation,
4.20%, 06/15/2009, MBIA	Aaa/AAA	225,000	228,127
Colorado Educational & Cultural Facilities Authority:
6.00% , 12/1/2016, Optional 12/01/2010
@ 100.00, RADIAN	NR/AA	125,000	135,286
5.00%, 03/01/2018, Optional 09/01/2015
@100.00, FGIC	Aaa/AAA	500,000	526,420
5.00%, 06/01/2020, Optional 06/01/2011
@ 100.00, AMBAC	Aaa/AAA	200,000	205,864
5.00%, 12/01/2021, Optional 12/01/2011
@ 100.00, AMBAC	Aaa/NR	150,000	154,641
5.125%, 09/15/2025, Optional 09/15/2015
@ 100.00, XLCA	Aaa/AAA	500,000	524,230
Colorado Health Facilities Authority Revenue,
Covenant Retirement Comunities Inc.,
5.25%, 12/01/2025, Optional 12/01/2015 @ 100.00	NR/BBB	500,000	509,995
Colorado Health, Facilities Authority,
Poudre Valley Health, Series A: 5.625%,
12/01/2019, Optional 12/01/2009 @ 101.00, FSA	Aaa/NR	500,000	535,460
5.00%, 03/01/2025, Optional 03/01/2015 @ 100.00, FSA	Baa2/BBB	1,000,000	1,001,330
Colorado Health Facilities Authority Revenue,
Steamboat Springs Health Project,
5.70%, 09/15/2023, Optional 09/15/2009 @ 101.00	NR/NR	90,000	92,306

118	Annual Report May 31, 2006

Westcore Colorado Tax-Exempt Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Colorado Health Facilities Authority Revenue,
Park View Medical Center:
5.00%, 09/01/2010	A3/NR	205,000	$209,934
5.00%, 09/01/2011	A3/NR	210,000	214,641
5.00%, 09/01/2020, Optional 09/15/2015 @ 100.00	A3/NR	450,000	458,302
Colorado Health Facilities Authority Revenue,
Catholic Health Initiatives,
5.25%, 09/01/2021, Optional 09/01/2011 @ 100.00	Aa2/AA	500,000	517,765
Colorado Health Facilities Authority Revenue,
Vail Valley Medical Center,
5.00%, 01/15/2010	NR/BBB+	200,000	205,166
5.00%, 01/15/2020, Optional 01/15/2015 @ 100.00	NR/BBB+	440,000	447,366
Colorado Health Facilities Authority Revenue,
Evangelical Lutheran,
5.25%, 06/01/2023, Optional 06/01/2016 @100.00	A3/A-	400,000	413,508
Colorado School of Mines
Auxilary Facility Revenue Enterprise,
5.25%, 12/01/2020, Optional 12/01/2012
@ 100.00, AMBAC	Aaa/AAA	505,000	533,083
Colorado State College Board of Trustees,
Auxilary Facilities System - Enterprise
Revenue Bonds,
5.00% ,05/15/2022, Optional 5/15/2013 @, MBIA	Aaa/AAA	660,000	683,859
Colorado State Board of Governors University -
Eneterprise Revenue Bonds
5.00%, 12/01/2020, Optional 12/01/2015
@ 100.00, XCLA	Aaa/AAA	500,000	521,490
Denver City & County Excise Tax,
5.25%, 09/01/2008, FSA	Aaa/AAA	500,000	516,805
Denver City & County Golf:
5.00%, 09/01/2018	Baa2/NA	350,000	349,972
5.00%, 09/01/2019	Baa2/NA	500,000	497,570
Douglas County Sales & Use Tax Open Space,
6.00%, 10/15/2009, FSA	Aaa/AAA	500,000	535,845
Durango Colorado Sales & Use Tax,
5.50%, 12/01/2016, Optional 12/01/2009
@ 100.00, FGIC	Aaa/AAA	200,000	210,944
Greeley, Weld County Sales & Use Tax:
4.80%, 10/01/2015, Optional 10/01/2008
@ 100.00, MBIA	Aaa/AAA	250,000	256,390
5.15%, 10/01/2015, Optional 10/01/2010
@ 100.00, MBIA	Aaa/AAA	500,000	529,095

1-800-392-CORE (2673) ■ www.westcore.com	119

Westcore Colorado Tax-Exempt Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Jefferson County Open Space Sales & Use Tax:
5.00%, 11/01/2012, Optional 11/01/2009
@ 100.00, FGIC	Aaa/AAA	500,000	$519,305
5.00%, 11/01/2019, Optional 11/01/2009
@ 100.00, FGIC	Aaa/AAA	100,000	102,830
Longmont, Boulder County Sales & Use Tax,
5.50%, 11/15/2015, Optional 11/15/2010 @ 100.00	NR/AA	300,000	322,191
Northwest Parkway Public Highway Authority Revenue,
zero coupon 06/15/2025, 5.80% & Optional
06/15/2016 @ 100.00, FSA	Aaa/AAA	960,000	826,176
Superior Open Space Sales & Use Tax:
4.625%, 06/01/2015 (8)	NA/BBB	100,000	99,890
4.75%, 06/01/2017 (8)	NA/BBB	325,000	324,997
Thornton, Adams County Sales & Use Tax,
Open Space & Parks,
5.25%, 09/01/2016, Optional 09/01/2011
@ 100.00, FSA	Aaa/AAA	500,000	527,795
Mesa State College Auxiliary Facilites Enterprise Revenue,
4.25%, 05/15/2025, Optional 05/15/2015
@100.00, XLCA	Aaa/NR	500,000	476,800
University of Colorado Hospital Autority,
5.60%, 11/15/2031, Optional 11/15/2011 @100.00	Baa1/NR	445,000	457,789
University of Colorado Enterprise Systems Revenue Series A,
5.10%, 06/01/2016, Optional 06/01/2011 @ 100.00	Aa3/AA-	150,000	157,050
University of Colorado Enterprise Systems Revenue Series B:
5.00%, 06/01/2024, Optional 06/01/2013
@ 100.00, FGIC	Aaa/AAA	150,000	155,364
5.00%, 06/01/2026, Optional 06/01/2013
@ 100.00, FGIC	Aaa/AAA	750,000	778,590
University of Northern Colorado Auxiliary Facilities,
5.00%, 06/01/2016, Optional 06/01/2011
@ 100.00, AMBAC	Aaa/AAA	500,000	520,345
Westminster Sales & Use Tax,
5.00%, 12/01/2014, Optional 12/01/2011
@ 100.00	NR/AA	220,000	230,413
			19,447,704
Other 0.37%
Boulder County, (Atmospheric Research)
5.00%, 09/01/2022,Optional 09/01/2011
@ 100.00, MBIA	Aaa/AAA	200,000	205,642

120	Annual Report May 31, 2006

Westcore Colorado Tax-Exempt Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Utility 13.53%
Arkansas River Power Authority,
5.875%, 10/01/2026, SF 10/01/2022 XLCA	Aaa/AAA	1,000,000	$1,164,500
Boulder County Water & Sewer:
5.50%, 12/01/2011, Prerefunded 12/01/2006 @ 100.00	Aa2/AA+	500,000	504,800
5.30%, 12/01/2012, Optional 12/01/2010 @ 100.00	Aa2/AA+	125,000	132,882
Broomfield Water Activity Enterprise:
5.50%, 12/01/2018, Optional 12/01/2010
@ 101.00, MBIA	Aaa/NR	500,000	536,445
4.75%, 12/01/2022, Optional 12/01/2012
@ 100.00, MBIA	AAA/NR	125,000	127,516
Colorado Water Reservior & Power Development Authority,
5.00%, 09/01/2026, Optional 09/01/2014
@ 100.00, MBIA	Aaa/AAA	500,000	517,715
Colorado Water Resources & Power Development Authority,
Drinking Water, 5.00%, 09/01/2017,
Optional 09/01/2012 @ 100.00	Aaa/AAA	500,000	524,520
Colorado Water Resources & Power Development Authority,
Small Water Resources, 5.70%, 11/01/2015,
Optional 11/01/2010 @ 100.00, FGIC	Aaa/AAA	500,000	536,720
Colorado Water Resources & Power Development Authority,
Waste Water Revolving Fund,
5.50%, 09/01/2019	Aa1/AA	500,000	563,290
Denver City & County Water Commission
4.75%, 12/01/2017, Optional 06/01/2013
@ 100.00, FSA	Aaa/AAA	500,000	516,505
Fort Collins, Larimer County
Colorado Stormwater Utilities,
4.875%, 12/01/2020, Optional 12/01/2012
@ 100.00, AMBAC	Aaa/AAA	250,000	257,493
Fort Collins, Larimer County
Water Utility Enterprise,
4.25%, 12/01/2009, Optional
12/01/2008 @ 100.00, FSA	Aaa/AAA	500,000	506,360
Fountain Valley Authority, Water Treatment,
5.20%, 12/01/2007, Optional 06/01/2006 @ 100.00	Aa2/AA	400,000	403,108
Golden Colorado Water & Waste Treatment,
4.95%, 11/15/2022, Optional 11/15/2013 @ 100.00, FSA	Aaa/NR	150,000	155,282
Municipal Subdistrict, Northern Colorado Water
Conservancy District, 5.25%, 12/01/2015,
Optional 12/01/2007 @ 101.00, AMBAC	Aaa/AAA	250,000	258,003

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Westcore Colorado Tax-Exempt Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Pueblo Colorado Board Waterworks:
5.25%, 11/01/2009, FSA	Aaa/AAA	120,000	$125,857
5.10%, 01/01/2019, Optional 01/01/2009
@ 102.00, AMBAC	Aaa/AAA	150,000	156,813
Thornton Colorado Water Enterprise,
5.00%, 12/01/2021, Optional 12/01/2014
@ 100.00, MBIA	Aaa/AAA	500,000	522,500
			7,510,309

Total Revenue Bonds
(Cost $26,941,165)			27,163,655

Money Market Mutual Funds 2.00%
Dreyfus Municipal Money Market Fund		1,109,944	1,109,944
Total Money Market Mutual Funds
(Cost $1,109,944)			1,109,944

Total Investments		98.26%	$54,564,252
(Cost $54,093,006)
Other Assets in Excess of Liabilities		1.74%	964,579
Net Assets		100.00%	$55,528,831

Notes to Statements of Investments

*   Unaudited

**  Non-income producing security.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Note 5 to the Notes to Financial Statements.

(2)  The coupon rate shown on floating or adjustable rate securities represents the rate at period end. (3) This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser’s estimated rate of residual interest as of the reporting date.

(4)  The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.

(5)  Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.

(6)  This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.

(7)  This security is considered illiquid by the investment adviser. See Note 5 to the Notes to Financial Statements.

(8)  When - Issued Security. Cash equivalents are segregated equal to the purchase price.

122	Annual Report May 31, 2006

Westcore Equity Funds

	Westcore	Westcore
	MIDCO	Growth
	Growth Fund	Fund

Assets
Investments at value (cost - see below)	$192,672,202	$257,227,178
- see accompanying statements
Receivable for investments sold	1,990,235	1,745,378
Dividends and interest receivable	116,488	293,814
Receivable for fund shares subscribed	33,485	340,117
Investment for trustee deferred compensation plan	314,029	19,656
Prepaid and other assets	15,979	42,578
Total Assets	195,142,418	259,668,721

Liabilities
Payable for investments purchased	657,306	3,796,626
Payable for fund shares redeemed	331,916	277,905
Payable for investment advisory fee	118,904	153,843
Payable for administration fee	37,666	48,866
Reimbursement for shareholder servicing	8,765	20,060
Payable for trustee deferred compensation plan	314,029	19,656
Other payables	26,651	8,533
Total Liabilities	1,495,237	4,325,489
Net Assets	$193,647,181	$255,343,232
Composition of Net Assets
Paid-in capital	$136,896,510	$226,419,855
(Over)/Undistributed net investment income	(368,730)	(19,930)
Accumulated net realized gain / (loss)
on investments and foreign currency transactions	17,186,835	(208,851)
Net unrealized appreciation / (depreciation)
on investments and translation of assets and
liabilities denominated in foreign currencies	39,932,566	29,152,158
Net Assets	$193,647,181	$255,343,232
Net Asset Value Per Share
Net Assets	$193,647,181	$255,343,232
Shares of beneficial interest outstanding	24,224,182	20,301,844
Net asset value and redemption price per share	$7.99	$12.58

Cost of Investments	$152,739,636	$228,075,020

See Notes to Financial Statements

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Westcore Equity Funds (continued)

	Westcore	Westcore
	Select	International
	Fund	Frontier Fund

Assets
Investments at value (cost - see below)	$9,311,947	$36,545,489
- see accompanying statements
Cash and cash equivalents	0	467,105
Receivable for investments sold	1,364,225	0
Dividends and interest receivable	11,953	63,300
Receivable for fund shares subscribed	1,829	111,465
Unrealized appreciation on receivables/payables from investments	0	13,153
Investment for trustee deferred compensation plan	6,724	5,860
Prepaid and other assets	12,239	26,104
Total Assets	10,708,917	37,232,476

Liabilities
Payable for investments purchased	1,188,084	669,165
Payable for fund shares redeemed	0	1,496
Unrealized loss on foreign currency contract	0	230
Payable for investment advisory fee	2,260	26,265
Payable for administration fee	1,644	6,623
Reimbursement for shareholder servicing	448	2,217
Payable for trustee deferred compensation plan	6,724	5,860
Other payables	11,229	3,694
Total Liabilities	1,210,389	715,550

Net Assets	$9,498,528	$36,516,926

Composition of Net Assets
Paid-in capital	$9,998,560	$38,073,285
(Over)/Undistributed net investment income	(6,622)	297,040
Accumulated net realized gain / (loss)
on investments and foreign currency transactions	(1,579,692)	(8,131,033)

Net unrealized appreciation / (depreciation)
on investments and translation of assets and
liabilities denominated in foreign currencies	1,086,282	6,277,634
Net Assets	$9,498,528	$36,516,926
Net Asset Value Per Share
Net Assets	$9,498,528	$36,516,926
Shares of beneficial interest outstanding	631,760	2,726,121
Net asset value and redemption price per share	$15.04	$13.40

Cost of Investments	$8,225,665	$30,280,778

See Notes to Financial Statements

124	Annual Report May 31, 2006

Westcore Equity Funds (continued)

	Westcore	Westcore
	Blue Chip	Mid-Cap
	Fund	Value Fund

Assets
Investments at value (cost - see below)	$63,759,990	$70,913,855
- see accompanying statements
Receivable for investments sold	2,937,227	4,911,019
Dividends and interest receivable	82,561	130,235
Receivable for fund shares subscribed	15,631	121,425
Investment for trustee deferred compensation plan	34,914	3,055
Prepaid and other assets	9,559	11,608
Total Assets	66,839,882	76,091,197

Liabilities
Payable for investments purchased	2,951,782	4,967,883
Payable for fund shares redeemed	40	10,980
Payable for investment advisory fee	38,188	47,766
Payable for administration fee	12,097	13,204
Reimbursement for shareholder servicing	810	4,553
Payable for trustee deferred compensation plan	34,914	3,055
Other payables	26,762	3,571
Total Liabilities	3,064,593	5,051,012
Net Assets	$63,775,289	$71,040,185

Composition of Net Assets
Paid-in capital	$50,054,964	$62,953,805
(Over)/Undistributed net investment income	208,655	138,708
Accumulated net realized gain / (loss)
on investments and foreign currency transactions	2,079,583	(82,293)
Net unrealized appreciation / (depreciation)
on investments and translation of assets and
liabilities denominated in foreign currencies	11,432,087	8,029,965
Net Assets	$63,775,289	$71,040,185

Net Asset Value Per Share
Net Assets	$63,775,289	$71,040,185
Shares of beneficial interest outstanding	4,817,202	3,746,230
Net asset value and redemption price per share	$13.24	$18.96

Cost of Investments	$52,327,903	$62,883,890

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	125

Westcore Equity Funds (continued)

	Westcore	Westcore
	Small-Cap	Small-Cap
	Opportunity Fund	Value Fund

Assets
Investments at value (cost - see below)	$20,219,076	$37,753,865
- see accompanying statements
Receivable for investments sold	2,403,387	226,103
Dividends and interest receivable	8,294	77,085
Receivable for fund shares subscribed	1,078	6,702
Investment for trustee deferred compensation plan	31,256	292
Prepaid and other assets	15,979	7,754
Total Assets	22,679,070	38,071,801

Liabilities
Payable for investments purchased	2,149,323	229,961
Payable for fund shares redeemed	1,000	1,500
Payable for investment advisory fee	11,616	25,665
Payable for administration fee	3,710	6,805
Reimbursement for shareholder servicing	804	2,572
Payable for trustee deferred compensation plan	31,256	290
Other payables	8,089	8,205
Total Liabilities	2,205,798	274,998
Net Assets	$20,473,272	$37,796,803

Composition Of Net Assets
Paid-in capital	$15,405,029	$35,024,499
(Over)/Undistributed net investment income	(32,439)	128,618
Accumulated net realized gain / (loss)
on investments and foreign currency transactions	1,068,790	34,628
Net unrealized appreciation / (depreciation)
on investments and translation of assets and
liabilities denominated in foreign currencies	4,031,892	2,609,058
Net Assets	$20,473,272	$37,796,803

Net Asset Value Per Share
Net Assets	$20,473,272	$37,796,803
Shares of beneficial interest outstanding	564,929	3,404,018
Net asset value and redemption price per share	$36.24	$11.10

Cost of Investments	$16,187,184	$35,144,807

See Notes to Financial Statements

126	Annual Report May 31, 2006

Westcore Bond Funds

Westcore		Westcore	Westcore
Flexible		Plus Bond	Colorado
Income Fund		Fund	Tax-Exempt Fund

Assets
Investments at value (cost - see below)	$168,860,605	$462,479,796	$54,564,252
- see accompanying statements
Cash and cash equivalents	22,433	0	422,110
Receivable for investments sold	0	0	273,345
Dividends and interest receivable	2,363,240	6,124,198	947,323
Receivable for fund shares subscribed	109,378	860,286	8,000
Investment for trustee deferred compensation plan	16,619	41,721	22,574
Prepaid and other assets	25,710	25,497	5,574
Total Assets	171,397,985	469,531,498	56,243,178

Liabilities
Payable for investments purchased (including $422,110
purchased on a when issued basis or forward
commitment for Colorado Tax-Exempt Fund)	0	7,544,890	422,110
Payable for fund shares redeemed	164,040	1,258,910	200,285
Payable for investment advisory fee	48,313	34,069	14,800
Payable for administration fee	30,517	76,528	9,845
Reimbursement for shareholder servicing	13,224	28,544	3,251
Payable for trustee deferred compensation plan	16,619	41,721	22,574
Other payables	9,661	37,540	41,482
Total Liabilities	282,374	9,022,202	714,347

Net Assets	$171,115,611	$460,509,296	$55,528,831

Composition of Net Assets
Paid-in capital	$175,206,390	$476,570,180	$55,073,340
(Over)/Undistributed net investment income	17,464	(146,535)	(14,671)
Accumulated net realized gain / (loss)
on investments and foreign currency transactions	(205,076)	(687,234)	(1,084)
Net unrealized appreciation / (depreciation)
on investments and translation of assets and
liabilities denominated in foreign currencies	(3,903,167)	(15,227,115)	471,246

Net Assets	$171,115,611	$460,509,296	$55,528,831

Net Asset Value Per Share
Net Assets	$171,115,611	$460,509,296	$55,528,831
Shares of beneficial interest outstanding	17,357,346	44,809,631	5,045,823
Net asset value and redemption price per share	$9.86	$10.28	$11.00

Cost of Investments	$172,763,772	$477,706,911	$54,093,006

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	127

Westcore Equity Funds
For the Year Ended May 31, 2006

	Westcore	Westcore
	MIDCO	Growth
	Growth Fund	Fund

Investment Income
Dividends (net of foreign withholding taxes of
$25,629 for Growth Fund)	$1,122,461	$1,862,574
Interest	343,395	122,034
Total Income	1,465,856	1,984,608

Expenses
Investment advisory fees	1,268,409	1,525,944
Administrative fees	507,848	606,464
Shareholder servicing reimbursement	39,271	88,888
Transfer agent fees	90,224	87,975
Fund accounting fees and expenses	60,058	71,892
Legal fees	9,866	12,335
Printing expenses	37,417	43,493
Registration fees	24,569	29,584
Audit fees	16,262	10,640
Custodian fees	16,082	16,612
Insurance	9,593	11,190
Trustee fees and expenses	20,658	25,854
Chief compliance officer fee	11,855	14,293
Other	9,108	3,927
Total expenses before waivers	2,121,220	2,549,091
Expenses waived by:
Investment adviser	0	0
Administrators	0	0
Net Expenses	2,121,220	2,549,091
Net Investment Income/ (Loss)	(655,364)	(564,483)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) from:
Investments	20,086,331	370,713
Foreign currency transactions	0	0
Net realized gain/(loss)	20,086,331	370,713
Net change in unrealized appreciation/(depreciation) on:
Investments	5,369,372	14,921,019
Translation of assets and liabilities
demoninated in foreign currencies	0	0
Net change	5,369,372	14,921,019
Net Realized And Unrealized Gain/(Loss)	25,455,703	15,291,732

Net Increase/(Decrease) In Net Assets
Resulting From Operations	$24,800,339	$14,727,249

See Notes to Financial Statements

128	Annual Report May 31, 2006

Westcore Equity Funds (continued)
For the Year Ended May 31, 2006

	Westcore	Westcore
	Select	International
	Fund	Frontier Fund

Investment Income
Dividends (net of foreign withholding taxes of
$97,863 for International Frontier Fund)	$48,079	$656,562
Interest	18,264	71,954
Total Income	66,343	728,516

Expenses
Investment advisory fees	61,270	332,771
Administrative fees	24,680	70,327
Shareholder servicing reimbursement	1,856	8,806
Transfer agent fees	18,804	21,448
Fund accounting fees and expenses	30,748	45,759
Legal fees	496	1,653
Printing expenses	1,588	5,558
Registration fees	13,545	16,714
Audit fees	6,400	8,858
Custodian fees	2,985	31,021
Insurance	480	1,211
Trustee fees and expenses	997	3,471
Chief compliance officer fee	568	1,706
Other	510	892
Total expenses before waivers	164,927	550,195
Expenses waived by:
Investment adviser	(56,261)	(134,014)
Administrators	0	0
Net Expenses	108,666	416,181
Net Investment Income/ (Loss)	(42,323)	312,335

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) from:
Investments	1,998,795	2,937,494
Foreign currency transactions	0	23,960
Net realized gain/(loss)	1,998,795	2,961,454
Net change in unrealized appreciation/
(depreciation) on:
Investments	(13,838)	2,335,689
Translation of assets and liabilities
demoninated in foreign currencies	0	728,984
Net change	(13,838)	3,064,673
Net Realized And Unrealized Gain/(Loss)	1,984,957	6,026,127

Net Increase/(Decrease) In Net Assets
Resulting From Operations	$1,942,634	$6,338,462

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	129

Westcore Equity Funds (continued)
For the Year Ended May 31, 2006

	Westcore	Westcore
	Blue Chip	Mid-Cap
	Fund	Value Fund

Investment Income
Dividends (net of foreign withholding taxes of $9,735 and $7,475
for Blue Chip and Mid-Cap Value Fund respectively)	$937,864	$754,588
Interest	37,209	76,517
Total Income	975,073	831,105

Expenses
Investment advisory fees	411,067	356,956
Administrative fees	165,202	119,824
Shareholder servicing reimbursement	3,168	17,548
Transfer agent fees	26,489	20,701
Fund accounting fees and expenses	31,987	32,102
Legal fees	3,196	2,808
Printing expenses	9,960	9,512
Registration fees	16,881	16,122
Audit fees	11,405	7,649
Custodian fees	6,061	8,335
Insurance	3,183	1,952
Trustee fees and expenses	6,656	5,940
Chief compliance officer fee	3,835	2,921
Other	2,834	752
Total expenses before waivers	701,924	603,122
Expenses waived by:
Investment adviser	0	(8,037)
Administrators	0	0
Net Expenses	701,924	595,085
Net Investment Income/ (Loss)	273,149	236,020

Realized And Unrealized Gain/(Loss):
Net realized gain/(loss) from:
Investments	4,641,305	1,566,014
Foreign currency transactions	0	0

Net realized gain/(loss)	4,641,305	1,566,014
Net change in unrealized appreciation/
(depreciation) on:
Investments	1,072,980	3,444,734
Translation of assets and liabilities
demoninated in foreign currencies	0	0

Net change	1,072,980	3,444,734
Net Realized And Unrealized Gain/(Loss)	5,714,285	5,010,748

Net Increase/(Decrease) In Net Assets
Resulting From Operations	$5,987,434	$5,246,768

See Notes to Financial Statements

130	Annual Report May 31, 2006

Westcore Equity Funds (continued)
For the Year Ended May 31, 2006

	Westcore	Westcore
	Small-Cap	Small-Cap
	Opportunity Fund	Value Fund

Investment Income
Dividends	$173,186	$703,664
Interest	15,701	48,738
Total Income	188,887	752,402

Expenses
Investment advisory fees	197,047	270,399
Administrative fees	51,211	67,956
Shareholder servicing reimbursement	3,381	9,558
Transfer agent fees	25,629	14,534
Fund accounting fees and expenses	31,400	32,163
Legal fees	966	1,755
Printing expenses	3,309	5,263
Registration fees	15,914	15,728
Audit fees	9,773	6,885
Custodian fees	5,100	6,924
Insurance	1,344	1,131
Trustee fees and expenses	2,385	3,635
Chief compliance officer fee	1,199	1,323
Other	992	0
Total expenses before waivers	349,650	437,254
Expenses waived by:
Investment adviser	(93,237)	(85,581)
Administrators	0	0
Net Expenses	256,413	351,673
Net Investment Income/ (Loss)	(67,526)	400,729

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) from:
Investments	1,905,693	141,520
Foreign currency transactions	0	0

Net realized gain/(loss)	1,905,693	141,520
Net change in unrealized appreciation/
(depreciation) on:
Investments	1,520,707	2,654,352
Translation of assets and liabilities
demoninated in foreign currencies	0	0
Net change	1,520,707	2,654,352
Net Realized And Unrealized Gain/(Loss)	3,426,400	2,795,872

Net Increase/(Decrease) In Net Assets
Resulting From Operations	$3,358,874	$3,196,601

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	131

Westcore Bond Funds
For the Year Ended May 31, 2006

	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund

Investment Income
Dividends (net of foreign withholding taxes of
$18,274 for Flexible Income Fund)	$4,215,353	$1,382,983	$0
Interest	10,117,372	20,275,332	2,571,960
Total Income	14,332,725	21,658,315	2,571,960

Expenses
Investment advisory fees	778,440	1,587,780	290,938
Administrative fees	454,255	896,076	153,096
Shareholder servicing reimbursement	60,103	119,390	14,805
Transfer agent fees	90,879	133,943	18,555
Fund accounting fees and expenses	78,843	134,494	47,647
Legal fees	8,063	20,558	2,734
Printing expenses	42,955	84,863	9,099
Registration fees	29,481	37,573	2,746
Audit fees	9,668	13,556	11,354
Custodian fees	16,397	19,879	5,476
Insurance	8,845	15,736	3,073
Trustee fees and expenses	16,900	43,195	5,712
Chief compliance officer fee	10,396	22,067	3,502
Other	6,446	3,402	3,028
Total expenses before waivers	1,611,671	3,132,512	571,765
Expenses waived by:
Investment adviser	(144,537)	(1,188,668)	(193,154)
Administrators	0	0	0
Net Expenses	1,467,134	1,943,844	378,611
Net Investment Income/ (Loss)	12,865,591	19,714,471	2,193,349

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) from:
Investments	(1,441,397)	(111,528)	7,768
Foreign currency transactions	(10,494)	0	0
Net realized gain/(loss)	(1,451,891)	(111,528)	7,768
Net change in unrealized appreciation/
(depreciation) on:
Investments	(1,979,577)	(15,917,548)	(1,644,064)
Translation of assets and liabilities
demoninated in foreign currencies	44,678	0	0
Net change	(1,934,899)	(15,917,548)	(1,644,064)
Net Realized And Unrealized Gain/(Loss)	(3,386,790)	(16,029,076)	(1,636,296)

Net Increase/(Decrease) In Net Assets
Resulting From Operations	$9,478,801	$3,685,395	$557,053

See Notes to Financial Statements

132	Annual Report May 31, 2006

Westcore MIDCO Growth Fund

	Year Ended	Year Ended
	May 31, 2006	May 31, 2005

Operations
Net investment income/(loss)	$(655,364)	$(1,121,025)
Net realized gain/(loss) from investment transactions	20,086,331	9,912,887
Change in unrealized net appreciation or depreciation
of investments	5,369,372	(2,465,530)
Net increase/(decrease) in net assets resulting from operations	24,800,339	6,326,332

Dividends and Distributions
From net investment income	0	0
From net realized gain from investment transactions	(424,049)	0
Decrease in net assets from dividends and distributions	(424,049)	0

Beneficial Interest Transactions (Note 2)
Shares sold	38,456,076	40,080,949
Shares issued in reinvestment of dividends and distributions	397,781	0
	38,853,857	40,080,949
Shares redeemed	(52,673,277)	(43,488,962)
Net increase/(decrease) from beneficial interest transactions	(13,819,420)	(3,408,013)
Redemption fees	5,129	7,801

Net Increase/(Decrease) In Net Assets	10,561,999	2,926,120

Net Assets:

Beginning of period	183,085,182	180,159,062
End of period (including (over)/undistributed net investment
income of ($368,730) and ($352,376), respectively)	$193,647,181	$183,085,182

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	133

Westcore Growth Fund

	Year Ended	Year Ended
	May 31, 2006	May 31, 2005
Operations
Net investment income/(loss)	$(564,483)	$154,802
Net realized gain/(loss) from investment transactions	370,713	2,331,792
Change in unrealized net appreciation or depreciation
of investments	14,921,019	8,429,646
Net increase/(decrease) in net assets resulting from operations	14,727,249	10,916,240

Dividends and Distributions
From net investment income	(56,298)	(103,575)
From net realized gain from investment transactions	(1,094,193)	(2,212,450)
Decrease in net assets from dividends and distributions	(1,150,491)	(2,316,025)

Beneficial Interest Transactions (Note 2)
Shares sold	104,649,686	108,054,079
Shares issued in reinvestment of dividends and distributions	1,099,948	2,204,638
	105,749,634	110,258,717
Shares redeemed	(43,706,125)	(21,180,083)
Net increase/(decrease) from beneficial interest transactions	62,043,509	89,078,634
Redemption fees	24,886	6,067

Net Increase/(Decrease) In Net Assets	75,645,153	97,684,916

Net Assets:
Beginning of period	179,698,079	82,013,163
End of period (including (over)/undistributed net investment
income of ($19,930) and $39,431, respectively)	$255,343,232	$179,698,079

See Notes to Financial Statements

134	Annual Report May 31, 2006

Westcore Select Fund

	Year Ended	Year Ended
	May 31, 2006	May 31, 2005

Operations
Net investment income/(loss)	$(42,323)	$(59,992)
Net realized gain/(loss) from investment transactions	1,998,795	720,957
Change in unrealized net appreciation or depreciation
of investments	(13,838)	(204,209)
Net increase/(decrease) in net assets resulting from operations	1,942,634	456,756

Dividends and Distributions
From net investment income	0	0
From net realized gain from investment transactions	0	0
Decrease in net assets from dividends and distributions	0	0

Beneficial Interest Transactions (Note 2)
Shares sold	1,337,314	3,430,409
Shares issued in reinvestment of dividends and distributions	0	0
	1,337,314	3,430,409
Shares redeemed	(2,962,024)	(2,239,745)
Net increase/(decrease) from beneficial interest transactions	(1,624,710)	1,190,664
Redemption fees	1,209	144

Net Increase/(Decrease) In Net Assets	319,133	1,647,564

Net Assets:
Beginning of period	9,179,395	7,531,831
End of period (including (over)/undistributed net investment
income of ($6,622) and ($6,193), respectively)	$9,498,528	$9,179,395

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	135

Westcore International Frontier Fund

	Year Ended	Year Ended
	May 31, 2006	May 31, 2005

Operations
Net investment income/(loss)	$312,335	$61,063
Net realized gain/(loss) from investments and foreign
currency transactions	2,961,454	318,730
Change in unrealized net appreciation or depreciation
of investments	3,064,673	484,676
Net increase/(decrease) in net assets resulting from operations	6,338,462	864,469

Dividends and Distributions
From net investment income	0	(21,912)
From net realized gain from investment transactions	(64,646)	0
Decrease in net assets from dividends and distributions	(64,646)	(21,912)

Beneficial Interest Transactions (Note 2)
Shares sold	17,205,815	14,097,199
Shares issued in reinvestment of dividends and distributions	56,205	20,342
	17,262,020	14,117,541
Shares redeemed	(8,421,063)	(7,490,056)
Net increase/(decrease) from beneficial interest transactions	8,840,957	6,627,485
Redemption fees	5,521	5,748

Net Increase/(Decrease) In Net Assets	15,120,294	7,475,790

Net Assets:
Beginning of period	21,396,632	13,920,842
End of period (including (over)/undistributed net investment
income of $297,040 and $59,506, respectively)	$36,516,926	$21,396,632

See Notes to Financial Statements

136	Annual Report May 31, 2006

Westcore Blue Chip Fund

	Year Ended	Year Ended
	May 31, 2006	May 31, 2005

Operations
Net investment income/(loss)	$273,149	$274,906
Net realized gain/(loss) from investment transactions	4,641,305	3,613,485
Change in unrealized net appreciation or depreciation
of investments	1,072,980	5,675,264
Net increase/(decrease) in net assets resulting from operations	5,987,434	9,563,655

Dividends And Distributions
From net investment income	(300,005)	0
From net realized gain from investment transactions	(4,500,076)	0
Decrease in net assets from dividends and distributions	(4,800,081)	0

Beneficial Interest Transactions (Note 2)
Shares sold	6,309,961	779,481
Shares issued in connection with acquisition of Aristata Equity	-	28,569,298
Shares issued in reinvestment of dividends and distributions	4,568,726	0
	10,878,687	29,348,779
Shares redeemed	(11,411,228)	(9,232,818)
Net increase/(decrease) from beneficial interest transactions	(532,541)	20,115,961
Redemption fees	2,273	85

Net Increase/(Decrease) In Net Assets	657,085	29,679,701

Net Assets:
Beginning of period	63,118,204	33,438,503
End of period (including (over)/undistributed net investment
income of $208,655 and $235,511, respectively)	$63,775,289	$63,118,204

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	137

Westcore Mid-Cap Value Fund

	Year Ended	Year Ended
	May 31, 2006	May 31, 2005

Operations
Net investment income/(loss)	$236,020	$60,194
Net realized gain/(loss) from investment transactions	1,566,014	1,746,228
Change in unrealized net appreciation or depreciation
of investments	3,444,734	2,184,317
Net increase/(decrease) in net assets resulting from operations	5,246,768	3,990,739

Dividends And Distributions
From net investment income	(100,176)	0
From net realized gain from investment transactions	(2,945,774)	(970,000)
Decrease in net assets from dividends and distributions	(3,045,950)	(970,000)

Beneficial Interest Transactions (Note 2)
Shares sold	43,777,131	11,855,338
Shares issued in reinvestment of dividends and distributions	2,555,799	906,729
	46,332,930	12,762,067
Shares redeemed	(8,236,566)	(2,617,587)
Net increase/(decrease) from beneficial interest transactions	38,096,364	10,144,480
Redemption fees	9,838	82

Net Increase/(Decrease) In Net Assets	40,307,020	13,165,301

Net Assets:
Beginning of period	30,733,165	17,567,864
End of period (including (over)/undistributed net investment
income of $138,708 and $49,091, respectively)	$71,040,185	$30,733,165

See Notes to Financial Statements

138	Annual Report May 31, 2006

Westcore Small-Cap Opportunity Fund

	Year Ended	Year Ended
	May 31, 2006	May 31, 2005

Operations
Net investment income/(loss)	$(67,526)	$(146,325)
Net realized gain/(loss) from investment transactions	1,905,693	2,460,895
Net realized gain/(loss) from in-kind redemption	0	2,465,135
Change in unrealized net appreciation or depreciation of investments	1,520,707	(2,109,235)
Net increase/(decrease) in net assets resulting from operations	3,358,874	2,670,470

Dividends And Distributions
From net investment income	0	0
From net realized gain from investment transactions	(2,540,489)	(800,000)
Decrease in net assets from dividends and distributions	(2,540,489)	(800,000)

Beneficial Interest Transactions (Note 2)
Shares sold	6,608,896	10,585,956
Shares issued in reinvestment of dividends and distributions	2,511,882	770,651
	9,120,778	11,356,607
Shares redeemed	(7,860,433)	(28,873,656)
Net increase/(decrease) from beneficial interest transactions	1,260,345	(17,517,049)
Redemption fees	122	1,268

Net Increase/(Decrease) In Net Assets	2,078,852	(15,645,311)

Net Assets:
Beginning of period	18,394,420	34,039,731
End of period (including (over)/undistributed net investment
income of ($32,439) and ($29,038), respectively)	$20,473,272	$18,394,420

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	139

Westcore Small-Cap Value Fund

		For the Period
		December 12, 2004
	Year Ended	(Inception) to
	May 31, 2006	May 31, 2005

Operations
Net investment income/(loss)	$400,729	$41,143
Net realized gain/(loss) from investment transactions	141,520	(1,526)
Change in unrealized net appreciation or depreciation
of investments	2,654,352	(45,294)
Net increase/(decrease) in net assets resulting from operations	3,196,601	(5,677)

Dividends And Distributions
From net investment income	(259,929)	0
From net realized gain from investment transactions	(158,936)	0
Decrease in net assets from dividends and distributions	(418,865)	0

Beneficial Interest Transactions (Note 2)
Shares sold	22,565,422	16,467,896
Shares issued in reinvestment of dividends and distributions	396,136	0
	22,961,558	16,467,896
Shares redeemed	(3,975,101)	(530,349)
Net increase/(decrease) from beneficial interest transactions	18,986,457	15,937,547
Redemption fees	582	158

Net Increase/(Decrease) In Net Assets	21,764,775	15,932,028

Net Assets:

Beginning of period	16,032,028	100,000
End of period (including (over)/undistributed net investment
income of $128,618 and $40,761, respectively)	$37,796,803	$16,032,028

See Notes to Financial Statements

140	Annual Report May 31, 2006

Westcore Flexible Income Fund

	Year Ended	Year Ended
	May 31, 2006	May 31, 2005

Operations
Net investment income/(loss)	$12,865,591	$8,187,966
Net realized gain/(loss) from investment transactions	(1,451,891)	(173,324)
Change in unrealized net appreciation or depreciation
of investments	(1,934,899)	(987,900)
Net increase/(decrease) in net assets resulting from operations	9,478,801	7,026,742

Dividends And Distributions
From net investment income	(11,898,362)	(7,563,511)
From net realized gain from investment transactions	0	0
Decrease in net assets from dividends and distributions	(11,898,362)	(7,563,511)

Beneficial Interest Transactions (Note 2)
Shares sold	77,368,215	130,649,643
Shares issued in reinvestment of dividends and distributions	11,343,256	7,047,368
	88,771,471	137,697,011
Shares redeemed	(78,382,266)	(35,345,399)
Net increase/(decrease) from beneficial interest transactions	10,329,205	102,351,612
Redemption fees	47,992	40,857

Net Increase/(Decrease) In Net Assets	7,957,636	101,855,700

Net Assets:
Beginning of period	163,157,975	61,302,275
End of period (including (over)/undistributed net investment
income of $17,464 and $52,582 respectively)	$171,115,611	$163,157,975

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	141

Westcore Plus Bond Fund

	Year Ended	Year Ended
	May 31, 2006	May 31, 2005

Operations
Net investment income/(loss)	$19,714,471	$8,469,875
Net realized gain/(loss) from investment transactions	(111,528)	(282,726)
Change in unrealized net appreciation or depreciation
of investments	(15,917,548)	962,997
Net increase/(decrease) in net assets resulting from operations	3,685,395	9,150,146

Dividends And Distributions
From net investment income	(19,686,599)	(8,246,286)
From net realized gain from investment transactions	(32,175)	(979,039)
Decrease in net assets from dividends and distributions	(19,718,774)	(9,225,325)

Beneficial Interest Transactions (Note 2)
Shares sold	335,321,578	145,420,368
Capital contribution from in-kind transfer	-	5,689,168
Shares issued in connection with acquistion of Aristata Quality Bond	-	10,600,469
Shares issued in reinvestment of dividends and distributions	17,358,100	8,551,713
	352,679,678	170,261,718
Shares redeemed	(102,838,846)	(30,304,330)
Net increase/(decrease) from beneficial interest transactions	249,840,832	139,957,388
Redemption fees	92,518	21,495

Net Increase/(Decrease) In Net Assets	233,899,971	139,903,704

Net Assets:
Beginning of period	226,609,325	86,705,621
End of period (including (over)/undistributed net investment
income of ($146,535) and $51,888, respectively)	$460,509,296	$226,609,325

See Notes to Financial Statements

142	Annual Report May 31, 2006

Westcore Colorado Tax-Exempt Fund

	Year Ended	Year Ended
	May 31, 2006	May 31, 2005

Operations
Net investment income/(loss)	$2,193,349	$2,061,925
Net realized gain/(loss) from investment transactions	7,768	639,536
Change in unrealized net appreciation or depreciation
of investments	(1,644,064)	255,194
Net increase/(decrease) in net assets resulting from operations	557,053	2,956,655

Dividends And Distributions
From net investment income	(2,195,840)	(2,066,589)
From net realized gain from investment transactions	0	0
Decrease in net assets from dividends and distributions	(2,195,840)	(2,066,589)

Beneficial Interest Transactions (Note 2)
Shares sold	12,372,793	10,093,135
Shares issued in connection with acquistion of
Aristata Colorado Tax Exempt	-	9,926,142
Shares issued in reinvestment of dividends and distributions	1,838,004	1,721,037
	14,210,797	21,740,314
Shares redeemed	(16,391,190)	(13,511,864)
Net increase/(decrease) from beneficial interest transactions	(2,180,393)	8,228,450
Redemption fees	1,953	398

Net Increase/(Decrease) In Net Assets	(3,817,227)	9,118,914

Net Assets:
Beginning of period	59,346,058	50,227,144
End of period (including (over)/undistributed net investment
income of ($14,671) and ($12,180), respectively)	$55,528,831	$59,346,058

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	143

Westcore MIDCO Growth Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended
	May 31,	May 31,
	2006	2005
Net asset value – beginning of the period	$7.03	$6.79
Income from investment operations
Net investment income/(loss)	(0.03)	(0.04)
Net realized and unrealized gain/(loss) on investments	1.01	0.28
Total income/(loss) from investment operations	0.98	0.24

Distributions
Dividends from net investment income	(0.00)	(0.00)
Distributions from net realized gain on investments	(0.02)	(0.00)
Total distributions	(0.02)	(0.00)
Paid in-capital from redemption fees	(0.00)(2)	(0.00)(2)
Net asset value – end of period	$7.99	$7.03
Total return	13.90%	3.53%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$193,647	$183,085
Ratio of expenses to average net assets	1.09%	1.11%
Ratio of expenses to average net assets without fee waivers	1.09%	1.11%
Ratio of net investment income/(loss) to average net assets	(0.34)%	(0.62)%
Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.34)%	(0.62)%
Portfolio turnover rate(1)	126.52%	83.60%

(1)  A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2006 were $ 234,200,386 and $ 253,762,777, respectively.

(2)  Less than ($.005) per share.

See Notes to Financial Statements

144	Annual Report May 31, 2006

Westcore MIDCO Growth Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,
	2004	2003	2002
Net asset value – beginning of the period	$5.69	$5.81	$5.97
Income from investment operations
Net investment income/(loss)	(0.03)	(0.02)	(0.05)
Net realized and unrealized gain/(loss) on investments	1.13	(0.10)	(0.11)
Total income/(loss) from investment operations	1.10	(0.12)	(0.16)

Distributions
Dividends from net investment income	(0.00)	(0.00)	(0.00)
Distributions from net realized gain on investments	(0.00)	(0.00)	(0.00)
Total distributions	(0.00)	(0.00)	(0.00)
Paid in-capital from redemption fees	-	-	-
Net asset value – end of period	$6.79	$5.69	$5.81
Total return	19.33%	(2.07)%	(2.68)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$180,159	$124,309	$114,450
Ratio of expenses to average net assets	1.14%	1.15%	1.15%
Ratio of expenses to average net assets without fee waivers	1.18%	1.41%	1.33%
Ratio of net investment income/(loss) to average net assets	(0.62)%	(0.57)%	(0.75)%
Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.66)%	(0.83)%	(0.92)%
Portfolio turnover rate(1)	53.11%	49.48%	67.04%

(1)  A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2006 were $ 234,200,386 and $ 253,762,777, respectively.

(2)  Less than ($.005) per share.

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	145

Westcore Growth Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended
	May 31,	May 31,
	2006	2005
Net asset value – beginning of the period	$11.74	$11.01

Income from investment operations
Net investment income/(loss)	(0.03)	0.01
Net realized and unrealized gain/(loss) on investments	0.93	0.94
Total income/(loss) from investment operations	0.90	0.95

Distributions
Dividends from net investment income	(0.00)(2)	(0.01)
Distributions from net realized gain on investments	(0.06)	(0.21)
Total distributions	(0.06)	(0.22)
Paid in-capital from redemption fees	(0.00)(2)	(0.00)(2)
Net asset value – end of period	$12.58	$11.74
Total return	7.67%	8.61%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$255,343	$179,698
Ratio of expenses to average net assets	1.08%	1.13%
Ratio of expenses to average net assets without fee waivers	1.08%	1.13%
Ratio of net investment income/(loss) to average net assets	(0.24)%	0.13%
Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.24)%	0.13%
Portfolio turnover rate(1)	111.44%	113.23%

(1)  A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2006 were $ 311,011,651 and $ 256,332,962, respectively.

(2)  Less than ($.005) per share.

See Notes to Financial Statements

146	Annual Report May 31, 2006

Westcore Growth Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,
	2004	2003	2002
Net asset value – beginning of the period	$9.25	$10.48	$12.14

Income from investment operations
Net investment income/(loss)	(0.02)	(0.01)	(0.03)
Net realized and unrealized gain/(loss) on investments	1.78	(1.22)	(1.53)
Total income/(loss) from investment operations	1.76	(1.23)	(1.56)

Distributions
Dividends from net investment income	(0.00)	(0.00)	(0.00)
Distributions from net realized gain on investments	(0.00)	(0.00)	(0.10)
Total distributions	(0.00)	(0.00)	(0.10)
Paid in-capital from redemption fees	-	-	-
Net asset value – end of period	$11.01	$9.25	$10.48
Total return	19.03%	(11.74)%	(12.86)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$82,013	$32,864	$25,827
Ratio of expenses to average net assets	1.15%	1.15%	1.15%
Ratio of expenses to average net assets without fee waivers	1.26%	1.52%	1.61%
Ratio of net investment income/(loss) to average net assets	(0.26)%	(0.17)%	(0.38)%
Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.37)%	(0.54)%	(0.85)%
Portfolio turnover rate(1)	48.66%	41.19%	49.09%

(1)  A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2006 were $ 311,011,651 and $ 256,332,962, respectively.

(2)  Less than ($.005) per share.

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	147

Westcore Select Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended
	May 31,	May 31,
	2006	2005
Net asset value – beginning of the period	$12.23	$11.46

Income from investment operations
Net investment income/(loss)	(0.07)	(0.08)
Net realized and unrealized gain/(loss) on investments	2.88	0.85
Total income/(loss) from investment operations	2.81	0.77

Distributions
Dividends from net investment income	(0.00)	(0.00)
Distributions from net realized gain on investments	(0.00)	(0.00)
Total distributions	(0.00)	(0.00)
Paid in-capital from redemption fees	(0.00)	(0.00)(2)
Net asset value – end of period	$15.04	$12.23
Total return	22.98%	6.72%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,499	$9,179
Ratio of expenses to average net assets	1.15%	1.15%
Ratio of expenses to average net assets without fee waivers	1.75%	1.83%
Ratio of net investment income/(loss) to average net assets	(0.45)%	(0.72)%
Ratio of net investment income/(loss) to average net assets
without fee waivers	(1.05)%	(1.40)%
Portfolio turnover rate(1)	148.48%	107.49%

(1)  A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2006 were $ 13,322,733 and $ 15,588,506, respectively.

(2)  Less than ($.005) per share.

See Notes to Financial Statements

148	Annual Report May 31, 2006

Westcore Select Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,
	2004	2003	2002
Net asset value – beginning of the period	$9.46	$11.43	$12.73

Income from investment operations
Net investment income/(loss)	(0.08)	(0.08)	(0.09)
Net realized and unrealized gain/(loss) on investments	2.08	(1.89)	(1.21)
Total income/(loss) from investment operations	2.00	(1.97)	(1.30)

Distributions
Dividends from net investment income	(0.00)	(0.00)	(0.00)
Distributions from net realized gain on investments	(0.00)	(0.00)	0.00)
Total distributions	(0.00)	(0.00)	(0.00)
Paid in-capital from redemption fees	-	-	-
Net asset value – end of period	$11.46	$9.46	$11.43
Total return	21.14%	(17.24)%	(10.21)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,532	$7,323	$14,871
Ratio of expenses to average net assets	1.15%	1.15%	1.15%
Ratio of expenses to average net assets without fee waivers	2.08%	2.19%	1.59%
Ratio of net investment income/(loss) to average net assets	(0.68)%	(0.59)%	(0.47)%
Ratio of net investment income/(loss) to average net assets
without fee waivers	(1.61)%	(1.63)%	(0.91)%
Portfolio turnover rate(1)	80.76%	105.70%	1152.79%

(1)  A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2006 were $ 13,322,733 and $ 15,588,506, respectively.

(2)  Less than ($.005) per share.

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	149

Westcore International Frontier Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended
	May 31,	May 31,
	2006	2005
Net asset value – beginning of the period	$10.43	$9.97

Income from investment operations
Net investment income/(loss)	0.11	0.03
Net realized and unrealized gain/(loss) on investments	2.89	0.44
Total income/(loss) from investment operations	3.00	0.47

Distributions
Dividends from net investment income	(0.00)	(0.01)
Distributions from net realized gain on investments	(0.03)	(0.00)
Total distributions	(0.03)	(0.01)
Paid in-capital from redemption fees	(0.00)(2)	(0.00)(2)
Net asset value – end of period	$13.40	$10.43
Total return	28.78%	4.73%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,517	$21,397
Ratio of expenses to average net assets	1.50%	1.50%
Ratio of expenses to average net assets without fee waivers	1.98%	2.12%
Ratio of net investment income/(loss) to average net assets	1.12%	0.31%
Ratio of net investment income/(loss) to average net assets
without fee waivers	0.64%	(0.31)%
Portfolio turnover rate(1)	38.39%	51.95%

(1)  A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2006 were $ 27,112,733 and $ 18,161,362, respectively.

(2)  Less than ($.005) per share.

See Notes to Financial Statements

150	Annual Report May 31, 2006

Westcore International Frontier Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,
	2004	2003	2002
Net asset value – beginning of the period	$7.38	$7.49	$8.69

Income from investment operations
Net investment income/(loss)	0.02	0.01	(0.11)
Net realized and unrealized gain/(loss) on investments	2.57	(0.12)	(1.09)
Total income/(loss) from investment operations	2.59	(0.11)	(1.20)

Distributions
Dividends from net investment income	(0.00)(2)	(0.00)	(0.00)
Distributions from net realized gain on investments	(0.00)	(0.00)	(0.00)
Total distributions	(0.00)	(0.00)	(0.00)
Paid in-capital from redemption fees	-	-	-
Net asset value – end of period	$9.97	$7.38	$7.49
Total return	35.16%	(1.47)%	(13.91)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,921	$9,982	$11,673
Ratio of expenses to average net assets	1.50%	1.50%	1.50%
Ratio of expenses to average net assets without fee waivers	2.39%	3.27%	2.35%
Ratio of net investment income/(loss) to average net assets	0.21%	0.28%	(0.75)%
Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.68)%	(1.49)%	(1.60)%
Portfolio turnover rate(1)	63.47%	42.73%	114.55%

(1)  A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2006 were $ 27,112,733 and $ 18,161,362, respectively.

(2)  Less than ($.005) per share.

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	151

Westcore Blue Chip Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended
	May 31,	May 31,
	2006	2005
Net asset value – beginning of the period	$13.02	$11.62

Income from investment operations
Net investment income/(loss)	0.06	0.06
Net realized and unrealized gain/(loss) on investments	1.24	1.34
Total income/(loss) from investment operations	1.30	1.40

Distributions
Dividends from net investment income	(0.07)	(0.00)
Distributions from net realized gain on investments	(1.01)	(0.00)
Total distributions	(1.08)	(0.00)
Paid in-capital from redemption fees	(0.00)(2)	(0.00)(2)
Net asset value – end of period	$13.24	$13.02
Total return	10.09%	12.05%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$63,775	$63,118
Ratio of expenses to average net assets	1.11%	1.15%
Ratio of expenses to average net assets without fee waivers	1.11%	1.26%
Ratio of net investment income/(loss) to average net assets	0.43%	0.57%
Ratio of net investment income/(loss) to average net assets
without fee waivers	0.43%	0.46%
Portfolio turnover rate(1)	49.55%	58.40%

(1)  A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2006 were $ 30,777,272 and $ 36,257,081, respectively.

(2)  Less than ($.005) per share.

See Notes to Financial Statements

152	Annual Report May 31, 2006

Westcore Blue Chip Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,
	2004	2003	2002
Net asset value – beginning of the period	$9.79	$11.28	$13.65

Income from investment operations
Net investment income/(loss)	0.01	0.04	0.03
Net realized and unrealized gain/(loss) on investments	1.83	(1.47)	(1.57)
Total income/(loss) from investment operations	1.84	(1.43)	(1.54)

Distributions
Dividends from net investment income	(0.01)	(0.06)	(0.03)
Distributions from net realized gain on investments	(0.00)	(0.00)	(0.80)
Total distributions	(0.01)	(0.06)	(0.83)
Paid in-capital from redemption fees	-	-	-
Net asset value – end of period	$11.62	$9.79	$11.28
Total return	18.83%	(12.63)%	(11.33)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,439	$30,782	$42,612
Ratio of expenses to average net assets	1.15%	1.15%	1.15%
Ratio of expenses to average net assets without fee waivers	1.34%	1.52%	1.33%
Ratio of net investment income/(loss) to average net assets	0.07%	0.47%	0.23%
Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.12)%	0.10%	0.05%
Portfolio turnover rate(1)	56.46%	49.12%	50.17%

(1)  A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2006 were $ 30,777,272 and $ 36,257,081, respectively.

(2)  Less than ($.005) per share.

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	153

Westcore Mid-Cap Value Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended
	May 31,	May 31,
	2006	2005
Net asset value – beginning of the period	$17.54	$15.28

Income from investment operations
Net investment income/(loss)	0.06	0.03
Net realized and unrealized gain/(loss) on investments	2.63	3.00
Total income/(loss) from investment operations	2.69	3.03

Distributions
Dividends from net investment income	(0.04)	(0.00)
Distributions from net realized gain on investments	(1.23)	(0.77)
Total distributions	(1.27)	(0.77)
Paid in-capital from redemption fees	(0.00)(2)	(0.00)(2)
Net asset value – end of period	$18.96	$17.54
Total return	15.44%	20.02%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$71,040	$30,733
Ratio of expenses to average net assets	1.25%	1.25%
Ratio of expenses to average net assets without fee waivers	1.26%	1.45%
Ratio of net investment income/(loss) to average net assets	0.49%	0.26%
Ratio of net investment income/(loss) to average net assets without fee waivers	0.48%	0.07%
Portfolio turnover rate(1)	49.24%	63.31%

(1)  A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2006 were $ 56,161,509 and $ 22,931,622, respectively.

(2)  Less than ($.005) per share.

See Notes to Financial Statements

154	Annual Report May 31, 2006

Westcore Mid-Cap Value Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,
	2004	2003	2002
Net asset value – beginning of the period	$11.95	$13.26	$15.25

Income from investment operations
Net investment income/(loss)	(0.02)	0.00(2)	0.01
Net realized and unrealized gain/(loss) on investments	3.35	(1.31)	(0.94)
Total income/(loss) from investment operations	3.33	(1.31)	(0.93)

Distributions
Dividends from net investment income	(0.00)(2)	(0.00)(2)	(0.00)
Distributions from net realized gain on investments	(0.00)	(0.00)	(1.06)
Total distributions	(0.00)	(0.00)	(1.06)
Paid in-capital from redemption fees	-	-	-
Net asset value – end of period	$15.28	$11.95	$13.26
Total return	27.87%	(9.85)%	(5.92)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,568	$10,635	$9,279
Ratio of expenses to average net assets	1.25%	1.25%	1.25%
Ratio of expenses to average net assets without fee waivers	1.66%	2.26%	2.75%
Ratio of net investment income/(loss) to average net assets	(0.12)%	0.03%	(0.14)%
Ratio of net investment income/(loss) to average net assets without fee waivers	(0.53)%	(0.98)%	(1.65)%
Portfolio turnover rate(1)	71.05%	50.36%	67.11%

(1)  A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2006 were $ 56,161,509 and $ 22,931,622, respectively.

(2)  Less than ($.005) per share.

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	155

Westcore Small-Cap Opportunity Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended
	May 31,	May 31,
	2006	2005
Net asset value – beginning of the period	$34.96	$32.71

Income from investment operations
Net investment income/(loss)	(0.12)	(0.30)
Net realized and unrealized gain/(loss) on investments	6.48	3.74
Total income/(loss) from investment operations	6.36	3.44

Distributions
Dividends from net investment income	(0.00)	(0.00)
Distributions from net realized gain on investments	(5.08)	(1.19)
Total distributions	(5.08)	(1.19)
Paid in-capital from redemption fees	(0.00)(2)	(0.00)(2)
Net asset value – end of period	$36.24	$34.96
Total return	19.04%	10.33%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,473	$18,394
Ratio of expenses to average net assets	1.30%	1.30%
Ratio of expenses to average net assets without fee waivers	1.77%	1.69%
Ratio of net investment income/(loss) to average net assets	(0.34)%	(0.55)%
Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.81)%	(0.94)%
Portfolio turnover rate(1)	75.44%	70.18%

(1)  A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2006 were $ 14,540,619 and $ 15,645,279, respectively.

(2)  Less than ($.005) per share.

See Notes to Financial Statements

156	Annual Report May 31, 2006

Westcore Small-Cap Opportunity Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,
	2004	2003	2002
Net asset value – beginning of the period	$24.21	$27.47	$26.11

Income from investment operations
Net investment income/(loss)	(0.20)	(0.06)	(0.03)
Net realized and unrealized gain/(loss) on investments	8.70	(3.20)	1.39
Total income/(loss) from investment operations	8.50	(3.26)	1.36

Distributions
Dividends from net investment income	(0.00)	(0.00)	(0.00)
Distributions from net realized gain on investments	(0.00)	(0.00)	(0.00)
Total distributions	(0.00)	(0.00)	(0.00)
Paid in-capital from redemption fees	-	-	-
Net asset value – end of period	$32.71	$24.21	$27.47
Total return	35.11%	(11.87)%	5.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,040	$26,899	$40,030
Ratio of expenses to average net assets	1.30%	1.30%	1.30%
Ratio of expenses to average net assets without fee waivers	1.73%	1.96%	1.75%
Ratio of net investment income/(loss) to average net assets	(0.65)%	(0.25)%	(0.11)%
Ratio of net investment income/(loss) to average net assets
without fee waivers	(1.08)%	(0.91)%	(0.57)%
Portfolio turnover rate(1)	110.33%	38.79%	76.61%

(1)  A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2006 were $ 14,540,619 and $ 15,645,279, respectively.

(2)  Less than ($.005) per share.

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	157

Westcore Small-Cap Value Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

		For the Period
	Year Ended	December 13, 2004
	May 31,	(inception) to
	2006	May 31, 2005
Net asset value – beginning of the period	$9.80	$10.00

Income from investment operations
Net investment income/(loss)	0.14	0.03
Net realized and unrealized gain/(loss) on investments	1.34	(0.23)
Total income/(loss) from investment operations	1.48	(0.20)

Dividends and Distributions
Dividends from net investment income	(0.11)	(0.00)
Distributions from net realized gain on investments	(0.07)	(0.00)
Total distributions	(0.18)	(0.00)
Paid in-capital from redemption fees	(0.00)(3)	(0.00)(3)
Net asset value – end of period	$11.10	$9.80
Total return	15.22%	(2.00)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,797	$16,032
Ratio of expenses to average net assets	1.30%	1.30%(2)
Ratio of expenses to average net assets without fee waivers	1.61%	2.94%(2)
Ratio of net investment income/(loss) to average net assets	1.47%	1.33%(2)
Ratio of net investment income/(loss) to average net assets
without fee waivers	1.16%	(0.31)%(2)
Portfolio turnover rate(1)	42.54%	27.42%

(1)  A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2006 were $ 29,635,018 and $ 11,120,857, respectively.

(2)  Annualized.

(3)  Less than ($.005) per share.

See Notes to Financial Statements
158	Annual Report May 31, 2006

This Page Intentionally Left Blank

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Westcore Flexible Income Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended
	May 31,	May 31,
	2006	2005
Net asset value – beginning of the period	$9.97	$9.76

Income from investment operations
Net investment income/(loss)	0.74	0.71
Net realized and unrealized gain/(loss) on investments	(0.17)	0.17
Total income/(loss) from investment operations	0.57	0.88

Distributions
Dividends from net investment income	(0.68)	(0.67)
Distributions from net realized gain on investments	(0.00)	(0.00)
Tax return of capital	(0.00)	-
Total distributions	(0.68)	(0.67)
Paid in-capital from redemption fees	(0.00)(2)	(0.00)(2)
Net asset value – end of period	$9.86	$9.97
Total return	5.94%	9.15%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$171,116	$163,158
Ratio of expenses to average net assets	0.85%	0.85%
Ratio of expenses to average net assets without fee waivers	0.93%	0.97%
Ratio of net investment income/(loss) to average net assets	7.44%	7.12%
Ratio of net investment income/(loss) to average net assets
without fee waivers	7.36%	7.00%
Portfolio turnover rate(1)	25.48%	22.04%

(1)  A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2006 were $ 50,944,058 and $ 42,604,225, respectively.

(2)  Less than ($.005) per share.

See Notes to Financial Statements
160	Annual Report May 31, 2006

Westcore Flexible Income Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,
	2004	2003	2002
Net asset value – beginning of the period	$9.19	$9.48	$9.64

Income from investment operations
Net investment income/(loss)	0.69	0.75	0.75
Net realized and unrealized gain/(loss) on investments	0.54	(0.29)	(0.16)
Total income/(loss) from investment operations	1.23	0.46	0.59

Distributions
Dividends from net investment income	(0.66)	(0.71)	(0.75)
Distributions from net realized gain on investments	(0.00)	(0.00)	(0.00)
Tax return of capital	(0.00)	(0.04)	(0.00)
Total distributions	(0.66)	(0.75)	(0.75)
Paid in-capital from redemption fees	-	-	-
Net asset value – end of period	$9.76	$9.19	$9.48
Total return	13.57%	5.71%	6.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$61,302	$9,726	$10,322
Ratio of expenses to average net assets	0.85%	0.85%	0.85%
Ratio of expenses to average net assets without fee waivers	1.06%	2.06%	1.77%
Ratio of net investment income/(loss) to average net assets	7.12%	7.92%	7.96%
Ratio of net investment income/(loss) to average net assets
without fee waivers	6.91%	6.71%	7.04%
Portfolio turnover rate(1)	37.03%	37.01%	48.07%

(1)  A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2006 were $ 50,944,058 and $ 42,604,225, respectively.

(2)  Less than ($.005) per share.

See Notes to Financial Statements
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Westcore Plus Bond Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended
	May 31,	May 31,
	2006	2005
Net asset value – beginning of the period	$10.70	$10.62

Income from investment operations
Net investment income/(loss)	0.57	0.59
Net realized and unrealized gain/(loss) on investments	(0.41)	0.14
Total income/(loss) from investment operations	0.16	0.73

Distributions
Dividends from net investment income	(0.58)	(0.58)
Distributions from net realized gain on investments	(0.00)(2)	(0.07)
Tax return of capital	(0.00)	-
Total distributions	(0.58)	(0.65)
Paid in-capital from redemption fees	(0.00)(2)	0.00(2)
Net asset value – end of period	$10.28	$10.70
Total return	1.48%	6.97%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$460,509	$226,609
Ratio of expenses to average net assets	0.55%	0.55%
Ratio of expenses to average net assets without fee waivers	0.89%	1.00%
Ratio of net investment income/(loss) to average net assets	5.58%	5.61%
Ratio of net investment income/(loss) to average net assets
without fee waivers	5.24%	5.16%
Portfolio turnover rate(1)	32.35%	30.87%

(1)  A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2006 were $351,437,822 and $109,503,388, respectively.

(2)  Less than ($.005) per share.

See Notes to Financial Statements

162	Annual Report May 31, 2006

Westcore Plus Bond Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,
	2004	2003	2002
Net asset value – beginning of the period	$10.67	$10.34	$10.37

Income from investment operations
Net investment income/(loss)	0.62	0.71	0.66
Net realized and unrealized gain/(loss) on investments	(0.05)	0.33	(0.03)
Total income/(loss) from investment operations	0.57	1.04	0.63

Distributions
Dividends from net investment income	(0.60)	(0.68)	(0.66)
Distributions from net realized gain on investments	(0.02)	(0.00)	(0.00)
Tax return of capital	(0.00)	(0.03)	(0.00)
Total distributions	(0.62)	(0.71)	(0.66)
Paid in-capital from redemption fees	-	-	-
Net asset value – end of period	$10.62	$10.67	$10.34
Total return	5.52%	10.52%	6.24%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$86,705	$52,727	$54,060
Ratio of expenses to average net assets	0.55%	0.55%	0.55%
Ratio of expenses to average net assets without fee waivers	1.03%	1.14%	1.07%
Ratio of net investment income/(loss) to average net assets	5.79%	6.38%	6.34%
Ratio of net investment income/(loss) to average net assets
without fee waivers	5.31%	5.79%	5.82%
Portfolio turnover rate(1)	50.32%	62.10%	60.19%

(1)  A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2006 were $351,437,822 and $109,503,388, respectively.

(2)  Less than ($.005) per share.

See Notes to Financial Statements

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Westcore Colorado Tax-Exempt Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
	Year Ended	Year Ended
	May 31,	May 31,
	2006	2005
Net asset value – beginning of the period	$11.32	$11.23

Income from investment operations
Net investment income/(loss)	0.42	0.41
Net realized and unrealized gain/(loss) on investments	(0.32)	0.10
Total income/(loss) from investment operations	0.10	0.51

Distributions
Dividends from net investment income	(0.42)	(0.42)
Distributions from net realized gain on investments	(0.00)	0.00
Total distributions	(0.42)	(0.42)
Paid in-capital from redemption fees	(0.00)	0.00(2)
Net asset value – end of period	$11.00	$11.32
Total return	0.93%	4.55%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$55,529	$59,346
Ratio of expenses to average net assets	0.65%	0.65%
Ratio of expenses to average net assets without fee waivers	0.98%	1.07%
Ratio of net investment income/(loss) to average net assets	3.77%	3.68%
Ratio of net investment income/(loss) to average net assets
without fee waivers	3.44%	3.26%
Portfolio turnover rate(1)	22.20%	32.94%

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2006 were $ 12,171,565 and $ 14,864,890, respectively.

(2)  Less than ($.005) per share.

See Notes to Financial Statements
164	Annual Report May 31, 2006

Westcore Colorado Tax-Exempt Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,
	2004	2003	2002
Net asset value – beginning of the period	$11.72	$11.18	$11.03

Income from investment operations
Net investment income/(loss)	0.42	0.42	0.44
Net realized and unrealized gain/(loss) on investments	(0.49)	0.54	0.15
Total income/(loss) from investment operations	(0.07)	0.96	0.59

Distributions
Dividends from net investment income	(0.42)	(0.42)	(0.44)
Distributions from net realized gain on investments	(0.00)	(0.00)	(0.00)
Total distributions	(0.42)	(0.42)	(0.44)
Paid in-capital from redemption fees	-	-	-
Net asset value – end of period	$11.23	$11.72	$11.18
Total return	(0.59)%	8.77%	5.43%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$50,227	$55,461	$45,508
Ratio of expenses to average net assets	0.65%	0.65%	0.65%
Ratio of expenses to average net assets without fee waivers	1.11%	1.15%	1.12%
Ratio of net investment income/(loss) to average net assets	3.67%	3.65%	3.91%
Ratio of net investment income/(loss) to average net assets
without fee waivers	3.21%	3.15%	3.44%
Portfolio turnover rate(1)	6.60%	8.69%	13.09%

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2006 were $ 12,171,565 and $ 14,864,890, respectively.

(2)  Less than ($.005) per share.

See Notes to Financial Statements
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1. Significant Accounting Policies

     Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company. Interests in the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust.

     The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

     Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

     Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

     Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ National Market or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

166	Annual Report May 31, 2006

     Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the evaluated bid price formulated by an independent pricing service.

     Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

     When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the fair value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters. As of May 31, 2006, securities which have been fair valued represented 9.39% and 4.00% of the net assets of Westcore Flexible Income and Westcore Plus Bond Funds, respectively.

     Foreign Securities – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

     The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds’ Statements of Operations.

     As of May 31, 2006, the International Frontier Fund had outstanding foreign currency contracts as follows:

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			Unrealized
	Expiration	Contract	Appreciation/
Contract Description	Date	Amount	(Depreciation)
Contracts to Purchase
Singapore Dollar (SGD)	06/02/06	79,879 (SGD)	$(123)
European Union Euro (EUR)	06/05/06	106,605 (EUR)	$(84)
Singapore Dollar (SGD)	06/05/06	23,726 (SGD)	$(23)

     Federal Income Taxes – It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. At May 31, 2006 each Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

	Westcore	Westcore	Westcore	Westcore
	MIDCO	Growth	Select	International
Expiring	Growth Fund	Fund	Fund	Frontier Fund
2010	$0	$0	$236,616	$5,983,767
2011	0	0	83,097	1,905,398
2012	0	0	1,259,979	0
Total	$0	$0	$1,579,692	$7,889,165

	Westcore	Westcore	Westcore	Westcore
	Blue-Chip	Mid-Cap	Small-Cap	Small-Cap
Expiring	Fund	Value Fund	Opportunity Fund	Value Fund
2010	$0	$0	$0	$0
2011	0	0	0	0
2012	0	0	0	0
Total	$0	$0	$0	$0

		Westcore	Westcore	Westcore
		Flexible	Plus	Colorado
Expiring		Income Fund	Bond Fund	Tax-Exempt Fund
2008		0	274,024	0
2009		37,669	143,296	0
2010		0	0	0
2011		0	0	0
2012		1,493	58,526	1,084
2013		175,213	0	0
2014		1,154,297	408,464	0
Total		$1,368,672	$884,310	$1,084

     Net capital loss carryforwards utilized during the year ended May 31, 2006, were $3,202,365 for Westcore International Frontier Fund, $1,998,795 for Westcore Select Fund and $7,268 for Westcore Colorado Tax-Exempt Fund.

     Westcore Plus Bond Fund obtained a net capital loss carry forward of $475,846 and Westcore Colorado Tax-Exempt Fund obtained a net capital loss carry forward of $5,097 as part of the acquisition of the assets of Aristata Quality Bond Fund and Aristata Colorado Quality Tax-Exempt Fund by Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Fund, respectively. Use of these carry forwards to offset future capital gains is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations.

168	Annual Report May 31, 2006

     The Westcore Mid-Cap Value Fund intends to elect to defer to its fiscal year ending May 31, 2007, approximately $80,976 of losses recognized during the period from November 1, 2005 to May 31, 2006.

     Classification of Distributions to Shareholders – Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds. Net assets were unaffected by the reclassifications.

For the year ended May 31, 2006, each Fund recorded the following reclassifications to the accounts listed below:

		Increase (Decrease)
		(Over)/Undistributed Net	Accumulated Net
	Paid-In-Capital	Investment Income	Realized Gain/(Loss)
Westcore MIDCO Growth Fund	0	639,010	(639,010)
Westcore Growth Fund	(561,420)	561,420	0
Westcore Select Fund	(41,894)	41,894	-
Westcore International Frontier Fund	0	(10,155)	10,155
Westcore Blue Chip Fund	(1)	0	1
Westcore Mid-Cap Value Fund	0	(46,227)	46,227
Westcore Small-Cap Opportunity Fund	0	64,125	(64,125)
Westcore Small-Cap Value Fund	0	(52,943)	52,943
Westcore Flexible Income Fund	(10,807)	(1,002,347)	1,013,154
Westcore Plus Bond Fund	47,544	(226,295)	178,751
Westcore Colorado Tax-Exempt Fund	0	0	0

     The reclassifications were primarily as a result of the differing book/tax treatment of net operating losses and certain investments.

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     The tax character of the distributions paid during the past two fiscal years are as follows:

	Westcore		Westcore
	MIDCO		Growth
	Growth Fund		Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2006	2005	2006	2005
Distributions paid from:
Ordinary Income	$0	$0	$56,298	$103,575
Long-Term Capital Gain	424,049	0	1,094,193	2,212,450
Tax-Exempt Income	0	0	0	0
Return of Capital	0	0	0	0
Total	$424,049	$0	$1,150,491	$2,316,025

	Westcore		Westcore		Westcore
	Select		International		Blue-Chip
	Fund		Frontier Fund		Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2006	2005	2006	2005	2006	2005
Distributions paid from:
Ordinary Income	$0	$0	$64,646	$21,912	$300,005	$0
Long-Term Capital Gain	0	0	0	0	4,500,076	0
Tax-Exempt Income	0	0	0	0	0	0
Return of Capital	0	0	0	0	0	0
Total	$0	$0	$64,646	$21,912	$4,800,081	$0

	Westcore		Westcore
	Mid-Cap		Small-Cap
	Value Fund		Opportunity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2006	2005	2006	2005
Distributions paid from:
Ordinary Income	$634,195	$0	$50,000	$0
Long-Term Capital Gain	2,411,755	970,000	2,490,489	800,000
Tax-Exempt Income	0	0	0	0
Return of Capital	0	0	0	0
Total	$3,045,950	$970,000	$2,540,489	$800,000

	Westcore		Westcore
	Small-Cap		Flexible
	Value Fund		Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2006	2005	2006	2005
Distributions paid from:
Ordinary Income	$418,865	$0	$11,898,362	$7,563,511
Long-Term Capital Gain	0	0	0	0
Tax-Exempt Income	0	0	0	0
Return of Capital	0	0	0	0
Total	418,865	$0	$11,898,362	$7,563,511

170	Annual Report May 31, 2006

	Westcore		Westcore
	Plus-Bond		Colorado
	Fund		Tax-Exempt Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2006	2005	2006	2005
Distributions paid from:
Ordinary Income	$19,687,611	$8,390,919	$0	$0
Long-Term Capital Gain	31,163	834,406	0	0
Tax-Exempt Income	0	0	2,195,840	2,066,589
Return of Capital	0	0	0	0
Total	$19,718,774	$9,225,325	$2,195,840	$2,066,589

     As of May 31, 2006, the components of distributable earnings on a tax basis were as follows:

			Westcore	Westcore
			MIDCO	Growth
			Growth Fund	Fund
(Over)/undistributed net investment income			$3,311,127	$0
Accumulated net realized gain/(loss)			16,070,369	121,873
Net unrealized appreciation/(depreciation)			37,737,905	28,821,434
Effect of other timing differences			(368,730)	(19,930)
Total			$56,750,671	$28,923,377

		Westcore	Westcore	Westcore
		Select	International	Blue Chip
		Fund	Frontier Fund	Fund
(Over)/undistributed net investment income	$		$302,596	$279,985
Accumulated net realized gain/(loss)		(1,579,692)	(7,889,165)	2,191,361
Net unrealized appreciation/(depreciation)		1,086,282	6,035,766	11,286,677
Effect of other timing differences		(6,622)	(5,556)	(37,698)
Total		$(500,032)	$(1,556,359)	$13,720,325

		Westcore	Westcore	Westcore
		Mid-Cap	Small-Cap	Small-Cap
		Value Fund	Opportunity Fund	Value Fund
(Over)/undistributed net investment income		$141,443	$302,757	$129,199
Accumulated net realized gain/(loss)		0	804,786	17,789
Net unrealized appreciation/(depreciation)		8,028,648	3,993,139	2,625,609
Effect of other timing differences		(83,711)	(32,439)	(293)
Total		$8,086,380	$5,068,243	$2,772,304

		Westcore	Westcore	Westcore
		Flexible	Plus Bond	Colorado
		Income Fund	Fund	Tax-Exempt Fund
(Over)/undistributed net investment income		$97,202	$45,698	$4,429
Accumulated net realized gain/(loss)		(1,368,672)	(884,310)	(1,084)
Net unrealized appreciation/(depreciation)		(2,801,780)	(15,177,650)	474,447
Effect of other timing differences		(17,529)	(44,622)	(22,301)
Total		$(4,090,779)	$(16,060,884)	$455,491

     The effect of other timing differences primarily includes deferred Trustees’ compensation.

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     Distributions – Distributions of net investment income, if any, are generally made annually for the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity and Westcore Small-Cap Value Funds and monthly for the Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

     Securities Lending – The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders’ fees. These fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Funds did not loan securities during the fiscal year ended May 31, 2006.

     Allocation of Income, Expenses and Gains and Losses – Trust expenses which are not series specific are allocated to each series based upon its relative proportion of net assets and/or open accounts to the Trust’s totals.

     When-Issued Securities – Each Fund may purchase or sell securities on a “when issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

     Other – Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

172	Annual Report May 31, 2006

2. SHARES OF BENEFICIAL INTEREST

     On May 31, 2006, there was an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

Westcore Equity Funds

Westcore MIDCO Growth Fund

	For the Year Ended	For the Year Ended
	May 31, 2006	May 31, 2005
Shares sold	4,965,161	5,824,143
Shares issued as reinvestment of dividends and distributions	50,667	0
Total	5,015,828	5,824,143
Shares redeemed	(6,833,406)	(6,298,109)
Net decrease in shares	(1,817,578)	(473,966)

Westcore Growth Fund
	For the Year Ended	For the Year Ended
	May 31, 2006	May 31, 2005
Shares sold	8,330,896	9,543,624
Shares issued as reinvestment of dividends and distributions	85,466	184,155
Total	8,416,362	9,727,779
Shares redeemed	(3,418,275)	(1,874,760)
Net increase in shares	4,998,087	7,853,019

Westcore Select Fund
	For the Year Ended	For the Year Ended
	May 31, 2006	May 31, 2005
Shares sold	94,734	279,166
Shares issued as reinvestment of dividends and distributions	0	0
Total	94,734	279,166
Shares redeemed	(213,433)	(185,776)
Net increase / (decrease) in shares	(118,699)	93,390

Westcore International Frontier Fund
	For the Year Ended	For the Year Ended
	May 31, 2006	May 31, 2005
Shares sold	1,390,278	1,388,609
Shares issued as reinvestment of dividends and distributions	4,649	2,042
Total	1,394,927	1,390,651
Shares redeemed	(720,616)	(735,197)
Net increase in shares	674,311	655,454

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Westcore Blue Chip Fund
	For the Year Ended	For the Year Ended
	May 31, 2006	May 31, 2005
Shares sold	468,284	402,985
Shares issued in connection with acquisition of Aristata Equity	0	2,310,683
Shares issued as reinvestment of dividends and distributions	350,615	0
Total	818,899	2,713,668
Shares redeemed	(850,266)	(742,376)
Net increase / (decrease) in shares	(31,367)	1,971,292

Westcore Mid-Cap Value Fund
	For the Year Ended	For the Year Ended
	May 31, 2006	May 31, 2005
Shares sold	2,289,390	709,475
Shares issued as reinvestment of dividends and distributions	136,933	53,789
Total	2,426,323	763,264
Shares redeemed	(432,555)	(160,762)
Net increase in shares	1,993,768	602,502

Westcore Small-Cap Opportunity Fund
	For the Year Ended	For the Year Ended
	May 31, 2006	May 31, 2005
Shares sold	177,503	312,153
Shares issued as reinvestment of dividends and distributions	73,348	21,047
Total	250,851	333,200
Shares redeemed	(212,081)	(847,736)
Net increase / (decrease) in shares	38,770	(514,536)

Westcore Small-Cap Value Fund
		For the Period
		December 13, 2004
	For the Year Ended	(inception) to
	May 31, 2006	May 31, 2005
Shares sold	2,097,109	1,680,976
Shares issued as reinvestment of dividends and distributions	37,944	0
Total	2,135,053	1,680,976
Shares redeemed	(367,273)	(54,738)
Net increase in shares	1,767,780	1,626,238

174	Annual Report May 31, 2006

Westcore Flexible Income Fund
	For the Year Ended	For the Year Ended
	May 31, 2006	May 31, 2005
Shares sold	7,754,455	12,894,649
Shares issued as reinvestment of dividends and distributions	1,144,546	700,294
Total	8,899,001	13,594,943
Shares redeemed	(7,912,725)	(3,505,259)
Net increase in shares	986,276	10,089,684

Westcore Plus Bond Fund
	For the Year Ended	For the Year Ended
	May 31, 2006	May 31, 2005
Shares sold	31,804,862	13,528,662
Capital contribution from in-kind transfer	0	536,208
Shares issued in connection with acquisition of Aristata Quality Bond	0	971,313
Shares issued as reinvestment of dividends and distributions	1,655,230	794,772
Total	33,460,092	15,830,955
Shares redeemed	(9,830,644)	(2,815,020)
Net increase in shares	23,629,448	13,015,935

Westcore Colorado Tax-Exempt Fund
	For the Year Ended	For the Year Ended
	May 31, 2006	May 31, 2005
Shares sold	1,104,189	940,634
Shares issued in connection with acquisition of
Aristata Colorado Tax Exempt	0	870,402
Shares issued as reinvestment of dividends and distributions	164,890	151,784
Total	1,269,079	1,962,820
Shares redeemed	(1,467,642)	(1,190,591)
Net increase / (decrease) in shares	(198,563)	772,229

1-800-392-CORE (2673) ■ www.westcore.com	175

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

Westcore Equity Funds
		Westcore	Westcore
		MIDCO	Growth
		Growth Fund	Fund
As of May 31, 2006
Gross appreciation (excess of
value over tax cost)		$38,645,780	$35,783,446
Gross depreciation (excess of
tax cost over value)		(907,875)	(6,962,012)
Net unrealized appreciation		$37,737,905	$28,821,434
Cost of investments for
income tax purposes		$154,934,297	$228,405,744

	Westcore	Westcore	Westcore
	Select	International	Blue Chip
	Fund	Frontier Fund	Fund
As of May 31, 2006
Gross appreciation (excess of
value over tax cost)	$1,102,482	$7,127,519	$12,476,150
Gross depreciation (excess of
tax cost over value)	(16,200)	(1,104,676)	(1,189,473)
Net unrealized appreciation	$1,086,282	$6,022,843	$11,286,677
Cost of investments for
income tax purposes	$8,225,665	$30,522,646	$52,473,313

	Westcore	Westcore	Westcore
	Mid-Cap	Small-Cap	Small-Cap
	Value Fund	Opportunity Fund	Value Fund
As of May 31, 2006
Gross appreciation (excess of
value over tax cost)	$9,001,143	$4,584,442	$3,862,255
Gross depreciation (excess of
tax cost over value)	(972,495)	(591,303)	(1,236,646)
Net unrealized appreciation	$8,028,648	$3,993,139	2,625,609
Cost of investments for
income tax purposes	$62,885,207	$16,225,937	$35,128,256

176	Annual Report May 31, 2006

Westcore Bond Funds
	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund
As of May 31, 2006
Gross appreciation (excess of
value over tax cost)	$6,414,150	$2,107,740	$1,007,792
Gross depreciation (excess of
tax cost over value)	(9,215,930)	(17,285,390)	(533,345)
Net unrealized appreciation/(depreciation)	$(2,801,780)	$(15,177,650)	$474,447
Cost of investments for
income tax purposes	$171,662,385	$477,657,446	$54,089,805

4. Investment Advisory Fees, Administrative Fees and Other Related Party Transactions

     The Trust has entered into an advisory agreement with Denver Investment Advisors LLC (the “Advisor” or “DenverIA”) for all Funds. The advisory agreement has been approved by the Trust’s Board of Trustees.

     Pursuant to its advisory agreement with the Trust, DenverIA is entitled to an investment advisory fee, computed daily and payable monthly of 0.65%, 0.65%, 0.65%, 1.20%, 0.65%, 0.75%, 1.00%, 1.00%, 0.45%, 0.45% and 0.50% of the average net assets for Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds, respectively.

     ALPS Mutual Fund Services, Inc. (“ALPS”) and DenverIA serve as the Funds’ co-administrators (“Co-Administrators”). ALPS and DenverIA are entitled to receive a total fee from each Fund for its administrative services computed daily and paid monthly, at the annual rate of 0.30% of the Fund’s average net assets.

     For the period June 1, 2005 to November 30, 2006, DenverIA and ALPS agreed to allocate the co-administration fee as shown in the chart below. In addition, ALPS’ was entitled to a minimum Trust level fee of $357,250 per annum, but no more than the amount of the administration fees paid by the Trust.

	ALPS	DenverIA	Total
First $750 million in average daily Net Assets of the Trust	0.05%	0.25%	0.30%
Next $250 million in average daily Net Assets of the Trust	0.04%	0.26%	0.30%
Net Assets greater than $1.0 billion in average daily Net Assets of the Trust	0.025%	0.275%	0.30%

1-800-392-CORE (2673) ■ www.westcore.com	177

     Effective January 1, 2006, the administration fee was revised to implement the following breakpoint schedule with the amount allocated to ALPS and DenverIA presented below.

	ALPS	DenverIA	Total
First $750 million in average daily Net Assets of the Trust	0.05%	0.20%	0.25%
Next $250 million in average daily Net Assets of the Trust	0.04%	0.16%	0.20%
Net Assets greater than $1.0 billion in average daily Net Assets of the Trust	0.025%	0.10%	0.125%

     The administrative fees are then allocated to each Fund based upon the Fund’s relative proportion of the Trust’s Net Assets.

     The Trust has agreed to reimburse DenverIA for costs incurred by DenverIA for record keeping and subaccounting services to persons who beneficially own shares of a Fund through omnibus accounts (“Beneficial Aggregate Value”). The amount reimbursed with respect to a Fund will not exceed the (i) lesser of the costs actually borne by DenverIA or (ii) that amount computed on a semi-annual basis by determining at the beginning of each semi-annual calendar period the actual cost of transfer agency services for the prior semi-annual calendar period borne by the Trust without taking into account the Beneficial Aggregate Value and applying that percentage to the Beneficial Aggregate Value.

     The Co-Administrators and the Adviser have informed the Trust that they intend to waive fees or reimburse expenses with respect to each of the Funds until at least September 30, 2006 so that the Net Annual Fund Operating Expenses of the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds will not exceed 1.15%, 1.15%, 1.15%, 1.50%, 1.15%, 1.25%, 1.30%, 1.30%, 0.85%, 0.55%, and 0.65%, respectively. Without such fee waivers, for the year ended May 31, 2006, the Total Annualized Fund Operating Expenses of the Westcore Select, Westcore International Frontier, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond, and Westcore Colorado Tax-Exempt Funds would be 1.75%, 1.98%, 1.26%, 1.77%, 1.61%, 0.93%, 0.89% and 0.98%, respectively.

     Certain officers of the Funds are also officers of DenverIA. All access persons of the Trust, as defined in the 1940 Act, and members, officers and employees of the Adviser, follow strict guidelines and policies on personal trading as outlined in the Trust’s and the Adviser’s respective Code of Ethics.

178	Annual Report May 31, 2006

     Effective October 1, 2004, the Trustees appointed a new compliance officer who is also the Treasurer of the Trust and an employee of the Adviser. The Trustees agreed to pay the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer.

     The Trust has a Trustee Deferred Compensation Plan (the “Deferral Plan”) which allows the trustees to defer the receipt of all or a portion of trustees fees. Under the Deferral Plan, any compensation deferred results in an equal adjustment to the Investment for/Payable for Trustee Deferred Compensation Plan on the Statement of Assets and Liabilities, as though an equivalent amount had been invested in shares of one or more Westcore Funds selected by the trustee. The amount paid to the trustees under the Deferral Plan will be determined based upon the performance of the selected funds. Deferral of trustees’ fees under the Deferral Plan will not affect the net assets of the Fund.

     Shareholders individually holding more than 5% of the Funds’ outstanding shares as of May 31, 2006, constituted 5.20% of Westcore MIDCO Growth, 47.94% of Westcore Select, 5.36% of Westcore International Frontier, 37.14% of Westcore Blue Chip, 31.07% of Westcore Small-Cap Opportunity and 6.01% of Westcore Colorado Tax-Exempt Funds. Included in the percentages above are holdings of DenverIA and/or DenverIA’s retirement savings plan representing 17.09% of Westcore Select, 5.36% of Westcore International Frontier, 9.48% of Westcore Blue Chip and 8.68% of Westcore Small-Cap Opportunity.

5. Illiquid Restricted Securities

     As of May 31, 2006, investments in securities included issues that are restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. A restricted security may also be considered illiquid if it lacks a readily available market. The Funds intend to invest no more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation if the Funds’ adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists. The aggregate value of illiquid restricted securities subject to this limitation as of May 31, 2006 for the Westcore Flexible Income and Westcore Plus Bond Funds was $21,949,019 and $26,425,434, respectively, which represents 12.83% and 5.74% of the Funds’ net assets, respectively, as detailed below.

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Illiquid Securities as of May 31, 2006

Flexible Income Fund
	Prinicipal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value

ACE Securities Corp., 2004-IN1,	300,000	05/21/04	$241,339	$267,529
Class B, 8.5813%, 02/25/2014
Allied Capital, 6.34%, 10/13/2012	1,000,000	09/21/05	$1,000,000	$973,200
Anthracite Capital CDO, Ltd.,	500,000	03/16/04	$500,000	$507,615
Series 2004-1A, Class G, 8.03%,
12/24/2014
Archstone, Series 2005-C1,	1,000,000	03/24/05	$1,000,000	$951,250
6.98%, 03/20/20
Crest Ltd. Exeter Street Solar	469,005	04/08/04	$469,005	$481,340
2004-1A, Class E1,
8.715%, 10/28/2014
Crest Ltd., Series 2003-1A,	200,000	08/28/12	$114,496	$124,412
Class PS 8.50%, 08/28/2012
Crest Ltd., Series 2003-2A,	250,000	12/18/03	$250,000	$267,100
Class E1 9.81% II,12/28/2013
Crest Ltd., Series 2003-2A, Class PS,	413,450	12/18/03	$229,349	$226,535
6.00%, 12/28/2013
Crest Ltd., Series 2004-1A,	1,064,633	10/22/04	$500,484	$542,697
Class PS, 7.667%, 12/28/2013
Crest Ltd., Series 2004-1A,	300,000	10/22/04	$285,920	$271,902
Class H2, 7.334%, 10/28/2014
Crest Ltd., Series 2004-1A,	1,087,500	11/24/04	$1,087,500	$1,089,501
Fairfield Street Solar, Class F1,
10.085%, 12/28/2014
Crystal River Capital	37,000	03/09/05	$925,000	$925,000
Denali Capital CLO III Ltd.,	250,000	06/26/03	$243,697	$252,617
Series 3A, Class B2L,
12.6137%, 07/21/2008
Denali Capital CLO VI Ltd.,	800,000	02/16/06	$800,000	$800,000
Series 6A, Class
B2L, 9.2175%, 04/21/2010
Eszopiclone Royalty Sub 1,	1,250,000	07/29/05	$1,250,000	$1,287,500
LLC, Series IV, 12.00%, 03/15/2014
First Republic Cap Trust II, Series B, 8.75%	20,000	01/30/04	$530,000	$493,126
Global Signal Trust, 2004-2A,
Class G, 7.113%, 12/15/2014	1,000,000	11/18/04	$1,000,000	$1,002,300
I-Preferred Term Securities I Ltd.,	100,000	12/04/02	$100,000	$87,625
Subordinate Income Notes,
22.00%, 12/04/2012
Invesco Navigator Fund, 8.00%	2,000	11/15/05	$2,000,000	$2,109,040
MM Community Funding II Ltd.,	500,000	03/12/04	$477,727	$230,000
Series 2 I, 21.28%, 12/15/2011
N-STAR Real Estate CDO Ltd.,	500,000	06/16/04	$468,475	$481,300
Series 2004-2A, Class C2B,
6.591%, 06/28/2014

180	Annual Report May 31, 2006

Flexible Income Fund (continued)
	Prinicipal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value

Preferred CPO Ltd., Class B, 10.026%,	500,000	06/15/04	$541,627	$540,469
07/26/2010:	600,000	02/07/05	$661,988	$648,562
Preferred Term Securities VI Ltd.,	100,000	06/26/02	$100,000	$66,055
Subordinate Income Notes, 24.569%,
07/03/2012
Preferred Term Securities X Ltd.,	150,000	06/16/03	$150,000	$120,188
Subordinate Income Notes, 19.00%,
07/03/2013
Preferred Term Securities XI Ltd.,	150,000	06/16/03	$150,000	$125,063
Subordinate Income Notes, 19.00%,
10/03/2013
Preferred Term Securities XII Ltd.,	250,000	12/09/03	$250,000	$236,031
Subordinate Income Notes,	500,000	01/07/05	$523,180	$472,063
19.00%, 12/24/2013:
Preferred Term Securities XIII Ltd.,	500,000	03/09/04	$500,000	$460,413
Subordinate Income Notes,	400,000	01/31/05	$422,306	$368,330
18.00%, 03/24/2014:
Preferred Term Securities XIV Ltd.,	500,000	06/09/04	$500,000	$432,625
Subordinate Income Notes,
17.50%, 06/24/2014
Regional Diversified Funding,	500,000	02/13/04	$477,492	$400,000
Series 2004-1A,
16.849%, 02/15/2014
Regional Diversified Funding,	750,000	04/12/05	$750,000	$712,500
Series 2005-1A,
14.10%, 03/15/2015
River North CDO ltd., Series	600,000	12/22/04	$600,000	$570,000
2005-1A, 12.50%, 02/06/2014
Soloso Bank Pref 22005, 12.50%,	750,000	08/03/05	$744,520	$744,529
10/15/2015
TIAA Real Estate CDO Ltd., Series,	250,000	10/16/03	$250,000	$260,074
2003-1A Class PS,
16.00%, 09/30/2013
Times Square Hotel Trust,	93,129	08/09/01	$93,129	$101,268
8.528%, 08/01/2026
Tortoise Capital Partners	36,500	12/01/05	$547,500	$547,500
Tortoise Capital Partners warrants	9,125	12/01/05	$0	$
Tricadia, Series 2003-1,	250,000	01/14/04	$238,718	$237,500
Class PS, 17.575%, 12/15/2013
Tricadia, Series 2004-2A,	500,000	10/08/04	$484,231	$491,760
Class C, 8.184%, 12/23/2019
Tropic , Series 2003-1A,	700,000	09/07/05	$619,721	$560,000
Class PS, 12.85%, 10/15/2013
Tropic, Series 2004-1A,	500,000	12/02/04	$500,000	$482,500
Class PS, 16.50%, 04/15/2014
Total			$22,577,404	$21,949,019
Total Net Assets				$171,115,611
Illiquid Restricted Securities as % of Total Net Assets				12.83%

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Plus Bond Fund
	Prinicipal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value

ACE Securities Corp., 2004-IN1,	379,000	05/21/04	$304,896	$337,979
Class B, 8.5813%, 02/25/2014
Allied Capital, 6.34%, 10/13/2012	4,000,000	09/21/05	$4,000,000	$3,892,800
Anthracite Capital CDO, Ltd., Series	500,000	03/16/04	$500,000	$507,615
2004-1A, Class G, 8.03%, 12/24/2014
Archstone, Series 2005-C,
6.98%, 03/20/2010	1,300,000	03/24/05	$1,300,000	$1,236,625
Crest Ltd., Series 2003-1A,	800,000	04/22/03	$457,984	$497,648
Class PS 8.50%, 08/28/2012
Crest Ltd., Series 2003-2A,	620,174	12/18/03	$344,023	$339,801
Class PS, 6.00% 12/28/2013
Crest Ltd., Series 2004-1A,	750,000	10/22/04	$714,800	$679,755
Class H2, 7.334%, 10/28/2014
Crest Ltd., Series 2004-1A,	1,000,000	11/24/04	$1,000,000	$1,001,840
Fairfield Street Solar, Class F1,
10.085%, 12/28/2014
Eszopiclone Royalty Sub LLC,	1,250,000	07/29/05	$1,250,000	$1,287,500
Series IV, 12.00%, 03/15/2014
Global Signal Trust, 2004-2A,	1,225,000	11/18/04	$1,225,000	$1,227,818
Class G, 7.113%, 12/15/2014
I-Preferred Term Securities I Ltd.,	150,000	12/04/02	$150,000	$131,437
Subordinate Income Notes,
22.00%, 12/04/2012
N-STAR Real Estate CDO Ltd.,	600,000	06/16/04	$562,170	$577,560
Series 2004-2A, Class C2B,
6.591%, 06/28/2014
Preferred CPO Ltd., Class B, 10.026%,	500,000	06/15/04	$524,446	$540,468
07/26/2010	500,000	02/27/05	$566,000	$540,467
Preferred Term Securities VI	250,000	06/26/02	$250,000	$165,138
Ltd., Subordinate Income Notes,
24.569%, 07/03/2012
Preferred Term Securities	350,000	06/16/03	$350,000	$280,437
X Ltd., Subordinate Income Notes,
19.00%, 07/03/2013
Preferred Term Securities XI	350,000	06/16/03	$350,000	$291,813
Ltd., Subordinate Income Notes,
19.00%, 10/03/2013
Preferred Term Securities XII Ltd.,	250,000	12/09/03	$250,000	$236,031
Subordinate Income Notes,	250,000	01/07/05	$261,590	$236,032
19.00%, 12/24/2013

182	Annual Report May 31, 2006

Plus Bond Fund (continued)
	Prinicipal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value

Preferred Term Securities XIII Ltd.,	500,000	03/09/04	$500,000	$460,412
Subordinate Income Notes,
18.00%, 03/24/2014
Preferred Term Securities XIV Ltd.,	500,000	06/09/04	$500,000	$432,625
Subordinate Income Notes,
17.50%, 06/24/2014
Preferred Term Securities X1 B-3 Ltd.,	500,000	06/02/05	$503,034	$491,875
Subordinate Income Notes,
5.30%, 09/24/2008
Regional Diversified Funding,	500,000	02/13/04	$477,492	$400,000
Series 2004-1A, 16.849%, 02/15/2014
Regional Diversified Funding,	750,000	04/12/05	$750,000	$712,500
Series 2005-1A, 14.10%, 03/15/2015
River North CDO ltd., Series	800,000	12/22/04	$800,000	$760,000
2005-1A, 12.50%, 02/06/2014
Soloso Bank Pref 22005,	750,000	08/03/05	$744,520	$744,530
12.50%, 10/15/2015
Strats-Daimler Chrysler CPI Notes,	1,750,000	12/27/04	$1,750,000	$1,619,625
6.00%, 11/15/2013	905,000	11/16/05	$870,665	$837,577
	385,000	11/23/05	$368,531	$356,318
	425,000	12/15/05	$405,707	$393,337
Strats-FHLB, 5.125%, 08/15/2019	1,500,000	02/24/05	$1,500,000	$1,411,500
	100,000	12/15/05	$96,601	$94,100
	50,000	12/15/05	$48,301	$47,050
	500,000	12/28/05	$481,066	$470,500
TIAA Real Estate CDO Ltd.,	250,000	11/06/03	$250,000	$260,075
Series 2003-1A, Class PS,
16.00%, 09/30/2013
Times Square Hotel Trust,	395,798	08/09/01	$395,798	$430,386
8.528%, 08/01/2026
Tricadia, Series 2003-1,	250,000	01/14/04	$238,884	$237,500
Class PS, 17.575%, 12/15/2013
Tricadia, Series 2004-2A,	494,231	10/08/04	$494,231	$491,760
Class C, 8.184%, 12/23/2019
Tropic, Series 2003-1A.	1,000,000	09/07/05	$885,315	$800,000
Class PS, 12.85%,10/15/2013
Tropic, Series 2004-1A.	1,000,000	01/27/06	$950,938	$965,000
Class PS, 16.50%, 04/15/2014
Total			$27,371,992	$26,425,434
Total Net Assets				$460,509,296
Illiquid Restricted Securities as % of Total Net Assets				5.74%

1-800-392-CORE (2673) ■ www.westcore.com	183

     Certain tax information regarding the Trust is required to be provided to shareholders based upon each Fund’s income and distributions for the taxable year ended May 31, 2006. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2005.

     During the fiscal year ended May 31, 2006, 99.74% of the dividend paid by the Westcore Colorado Tax-Exempt Fund from net investment income should be treated as tax-exempt dividends. In addition, 0%, 0%, 7.90%, 2.27%, 0%, 100%, 80.76%, and 100%, of the dividends paid by the Westcore Growth, Westcore International Frontier, Westcore Flexible Income, Westcore Plus Bond, Westcore Colorado Tax-Exempt, Westcore Blue Chip, Westcore Mid-Cap Value and Westcore Small-Cap Value Funds from net investment income, respectively, qualify for the corporate dividends received deduction.

     Also during the fiscal year ended May 31, 2006, 0%, 100%, 8.10%, 2.32%, 0%, 100%, 86.16%, and 100% of distributions of ordinary income by Westcore Growth, Westcore International Frontier, Westcore Flexible Income, Westcore Plus Bond, Westcore Colorado Tax-Exempt, Westcore Blue Chip, Westcore Mid-Cap Value and Westcore Small-Cap Value Funds respectively, met the requirements regarding qualified dividend income.

     During the fiscal year ended May 31, 2006, the Westcore Funds paid the following distributions per share:

	Ordinary	Capital	Total
	Income Dividends	Gains Distributions	Distributions
Westcore MIDCO Growth Fund	$0.0000	$0.0170	0.0170
Westcore Growth Fund	0.0030	0.0583	0.0613
Westcore Select Fund	0.0000	0.0000	0.0000
Westcore International Frontier Fund	0.0290	0.0000	0.0290
Westcore Blue Chip Fund	0.0673	1.0095	1.0768
Westcore Mid-Cap Value Fund	0.0417	1.2259	1.2676
Westcore Small-Cap Opportunity Fund	0.0000	5.0782	5.0782
Westcore Small-Cap Value Fund	0.1117	0.0683	0.1800
Westcore Flexible Income Fund	0.6843	0.0000	0.6843
Westcore Plus Bond Fund	0.5780	0.0009	0.5789
Westcore Colorado Tax-Exempt Fund	0.4240	0.0000	0.4240

184	Annual Report May 31, 2006

Fund Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without a charge, upon request, by contacting the Fund at 1-800-392-2673 and on the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1-800-SEC-0330.

Trust Proxy Voting Policies & Procedures

Policies and procedures used in determining how to vote proxies relating to portfolio securities and a summary of proxies voted by the Funds for the period ended June 30, 2006 are available without a charge, upon request by contacting Westcore Funds at 1-800-392-2673 or on the commission’s website at http://www.sec.gov.

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To the Board of Trustees and Shareholders of Westcore Trust:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Westcore Trust (the “Funds”) including the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds as of May 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Westcore Trust as of May 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

July 14, 2006

186	Annual Report May 31, 2006

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190	Annual Report May 31, 2006

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192	Annual Report May 31, 2006

1625 Broadway
Suite 2200 Denver, CO 80202
1-800-392-CORE (2673)
www.westcore.com

Westcore Trustees and Officers:
Jack D. Henderson, Chairman
Mary K. Anstine, Trustee
McNeil S. Fiske, Trustee
James B. O’Boyle, Trustee
Lyman E. Seely, Trustee
Robert L. Stamp, Trustee
Todger Anderson, President
Jasper R. Frontz, Treasurer & Chief Compliance Officer
Wade A. Clouse, Asst. Treasurer
Tané T. Tyler, Secretary

A description of the policies and procedures that Westcore Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-392-2673; (ii) on the Westcore Funds website, www.westcore.com; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

This report has been prepared for Westcore shareholders and may be distributed to others only if preceded or accompanied by a prospectus.
Funds distributed by ALPS Distributors, Inc.
WC120

Item 2.  Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant.

(b)	Not applicable.
(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.
(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of this code of ethics adopted in 2(a) above were granted.
(e)	Not applicable.
(f)	The Registrant's Code of Ethics is incorporated by reference to Exhibit 11(a)(1) to the registrant's Form N-CSR dated August 8, 2004 for its fiscal year ended May 31, 2004, filed electronically with the Securities and Exchange Commission.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that the registrant has at least one "audit committee financial expert" serving on its committee. The Board of Trustees has designated Robert Stamp as the registrant's "audit committee financial expert". Robert Stamp is "independent" as defined in paragraph (a)(2) to Item 3 of Form N-CSR.

Item 4.  Principal Accounting Fees and Services.

(a)

Audit Fees:  For the registrant's fiscal years ended May 31, 2006 and May 31, 2005, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements were $88,750 for the fiscal year ended May 31, 2006 and $90,974 for the fiscal year ended May 31, 2005.

(b)

Audit-Related Fees:  In registrant's fiscal years ended May 31, 2006 and May 31, 2005, no fees were billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c)

Tax Fees:  For the registrant's fiscal years ended May 31, 2006 and May 31, 2005, aggregate fees of $25,080 and $23,650 respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

(d)

All other Fees:  No fees were billed to registrant by the principal accountant for services other than the services reported in paragraph (a) through (c) for the registrant's fiscal years ended May 31, 2006 and May 31, 2005.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: The registrant's Audit Committee has not adopted pre-approval policies and procedures for specific services, although the Audit Committee chairman may pre-approve audit and non-audit services pursuant to delegated authority, subject to ratification by Audit Committee at the next meeting. Instead, the Audit Committee approves on a case-by-case basis each audit or non-audit service before engaging the accountant to render such service.
(e)(2)	No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable.
(g)

Aggregate non-audit fees of $25,080 were billed by the registrant's principal accountant for services rendered to the registrant and to registrant's investment adviser for the registrant's fiscal year ended May 31, 2006 and aggregate non-audit fees of $23,650 were billed by the registrant's principal accountant for services rendered to the registrant and to registrant's investment adviser for the registrant's fiscal year ended May 31, 2005.

(h)	Not applicable.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Mangers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10.  Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11.  Controls and Procedures.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  The code of ethics that applies to the registrant's principal executive officer and principal financial officer and as described in Item 2 hereof is incorporated by reference to Exhibit 1 to the registrant's Form N-CSR dated August 8, 2004, for its fiscal year ended May 31, 2004, filed electronically with the Securities and Exchange Commission.

(a)(2)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)  Not applicable.

(b)  A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:	/s/ Todger Anderson
Todger Anderson
President/Principal Executive Officer

Date:	August 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Todger Anderson
Todger Anderson
President/Principal Executive Officer

Date:	August 7, 2006

By:	/s/ Jasper R. Frontz
Jasper R. Frontz
Treasurer/Principal Financial Officer

Date:	August 7, 2006